UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	3/31/07

Item 1:               Report to Shareholders.

2007

LORD ABBETT
SEMIANNUAL
REPORT

Lord Abbett

Municipal Income Fund

Municipal Income Trust

National Tax Free Fund

California Tax Free Fund

Connecticut Tax Free Fund

Hawaii Tax Free Fund

Minnesota Tax Free Fund

Missouri Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

Texas Tax Free Fund

Washington Tax Free Fund

Intermediate Tax Free Fund

Florida Tax Free Trust

Georgia Tax Free Trust

High Yield Municipal Bond Fund

Michigan Tax Free Trust

Pennsylvania Tax Free Trust

For the six-month period ended March 31, 2007

Lord Abbett Municipal Income Fund and
Lord Abbett Municipal Income Trust

Semiannual Report

For the six-month period ended March 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the strategies and performance of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust (formerly known as Lord Abbett Tax Free Income Fund and Lord Abbett Tax Free Income Trust, respectively) for the six-month period ended March 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended March 31, 2007?

A: Overall for the first half of the fiscal year, rates rose across the municipal yield curve, with the largest increases occurring in the five- to 10-year maturity range. Because rates rose more on intermediate maturities, the yield curve between five and 30 years flattened, meaning that the extra yield for buying longer bonds decreased. There was a lot of volatility owing to inconsistent economic and inflation data, leading to continued uncertainty regarding future economic growth and future Federal Reserve Board (the Fed) rate actions. The Fed kept the fed funds rate unchanged during the time period, and its outlook for future rate changes remained closely tied to future economic indicators.

Throughout the first half of the fiscal year, demand for municipal bonds remained strong, especially for both long bonds and lower-rated bonds. This demand helped keep long rates from increasing as much as intermediate rates because investors were searching for sources of incremental yield in the continued low rate environment. It also helped lower-rated bonds continue to outperform higher-rated bonds, as has been the case in recent years.

The supply of municipal bonds increased by 33.9% during the period, compared with the year-ago period. New issuance was high, as state and local municipalities took advantage of lower rates to increase their borrowings or refinance outstanding bonds. Through the first quarter of calendar year 2007, the municipal new issue market is on a record pace for volume.

Q: How did each Fund perform during the six-month period ended March 31, 2007?

A: For the most part, the Funds (Class A shares) outperformed their peer group, as represented by the Lipper Funds Average.1 Performance of the National Tax Free and individual state funds, relative to their benchmark, the Lehman Brothers Municipal Bond Index,2 was mixed (see Table 1).

The Intermediate Tax Free Fund (formerly known as the Insured Intermediate Tax Free Fund) (Class A shares) underperformed its benchmark, the Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index,3 and outperformed its peer group, as represented by the Lipper Intermediate Municipal Debt Funds Average.4

The High Yield Municipal Bond Fund (Class A shares) underperformed its benchmark, the Lehman Brothers 85% High Yield/15% Investment Grade Municipal Bond Index,5 and outperformed its peer group, as represented by the Lipper High Yield Municipal Debt Funds Average.6

Table 1. Municipal Income Performance

	Class A Shares @ NAV 3/31/07 6-Month Return	Lipper Funds Average	Lehman Brothers Municipal Long Current Coupon Bond Index[7]†	Lehman Brothers Municipal Bond Index
National Tax Free Income Fund	1.9%	1.6%	2.4%	1.9%
California Tax Free Income Fund	1.8%	1.8%	2.4%	1.9%
Connecticut Tax Free Income Fund	1.7%	1.5%	2.4%	1.9%
Hawaii Tax Free Income Fund	1.9%	1.5%	2.4%	1.9%
Minnesota Tax Free Income Fund	1.9%	1.6%	2.4%	1.9%
Missouri Tax Free Income Fund	1.9%	1.5%	2.4%	1.9%
New Jersey Tax Free Income Fund	1.6%	1.7%	2.4%	1.9%
New York Tax Free Income Fund	1.8%	1.6%	2.4%	1.9%
Texas Tax Free Income Fund	1.4%	1.3%	2.4%	1.9%
Washington Tax Free Income Fund	2.0%	1.5%	2.4%	1.9%
Intermediate Tax Free Fund	1.5%	1.3%	1.6%*	1.9%
Florida Tax Free Trust	1.5%	1.6%	2.4%	1.9%
Georgia Tax Free Trust	2.0%	1.4%	2.4%	1.9%
High Yield Municipal Bond Fund	3.4%	2.7%	3.5%**	1.9%
Michigan Tax Free Trust	1.9%	1.7%	2.4%	1.9%
Pennsylvania Tax Free Trust	2.1%	1.7%	2.4%	1.9%

  †  Each Fund believes that the Lehman Brothers Municipal Bond Index is a less volatile index and a more appropriate benchmark for each Fund and, therefore, will remove the Lehman Brothers Municipal Long Current Coupon Bond Index from the next annual report.

  *  Lehman Brothers 3–10 Year Insured Tax-Exempt Bond Index.

  **  Lehman Brothers 85% High Yield/15% Investment Grade Municipal Bond Index.

The Lipper Funds Average for each Fund consists of municipal debt funds for the particular state involved, except for the National Tax Free Income Fund, Texas Tax Free Income Fund, Washington Tax Free Income Fund, Intermediate Tax Free Fund, and High Yield Municipal Bond Fund. In the case of those funds, the applicable Lipper Funds Averages are General Municipal Debt Funds, Other States Intermediate Municipal Debt Funds, Other States Municipal Debt Funds, Intermediate Municipal Debt Funds, and High Yield Municipal Debt Funds, respectively.

Table 2. Average Annual Total Returns

(Class A shares with maximum 3.25% sales charge, as of 3/31/07)

	1 Year	5 Years	10 Years/ Since Inception
National Tax Free Income Fund*	1.66%	4.35%	5.00%
California Tax Free Income Fund*	1.19%	4.21%	4.85%
Connecticut Tax Free Income Fund*	1.51%	4.36%	4.86%
Hawaii Tax Free Income Fund*	1.55%	3.95%	4.56%
Minnesota Tax Free Income Fund*	1.44%	4.49%	5.10%
Missouri Tax Free Income Fund*	1.65%	4.25%	4.84%
New Jersey Tax Free Income Fund*	1.15%	3.81%	4.62%
New York Tax Free Income Fund*	1.80%	4.26%	5.02%
Texas Tax Free Income Fund*	0.70%	4.24%	4.69%
Washington Tax Free Income Fund*	1.45%	4.24%	4.86%
Intermediate Tax Free Fund*†	1.45%	—	1.64%
Florida Tax Free Trust*	1.10%	3.87%	4.44%
Georgia Tax Free Trust*	1.60%	4.65%	5.71%
High Yield Municipal Bond Fund*††	5.07%	—	6.08%
Michigan Tax Free Trust*	1.39%	4.33%	5.23%
Pennsylvania Tax Free Trust*	1.36%	4.38%	5.04%

*  During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

†    SEC effective date June 30, 2003.

††  SEC effective date December 30, 2004.

Class A shares' total return includes the reinvestment of all distributions as of March 31, 2007.

Q: What were the most significant factors affecting performance?

Overall, the Funds benefited from the positive performance from longer maturity securities.

The National Tax Free Fund modified its investment strategy, but not its investment objective. Effective February 1, 2007, the Fund can invest up to 20% of its assets in municipal bonds that have ratings that are below investment grade. As of March 31, 2007, the Fund's weighting in these types of bonds was 8.7%. These new securities contributed positively to performance, as lower-rated bonds outperformed. In particular, higher-education bonds and industrial-development corporate-backed bonds had the strongest contribution. Tobacco and pre-refunded bonds8 did not perform as well, although all sectors had positive returns during the six-month period. The Fund marginally increased its duration.

The Intermediate Tax Free Fund took advantage of changes in interest rates along the yield curve. Securities maturing in 10–13 years outperformed. Short-term securities, which matured in less than five years, underperformed, although all maturities had positive returns during the period. Also during the time period, the Fund increased its allocation to securities maturing between four and five years as their relative attractiveness improved. This shift lowered the Fund's duration slightly.

The High Yield Municipal Bond Fund benefited from strong demand for high-yield municipal securities. Charter school, senior living, and airline bonds had the strongest contributions to performance. Healthcare, tobacco, and special tax-assessment bonds underperformed. (Special tax-assessment bonds finance the public infrastructure for new housing developments.) The average maturity in the High Yield Fund increased slightly.

Each fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change.

Note: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1% if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment – Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2  The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market that includes bonds with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of at least Baa, an outstanding par value of at least $3 million, and be issued as part of a transaction of at least $50 million. This includes both zero coupon bonds and bonds subject to the alternative minimum tax.

3  The Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index consists of insured tax-free municipal bonds ranging in maturity from 3–10 years.

4  The Lipper Intermediate Municipal Debt Funds Average is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The total return of the Lipper Average does not include the effect of sales charges.

5  The Lehman Brothers 85% High Yield/15% Investment Grade Municipal Bond Index is a total return benchmark designed for municipal portfolios, which contain both investment and non-investment-grade tax-exempt bonds. The index contains an equal weighting of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Non-Investment Grade Index.

6  The Lipper High Yield Municipal Debt Funds Average covers funds that invest at least 50% of assets in lower rated municipal debt issues.

7  The Lehman Brothers Municipal Long Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, bonds issued as part of a deal of at least $50 million, with an amount outstanding of at least $5 million, a maturity of 22 years or longer and have been issued after December 31, 1990.

8  Pre-refunded bonds are older, tax-free bonds that typically pay coupons higher than current market rates and that have been refinanced or "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasuries. As a result, pre-refunded bonds are generally deemed to have virtually no default risk. Typically, when a bond becomes pre-refunded it appreciates in value because of its higher credit quality and improved marketability.

Copyright© 2007 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

The views of each Fund's management and the portfolio holdings described in this report are as of March 31, 2007; these views and holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes; also, certain Funds do not yet have effective a Rule 12b-1 plan under which distribution and service fees are paid); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 through March 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 10/1/06 – 3/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A*
Actual	$1,000.00	$1,019.40	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class B*
Actual	$1,000.00	$1,016.70	$9.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.57	$9.45
Class C*
Actual	$1,000.00	$1,016.00	$9.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.58	$9.45

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.88% for Class B and Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of Class A and C have been restated (1.07% for Class A and 1.69% for Class C). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.39	$5.39
Class C	$8.49	$8.49

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	46.62%
AA+	6.12%
Aa1	0.18%
AA	3.06%
Aa2	0.80%
AA-	5.02%
A+	4.10%
A	0.49%
A2	0.99%
A-	3.02%
A3	2.15%
BBB+	4.43%
Credit Rating: S&P or Moody's(a)	%*
Baa1	1.79%
BBB	8.08%
Baa2	1.74%
BBB-	2.30%
Baa3	1.10%
BB	0.52%
Ba2	0.36%
B	0.24%
CCC+	1.43%
NR	5.31%
Short-Term Investments	0.15%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,017.90	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.68	$6.29
Class C
Actual	$1,000.00	$1,014.50	$9.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.45	$9.55

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.25% for Class A and 1.90% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (1.10% for Class A and 1.71% for Class C). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.53	$5.54
Class C	$8.59	$8.59

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	64.39%
AA+	1.42%
AA	0.55%
AA-	5.58%
Aa3	1.91%
A+	8.74%
A1	0.86%
A	1.26%
A2	0.54%
Credit Rating: S&P or Moody's	%*
A-	0.22%
A3	0.28%
BBB+	1.25%
BBB	5.28%
Baa2	1.09%
BBB-	0.54%
Baa3	2.26%
NR	3.83%
Short-Term Investment	0.00%**
Total	100.00%

*  Represents percent of total investments.

**  Amount is less than 0.01%.

Connecticut Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,017.00	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.60	$4.38

†  Expenses are equal to the Fund's annualized expense ratio of 0.87% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses have been restated to 0.72%. Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.62	$3.63

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	65.48%
AA+	0.82%
Aa1	0.08%
AA	15.77%
AA-	1.27%
Aa3	3.65%
A1	2.64%
A2	2.31%
A3	0.83%
BBB	3.32%
NR	0.78%
Short-Term Investments	3.05%
Total	100.00%

*  Represents percent of total investments.

Hawaii Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,018.60	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.40	$4.58

†  Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses have been restated to 0.76%. Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.82	$3.83

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	84.75%
AA	4.21%
A-	1.11%
BBB+	3.67%
BBB	4.95%
B	1.05%
NR	0.26%
Total	100.00%

* Represents percent of total investments.

Minnesota Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,018.80	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.60	$4.38

†  Expenses are equal to the Fund's annualized expense ratio of 0.87% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	43.69%
AA+	16.07%
AA	11.49%
Aa3	0.88%
A	1.71%
A2	1.20%
A3	7.45%
A-	5.80%
Baa1	5.50%
BBB	0.58%
Baa2	2.32%
Baa3	0.56%
NR	2.75%
Total	100.00%

*  Represents percent of total investments

Missouri Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,018.60	$5.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.49

†  Expenses are equal to the Fund's annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses have been restated to 0.94%. Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.73	$4.73

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	59.77%
AA+	9.33%
AA	11.84%
AA-	1.06%
Aa3	1.51%
A+	0.60%
A	0.59%
A2	0.66%
A-	2.56%
A3	0.91%
BBB+	3.17%
BBB	3.14%
Baa2	1.16%
BBB-	0.56%
NR	2.97%
Short-Term Investment	0.17%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,016.40	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.18	$5.79

†  Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses have been restated to 1.01%. Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.08	$5.08

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	69.77%
Aa1	2.30%
AA	3.88%
AA-	3.38%
A	2.14%
A2	3.18%
A-	1.56%
A3	0.72%
Baa1	2.12%
BBB	5.61%
BBB-	3.66%
Baa3	0.56%
B	0.70%
B3	0.15%
Short-Term Investments	0.27%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,017.80	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.68
Class C
Actual	$1,000.00	$1,014.50	$7.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.93% for Class A and 1.59% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (0.79% for Class A and 1.42% for Class C). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.97	$3.98
Class C	$7.13	$7.14

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	42.69%
AA+	7.99%
Aa1	2.54%
AA	6.40%
Aa2	0.48%
AA-	15.98%
A+	1.50%
A	7.15%
A-	0.77%
A3	2.27%
Credit Rating: S&P or Moody's	%*
BBB+	0.80%
Baa1	0.47%
BBB	5.33%
BBB-	1.38%
BB	1.11%
Ba2	0.80%
B	0.36%
CCC+	0.95%
NR	1.03%
Short-Term Investment	0.00%**
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*   Represents percent of total investments.

**  Amount is less than 0.01%.

Texas Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,013.80	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.45	$4.53

†  Expenses are equal to the Fund's annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses have been restated to 0.75%. Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.77	$3.78

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	57.22%
AA+	9.60%
Aa1	8.53%
AA	2.73%
A+	2.59%
A	9.57%
A3	1.07%
BBB+	2.85%
BBB	4.14%
Baa2	1.03%
Short-Term Investments	0.67%
Total	100.00%

*  Represents percent of total investments.

Washington Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,019.90	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.57	$4.38

†  Expenses are equal to the annualized expense ratio of 0.87% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	86.84%
AA	2.50%
A	0.73%
A3	3.64%
BBB	4.46%
Baa2	1.82%
Short-Term Investment	0.01%
Total	100.00%

*  Represents percent of total investments.

Intermediate Tax Free Fund
(formerly, Insured Intermediate Tax Free Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,015.30	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.69	$1.26
Class B
Actual	$1,000.00	$1,011.60	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$5.04
Class C
Actual	$1,000.00	$1,011.60	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class P
Actual	$1,000.00	$1,014.40	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.72	$2.27

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C and 0.45% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	94.06%
BBB+	2.04%
BBB	1.96%
Baa2	1.93%
Short-Term Investment	0.01%
Total	100.00%

*  Represents percent of total investments.

Florida Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A*
Actual	$1,000.00	$1,014.90	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.84
Class C*
Actual	$1,000.00	$1,011.50	$9.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.90	$9.10

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.73% for Class A and 1.38% for Class C) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (1.02% for Class A and 1.62% for Class C). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.12	$5.13
Class C	$8.12	$8.14

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	69.10%
Aa1	1.42%
AA	0.62%
A+	1.45%
A1	0.32%
A	8.63%
A2	7.64%
A3	2.90%
BBB+	3.23%
BBB	4.19%
Baa2	0.50%
Short-Term Investment	0.00%**
Total	100.00%

*  Represents percent of total investments.

**  Amount is less than 0.01%.

Georgia Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A*
Actual	$1,000.00	$1,020.40	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.66	$4.33

†  Expenses are equal to the Fund's annualized expense ratio of 0.86% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses have been restated to 0.79%. Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.98	$3.98

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	65.99%
AA+	1.61%
AA	14.90%
AA-	0.87%
Aa3	1.78%
A1	0.76%
A	0.72%
A2	0.75%
A3	3.37%
BBB+	1.48%
BBB	5.75%
Baa2	0.39%
BBB-	0.37%
Baa3	0.31%
NR	0.95%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,033.50	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.99
Class B
Actual	$1,000.00	$1,030.90	$8.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.78	$8.20
Class C
Actual	$1,000.00	$1,030.90	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.50	$8.50
Class P
Actual	$1,000.00	$1,033.30	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.01	$5.99

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.19% for Class A, 1.63% for Class B, 1.69% for Class C and 1.19 for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	7.78%
AA	2.73%
AA-	0.71%
A+	5.25%
A1	0.03%
A	1.78%
A-	4.43%
A3	0.30%
BBB+	0.52%
Baa1	0.67%
BBB	10.77%
Baa2	1.15%
BBB-	4.11%
Baa3	1.19%
Credit Rating: S&P or Moody's(a)	%*
BB+	1.74%
Ba1	0.42%
BB	1.55%
Ba2	0.41%
BB-	0.12%
Ba3	0.31%
B1	0.28%
B	6.91%
B2	1.43%
B-	1.39%
B3	1.56%
CCC+	1.78%
Caa2	0.12%
NR	39.59%
Short-Term Investments	0.97%
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

Michigan Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,019.30	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.84

†  Expenses are equal to the annualized expense ratio of 0.96% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's	%*
AAA	85.68%
AA	6.70%
A1	1.36%
BBB+	1.44%
Baa1	0.50%
BBB	2.58%
BBB-	1.74%
Total	100.00%

*  Represents percent of total investments.

Pennsylvania Tax Free Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	10/1/06	3/31/07	10/1/06 – 3/31/07
Class A
Actual	$1,000.00	$1,021.10	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.78	$5.19

†  Expenses are equal to the Fund's annualized expense ratio of 1.03% multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (0.91% for Class A). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.59	$4.58

Portfolio Holdings Presented by Credit Rating

March 31, 2007

Credit Rating: S&P or Moody's(a)	%*
AAA	74.10%
AA+	5.74%
AA	5.42%
AA-	1.44%
A+	1.39%
A1	2.52%
A	0.98%
A-	1.98%
BBB+	0.97%
BBB	3.48%
Baa2	0.49%
BBB-	1.00%
NR	0.49%
Short-Term Investment	0.00%**
Total	100.00%

(a)  Certain investments have been rated by Fitch IBCA.

*  Represents percent of total investments.

**  Amount is less than 0.01%.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 110.92%
Education 12.60%
Allegheny Cnty PA Higher Ed Bldg Auth Rev Carnegie Mellon Univ	5.125%	3/1/2032	AA-	$2,000	$2,088,420
Allegheny Cnty PA Higher Ed Univ Rev Ser A	4.75%	2/15/2026	Baa3	500	505,020
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	1,028,950
CA Edl Facs Auth Rev USC Ser A	5.00%	10/1/2033	AA+	10,000	10,441,400
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	2,900	2,904,640
DE St Econ Dev Auth Rev DE Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA	900	961,596
Dist of Columbia Rev James F Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A	450	483,570
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,555	1,598,198
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	1,690	1,731,236
IA Higher Ed Ln Auth Rev Ref Wartburg Ser A	5.30%	10/1/2037	BBB-(a)	3,000	3,104,790
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj(15)	6.375%	5/1/2031	AAA	2,290	2,479,932
Lee Cnty FL Indl Dev Auth Dev Rev Lee Charter Foundation Ser A(b)	5.25%	6/15/2027	BB	1,500	1,512,855
Lee Cnty FL Indl Dev Auth Indl Dev Rev Ser A Lee Charter Fndn(b)	5.375%	6/15/2037	BB	1,830	1,852,051
MA St Dev Fin Agy Rev Boston Univ Ser P	5.375%	5/15/2039	A3	1,000	1,127,730
MA St Dev Fin Agy Rev Boston Univ Ser P	6.00%	5/15/2059	A3	1,000	1,211,250
MA St Hlth & Edl Fac Auth Rev Boston College Ser N(14)(15)	5.125%	6/1/2033	AAA	3,810	4,014,064
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	BBB	3,000	3,286,770
NY St Dorm Auth Rev Fashion Inst Tech(11)	5.50%	7/1/2030	AAA	400	422,188
OR St Hlth Hsg Ed & Cult Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-	3,800	4,053,802
Provo UT Charter Sch Rev Freedom Academy Fndtn(b)	5.50%	6/15/2037	NR	1,000	999,730

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR	$700	$702,933
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	579,215
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	1,007,380
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+	2,015	2,118,430
Univ NC Sys Pool Rev Unrefunded Balance Ser A(2)	5.00%	4/1/2027	AAA	1,220	1,282,684
Univ TX Univ Revs Fing Sys Ser B	5.00%	8/15/2022	AAA	5,675	6,068,561
Univ VA Univ Revs Gen Ser B~(e)	5.00%	6/1/2019	AAA	3,850	4,082,097
Univ VA Univ Revs Gen Ser B~(e)	5.00%	6/1/2020	AAA	4,045	4,281,289
Univ VA Univ Revs Gen Ser B~(e)	5.00%	6/1/2021	AAA	4,245	4,484,991
Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA	1,150	1,209,167
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,354,320
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	342,320
Total					73,321,579
General Obligation 8.33%
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,128,080
CA St(b)	5.00%	8/1/2019	A+	3,000	3,221,400
CA St Rep	5.25%	2/1/2029	A+	10,000	10,568,700
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,418,610
Fairfield OH City Sch Dist Ref Sch Impt(10)	5.375%	12/1/2020	AAA	1,410	1,505,781
Foothill-De Anza CA Cmnty College Dist Cap Apprec(15)	Zero Coupon	8/1/2030	AAA	4,505	1,613,826
Jefferson Cnty AL Sch Warrants(11)	5.50%	2/15/2020	AAA	1,000	1,045,950
Los Angeles CAf Uni Sch Dist Ser A-1(11)	4.50%	7/1/2022	AAA	7,000	7,161,210
Madre Met Dist No 2 CO Ltd Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	1,000	1,002,970
Marion OH City Sch Dist Sch Fac Constr & Impt(11)	5.625%	12/1/2022	AAA	500	535,930
New York NY NYC Ser I(15)	5.00%	8/1/2017	AAA	1,500	1,602,210
New York NY Ser A	6.00%	5/15/2030	AA-	20	21,385
OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	1,315	1,338,157
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,831,457

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	$980	$999,727
Powell OH(10)	5.50%	12/1/2032	AAA	1,280	1,385,715
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,236,695
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,295,703
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,362,139
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,431,236
Richmond VA(11)	5.50%	1/15/2018	AAA	500	535,985
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(e)	5.25%	9/1/2036	BBB+	3,000	3,140,565
Washtenaw Cnty MI Multi Lake Santn Swr Sys Sylvan Twp Wtr(15)	4.75%	5/1/2021	AAA	700	712,859
Wood Cnty OH Pub Libr Impt(15)	5.875%	12/1/2022	Aaa	1,000	1,104,700
Wyandotte Cnty KS Sch Dist No 204 Bonner Springs Ser A(11)	5.60%	9/1/2020	Aaa	235	248,781
Total					48,449,771
Healthcare 22.46%
Abag Fin Auth for Nonprofit Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,061,050
AZ Hlth Fac Auth Rev AZ Hlthcare Pooled Fin C(10)	5.50%	6/1/2014	Aaa	1,130	1,248,605
Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A	5.00%	11/15/2030	Baa1	3,310	3,388,943
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,615	1,700,110
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	3,000	3,155,400
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	1,180	1,207,659
Chatham Cnty GA Hosp Auth Rev Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	BBB+	1,990	2,098,554
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys(14)(15)	5.00%	2/15/2015	AAA	1,600	1,663,488
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys(14)(15)	5.00%	2/15/2016	AAA	1,000	1,038,060
Dakota Cnty MN Cmnty Dev Agy Multi Fam Hsg Rev Ref Commons on Marice Pj A	5.00%	5/1/2042	NR	2,000	1,986,820
Delware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2	2,000	2,052,340

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Delware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2	$1,750	$1,824,567
Dutchess Cnty NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR	1,000	1,006,440
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	1,000	1,056,960
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A(15)	5.375%	6/1/2027	AAA	1,000	1,022,000
Glendale AZ Indl Dev Auth Ref John C Lincoln Hlth Ser B	5.25%	12/1/2024	BBB	1,790	1,877,424
Halifax Hosp Med Ctr FL Hosp Rev Ref & Impt Ser A	5.00%	6/1/2038	BBB+	1,825	1,861,171
Hamilton Cnty OH Hosp Facs Cincinnati Children's Hosp J(10)	5.25%	5/15/2034	AAA	3,395	3,612,110
HI St Dept Budget & Fin Spl Purp Rev Linked Ctfs	6.40%	7/1/2013	BBB+	3,250	3,551,145
Hilsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(e)	5.25%	10/1/2041	A3	3,000	3,166,905
Howard Cnty MD Ret Cmnty Rev Ref Vantage House Fac Ser A(b)	5.25%	4/1/2033	NR	1,000	1,023,020
IL Fin Auth Rev Clare at Wtr Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+	10,000	10,658,600
Johnson City TN Hlth & Edl Facs Bd First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	2,000	2,143,460
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	2,125	2,319,374
Knox Cnty TN Hlth Ed & Hsg Fac Brd Hosp Facs Rev Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	1,500	1,572,150
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A(15)	Zero Coupon	10/1/2025	AAA	3,690	1,543,306
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A(15)	6.00%	7/1/2029	AAA	1,000	1,079,670
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(e)	5.00%	10/1/2030	A-	10,000	10,292,750
Lubbock TX Hlth Facs Dev Corp Rev Sears Plains Pj(12)	5.70%	1/20/2041	AAA	2,490	2,644,455
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.375%	7/1/2035	BBB-	2,500	2,608,800
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.00%	7/1/2033	BBB	2,500	2,538,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Medical Ctr Hosp Auth GA Rev Ref Spring Harbor Green Isl Pj(b)	5.25%	7/1/2037	NR	$1,000	$1,015,760
MI St Hosp Fin Auth Rev Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	1,250	1,274,150
Minneapolis & St. Paul MN Hsg Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	2,245,719
MO St Hlth & Ed Facs Auth Rev Ser A SSM Hlthcare~(e)(2)	5.25%	6/1/2021	AAA	6,825	7,021,086
Monongalia Cnty WV Bldg Cmnty Monongalia Gen Hosp Ser A	5.25%	7/1/2035	A-	3,000	3,123,930
MS Hosp Equip & Fac Forrest Cnty Auth Gen Hosp Pj(11)	6.00%	1/1/2030	Aaa	615	663,056
NH Hlth & Edl Fac Auth Rev	6.00%	10/1/2024	A+	250	273,325
NH Hlth & Edl Fac Auth Rev Dartmouth-Hitchcock Oblig Grp(11)	5.50%	8/1/2027	AAA	3,500	3,782,450
NH Hlth & Edl Fac Auth Rev Exeter Pj	5.75%	10/1/2031	A+	1,550	1,645,232
NH Hlth & Edl Fac Auth Rev The Memorial Hosp	5.25%	6/1/2036	Baa3	1,000	1,040,490
NH St Hlth & Ed Concord Hosp(11)	5.50%	10/1/2021	Aaa	710	761,447
NJ Hlthcare Fac Fin Auth Rev Hunterdon Medical Ctr Ser A	5.125%	7/1/2035	A-	1,000	1,046,760
OR St Hlth Hsg Ed & Cultural Fac Auth Rev(2)	5.25%	11/15/2019	AAA	2,000	2,133,140
Plymouth MN Hlth Fac Rev West Hlth Pj Ser A(11)	6.125%	6/1/2024	AAA	2,990	3,001,093
RI St Hlth & Edl Bldg Corp Rev Roger Williams Rlty(8)	6.50%	8/1/2029	AA	1,240	1,334,736
Rochester MN Hlthcare Facs Rev Mayo Clinic~(e)	5.00%	11/15/2036	AA	6,000	6,269,400
St. Cloud MN Hlthcare Rev Hosp Oblig Group Ser A(11)	6.25%	5/1/2018	Aaa	3,320	3,583,409
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1	1,500	1,610,415
Univ CO Hosp Auth Rev Ser A	5.00%	11/15/2037	Baa1	3,000	3,052,590
WA St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR	3,650	3,744,352
WI St Hlth & Edl Facs Auth Rev Marshfield Clinic Ser A	5.125%	2/15/2026	BBB+	1,300	1,359,748
WI St Hlth & Edl Facs Auth Rev Marshfield Clinic Ser A	5.375%	2/15/2034	BBB+	2,500	2,635,875
Total					130,622,124

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing 6.37%
AZ Hlth Facs Auth Beatitudes Campus Pj	5.20%	10/1/2037	NR	$1,500	$1,510,050
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A~(e)	5.125%	1/1/2036	BBB-(a)	5,300	5,436,528
Henrico Cnty VA Econ Dev Auth Resdl Care Facs Rev Ref Mtg Westminster Canterbury	5.00%	10/1/2035	BBB-	1,850	1,894,936
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	2,700	2,806,650
ID Hsg Agy Sing Fam Mtg Ser F AMT(6)(8)	7.45%	7/1/2015	Aaa	65	65,270
Kansas City MO Ind Dev Auth No Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA	1,055	1,086,924
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA	500	515,815
LA Hsg Fin Agy Mtg Rev Sing Fam Hmownr B AMT(13)	5.80%	6/1/2036	Aaa	1,270	1,339,190
LA St Citizens Ppty Corp Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA	2,700	2,931,093
MD St Cmnty Dev Admin Dept Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2	4,160	4,252,560
MD St Cmnty Dev Admin Resdl Ser F AMT	5.50%	9/1/2022	Aa2	880	891,458
Minneapolis MN Hsg Rev Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR	1,000	993,800
Minneapolis St Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT(13)	6.25%	11/1/2030	AAA	150	155,531
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	170	174,517
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT(13)	6.25%	3/1/2031	AAA	110	112,632
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(13)	Zero Coupon	3/1/2029	AAA	345	105,611
MT St Bd Hsg Sing Fam Mtg Ser A-1(6)(8)	6.05%	12/1/2037	AA+	4,255	4,328,824
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA	340	342,917
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT(13)	6.00%	12/1/2018	Aaa	155	156,936
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,459,282
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	1,015,220
OK Hsg Fin Agy Sing Fam Mtg Ser B-1(13)	5.30%	9/1/2026	Aaa	55	56,409

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing (continued)
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1(13)	Zero Coupon	3/1/2029	Aaa	$2,275	$722,267
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,165	361,092
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser D-2 AMT(13)	Zero Coupon	9/1/2030	Aaa	930	217,081
Prince Georges Cnty MD Hsg Sing Fam Ser A AMT(7)(13)	6.15%	8/1/2019	AAA	5	5,178
VT Hsg Fin Agy Sing Fam Hsg Ser 16-A AMT(11)	5.50%	11/1/2021	AAA	1,805	1,818,122
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA	2,230	2,286,776
Total					37,042,669
Industrial 6.83%
Allegheny Cnty PA Indl Dev Auth Lease Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-(a)	1,000	1,019,420
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-	750	788,648
Clark Cnty NV Indl Dev Rev NV Ser C AMT(2)	5.95%	12/1/2038	AAA	3,320	3,588,754
East Chicago Indl Solid WstDis Rev USG Corp Pj AMT	5.50%	9/1/2028	Baa3	1,520	1,657,013
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	500	509,035
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	3,022,980
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,550	1,549,892
Jacksonville FL Swr & Solid Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A	535	540,708
Liberty NY Dev Corp Rev Goldman Sachs Headquarters~(e)	5.25%	10/1/2035	AA-	14,984	17,122,489
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	2,325	2,832,036
NY New York City Indl Dev Agy Spl Fac Rev British Airways plc Pj AMT	5.25%	12/1/2032	Ba2	765	757,495
RI St Econ Dev Providence Place Mall(16)	6.125%	7/1/2020	AA	550	602,558
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,500	1,511,490
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	4,150	4,216,815
Total					39,719,333

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease 2.04%
AZ St Ser A COP(15)	5.00%	11/1/2020	AAA	$200	$209,566
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(15)	5.75%	12/1/2018	Aaa	555	574,464
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(15)	5.75%	12/1/2019	Aaa	315	326,047
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+	2,250	2,405,857
Grand Rapids MI Pub Sch(15)	5.00%	11/1/2021	AAA	250	261,993
Henrico Cnty VA Econ Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+	1,000	1,077,980
Lancaster Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+	1,755	1,795,225
Murray City UT Muni Bldg Auth Lease Rev Ser A(2)	5.30%	12/1/2021	Aaa	2,925	3,132,470
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj(17)	5.00%	3/1/2022	AAA	1,000	1,039,120
St. Paul MN Port Auth Lease Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,046,010
Total					11,868,732
Miscellaneous 6.95%
AZ Tourism & Sports Auth Tax Multipurpose Stadium Fac Ser A(15)	5.00%	7/1/2031	Aaa	670	699,493
George L Smith II GA World Congress Ctr Auth Rev AMT(15)	5.50%	7/1/2020	AAA	700	736,211
George L Smith II GA World Congress Ctr Auth Rev AMT(15)	5.75%	7/1/2015	AAA	1,500	1,595,925
LA Loc Govt Env Fac Pkg Fac Garage Pj Ser A(2)	5.375%	10/1/2026	AAA	1,500	1,583,400
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events(15)	5.00%	12/15/2019	AAA	750	790,568
MA St Wtr Pollutn Abatement Tr Pool Pg Ser 9~(e)	5.25%	8/1/2033	AAA	9,000	9,583,020
Mashantucket Western Pequot Tribe CT 2006 Ser A Sub Spl Rev Bd†	5.50%	9/1/2036	Baa3	1,000	1,051,680
Memphis-Shelby Cnty TN Sports Memphis Arena Pj(2)	5.25%	11/1/2023	AAA	1,765	1,882,390
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A(10)	5.93%#	4/1/2014	AAA	3,300	3,275,382
Omaha Convention Hotel Corp NE Rev Convention Ctr 1st Tier Ser A~(e)(2)	5.125%	4/1/2032	AAA	10,000	10,454,700

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Miscellaneous (continued)
Portland OR Urb Ren & Redev Downtown Wtrfront Ser A(2)	5.50%	6/15/2020	Aaa	$650	$689,910
Portland OR Urb Ren & Redev Downtown Wtrfront Ser A(2)	5.75%	6/15/2019	Aaa	1,500	1,603,770
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	5,000	5,298,950
Westminster CO Sales & Use Tax Rev(2)	5.25%	12/1/2022	AAA	1,090	1,165,156
Total					40,410,555
Power 3.54%
Brazos River Auth TX Poll Ctrl Rev TX U Energy Collc Pj AMT	5.00%	3/1/2041	Baa2	5,500	5,299,855
Grant Cnty WA Pub Util Dist No 2 Pr Rap Hydro 2nd Ser B AMT(15)	5.375%	1/1/2018	AAA	300	313,044
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A-A1(11)	5.25%	7/1/2020	AAA	2,600	2,746,250
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	BBB	2,200	2,255,066
Sabine River Auth TX Pollutn Ctl Rev Ref TXU Energy Co Pj Ser A	5.80%#	7/1/2022	Baa2	1,000	1,044,310
Sacramento CA Muni Util Dist Ser T(10)	5.00%	5/15/2030	AAA	5,000	5,262,400
SC St Pub Svc(11)	5.25%	1/1/2019	AAA	950	1,018,001
TN Energy Acq Corp Gas Rev Ser A	5.00%	9/1/2013	AA-	2,500	2,657,425
Total					20,596,351
Pre-Refunded 21.87%
Athens OH City Sch Dist Fac Constr & Impt(11)	6.00%	12/1/2024	AAA	500	544,790
Baltimore MD Rev Wtr Pj Ser A(11)	6.00%	7/1/2018	AAA	285	305,554
Baltimore MD Rev Wtr Pj Ser A(11)	6.00%	7/1/2020	AAA	275	294,833
Boise City ID Lease Rev Urban Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	7,892,202
Brighton Twp MI Sntn Sew Drainage Dist(11)	5.25%	10/1/2018	AAA	1,615	1,664,823
CA St	5.25%	4/1/2034	A+	7,500	8,014,950
Campbell CA Univ Sch Dist Election 2002 Ser B(10)	5.50%	8/1/2033	AAA	2,500	2,775,975
Canton OH Sch Dist Var Purp Ser A(15)	5.625%	12/1/2023	AAA	2,900	3,097,403
Chicago IL Spl Transn Rev~(e)(2)	5.25%	1/1/2031	AAA	12,500	13,258,188

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
CO Hlth Fac Auth Rev Catholic Hlth Initiatives	5.25%	9/1/2024	AA	$1,200	$1,277,484
CO Hlth Fac Auth Rev PorterCare Adventist Hlth	6.625%	11/15/2026	A2	2,000	2,267,380
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(15)	Zero Coupon	8/1/2015	AAA	1,000	589,930
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA+	6,215	6,663,226
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,777,550
Gainesville GA Wtr & Sew Rev(11)	5.375%	11/15/2020	AAA	2,900	3,113,092
Glendale AZ Indl Dev Auth Midwestern Univ Ser A	5.75%	5/15/2021	A-	1,000	1,088,120
Glendale AZ Indl Dev Auth Midwestern Univ Ser A	5.875%	5/15/2031	A-	1,000	1,092,850
Greenville Cnty SC Sch Dist Installment Pur Rev BEST	5.50%	12/1/2028	Aaa	5,500	6,054,565
Harris Cnty TX Hlth Facs Dev Corp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+	2,500	2,778,925
Highlands Cnty FL Fac Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2	2,755	3,050,832
Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp(16)	6.125%	10/1/2023	AA	680	726,791
Linn Cnty OR Sch Dist No 55(11)	5.50%	6/15/2025	AAA	310	332,363
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,095,530
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA	100	107,526
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,151,065
Mesa AZ Indl Dev Auth Discovery Hlth Sys Ser A(15)	5.75%	1/1/2025	AAA	750	797,685
New York NY Ser A	6.00%	5/15/2030	AAA	2,155	2,325,913
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	2,550	2,731,509
NM St Hosp Equip Ln Council Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-	2,000	2,159,620
North Providence RI Ser A(15)	6.125%	7/1/2016	AAA	1,410	1,446,364
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2027	A2	1,000	1,105,350
Philadelphia PA Sch Dist Ser A(11)	5.75%	2/1/2030	AAA	1,200	1,288,692

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Phoenix AZ Civic Impt Corp(10)	6.00%	7/1/2024	AAA	$2,400	$2,594,448
Providence RI Redev Agy Rev Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa	415	442,361
RI St Econ Dev Corp Arpt Rev Ser B(10)	6.00%	7/1/2020	AAA	1,210	1,300,714
RI St Econ Dev Corp Arpt Rev Ser B(10)	6.00%	7/1/2028	AAA	1,200	1,285,788
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-	1,000	1,135,040
SC Jobs Econ Dev Auth Hosp Facs Rev Pelmetto Hlth C	6.375%	8/1/2034	BBB+	2,020	2,315,990
SC Jobs Econ Hosp Fac Rev	7.375%	12/15/2021	BBB+	2,000	2,283,580
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(15)	5.50%	2/1/2018	AAA	5,065	5,309,893
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(15)	5.50%	2/1/2019	AAA	2,990	3,134,566
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+(a)	2,000	2,262,139
TN St Sch Bd Auth Higher Edl Facs 2nd Pg Ser A(11)	5.125%	5/1/2021	AAA	615	656,660
TN St Sch Bd Auth Higher Edl Facs Ser A	5.625%	5/1/2030	AA-	150	158,673
Tulsa OK Indl Auth Rev Univ of Tulsa Ser A(15)	5.375%	10/1/2020	Aaa	3,170	3,350,944
Univ Central AR Rev Hsg Sys(11)	6.50%	1/1/2031	AAA	2,425	2,624,917
Univ MA Bldg Auth Facs Rev Sen Comwlth Ser 4-A(15)	5.125%	11/1/2034	AAA	5,000	5,463,350
VA St Pub Bldg Auth Pub Fac Rev Ser A	5.75%	8/1/2020	AA+	600	639,276
West Vly City UT Muni Bldg Auth Lease Rev Ref Ser A(2)	5.50%	8/1/2027	AAA	1,000	1,088,740
White Hsg Util Dist TN Robertson/Sumner Cntys Wtr & Swr(11)	6.00%	1/1/2026	Aaa	1,090	1,157,057
WV St Ser D(10)	6.50%	11/1/2026	AAA	2,000	2,450,600
WV Wtr Dev Auth Infrstr Rev Ser A(11)	5.625%	10/1/2026	AAA	1,555	1,654,831
Total					127,180,647
Resource Recovery 0.54%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	1,825	1,883,911
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,245	1,246,295
Total					3,130,206

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax 2.93%
Annawan IL Tax Increment Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	$1,000	$996,320
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev B	5.50%	5/1/2017	NR	1,500	1,524,285
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev A	5.60%	5/1/2039	NR	750	760,860
Ernest N Morial New Orleans LA Exhibit Hall Auth Spl Tax Sr Sub Ser A~(e)(2)	5.25%	7/15/2028	AAA	10,000	10,569,400
Gramercy Farms Cmnty Dev Dist Fl Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	2,418,692
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1(11)	5.25%	9/1/2028	AAA	355	364,184
San Juan Cnty NM Tax/Motor Ref & Impt(14)(15)	5.25%	5/15/2022	AAA	390	416,633
Total					17,050,374
Tobacco 3.44%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A1	5.125%	6/1/2047	BBB	3,750	3,721,312
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Cap Apprec Asset Bkd 1st Sub B	Zero Coupon	6/1/2047	BBB	37,500	3,633,750
Golden St Tob Sec Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A1~(e)	5.75%	6/1/2047	BBB	4,000	4,256,040
Silicon Vly Tob Securitization Auth Tob Sttlmnt Rev CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB(a)	6,500	1,292,720
Tob Sttlmnt Fin Corp NJ Cap Apprec Bonds 1B	Zero Coupon	6/1/2041	BBB	15,000	2,247,450
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	5,000	4,879,650
Total					20,030,922
Toll Roads 2.47%
NJ St Tpk Auth Rev Ser C-1~(e)(2)	5.00%	1/1/2035	AAA	14,000	14,385,980
Transportation 6.08%
Alliance Arpt Auth Inc TX Spl Facs Rev Amern Airlines Inc Pj AMT(b)	5.25%	12/1/2029	CCC+	4,000	3,881,120
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	2,220	2,262,113
Billings MT Arpt Rev AMT(15)	6.10%	7/1/2016	AAA	190	205,407

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation (continued)
Billings MT Arpt Rev AMT(15)	6.20%	7/1/2020	AAA	$2,775	$3,005,714
Dallas-Fort Worth TX Intl Arpt American Airlines Inc AMT	6.375%	5/1/2035	CCC+	5,155	5,346,663
HI St Hbr Sys Rev Ser A AMT(11)	5.00%	1/1/2031	AAA	2,000	2,071,480
HI St Hbr Sys Rev Ser A AMT(11)	5.25%	1/1/2027	AAA	4,000	4,259,200
Houston TX Arpt Sys Rev Sub Lien Ser A AMT(10)	5.50%	7/1/2012	AAA	1,610	1,721,863
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,510	1,561,717
NY New York City Indl Dev Agy Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	4,750	5,114,705
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	5,000	5,422,250
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(11)	6.125%	1/1/2027	AAA	495	511,815
Total					35,364,047
Water/Sewer 4.47%
Chisholm Creek Util Auth KS Bel Aire & Park City KS Pj(15)	5.25%	9/1/2021	Aaa	1,025	1,093,398
Gautier MI Util Dist Util Sys Rev(10)	5.125%	3/1/2019	Aaa	425	447,070
Grand Forks ND Wtr Rev Ser D(15)	5.375%	9/1/2020	Aaa	1,150	1,207,351
Iowa City IA Swr Rev(11)	5.375%	7/1/2020	Aaa	620	641,024
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,190,349
Midlothian TX Wtr Dist(11)	Zero Coupon	9/1/2022	AAA	2,000	995,420
OR St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A(15)	5.50%	1/1/2017	AAA	570	588,667
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,593,136
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,273,408
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,803,923
SD Conservancy Dist Rev Clean Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	517,440
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,051,210
WV St Wtr Dev Auth Rev Loan Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,581,044
Total					25,983,440
Total Municipal Bonds (cost $614,693,420)					645,156,730

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2007

Investments				Shares (000)	Value
SHORT-TERM INVESTMENTS 0.17%
Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				956	$955,572
SSgA Tax Free Money Market Fund				6	5,786
Total Short-Term Investments (cost $961,358)					961,358
Total Investments in Securities 111.09% (cost $615,654,778)					646,118,088
Liabilities in Excess of Cash and Other Assets(d) (11.09%)					(64,489,287)
Net Assets 100.00%					$581,628,801
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	417	Short	$(46,391,250)	$312,435

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 111.87%
Education 4.86%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$523,510
CA Edl Facs Auth Rev College & Univ Fin Pg	5.00%	2/1/2037	Baa3	1,000	1,029,680
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2021	A1	425	445,196
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,196,639
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	1,028,950
CA Edl Facs Auth Rev Univ of San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,291,588
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn PjA	5.25%	6/1/2036	BBB-	1,000	1,034,460
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	1,315	1,317,104
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D(10)	Zero Coupon	8/1/2028	AAA	1,000	384,720
Total					8,251,847
General Obligation 24.75%
Antelope Vly CA Unif High Sch(15)	5.00%	8/1/2022	AAA	2,080	2,198,685
Barstow CA Unif Sch Dist Ser A(10)	5.00%	8/1/2026	Aaa	2,500	2,612,600
CA St	4.75%	9/1/2030	A+	1,775	1,819,624
CA St	5.25%	2/1/2019	A+	1,000	1,073,230
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	650,336
CA St(b)	5.00%	8/1/2019	A+	2,000	2,147,600
CA St Var Purp	5.25%	11/1/2027	A+	520	553,524
CA St Veterans Ser CC~(e)	4.60%	12/1/2040	AA-	10,000	9,948,500
Capistrano CA Unif Sch Dist Fac Impt Dist No 001 Ser A(10)	6.00%	8/1/2024	AAA	2,500	2,705,225
Escondido CA Unif Sch Dist Ser A(11)	5.25%	8/1/2022	AAA	2,000	2,141,500
Los Angeles CA Unif Sch Dist Ref Ser A-1(11)	4.50%	7/1/2022	AAA	3,000	3,069,090
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(10)	5.00%	8/1/2024	AAA	1,060	1,109,290
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(10)	5.25%	8/1/2022	AAA	1,230	1,317,022

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Montebello CA Unif Sch Dist(11)	5.00%	8/1/2020	AAA	$350	$368,844
Mount Pleasant CA Elem Sch Dist 1998 Election Ser C(11)	5.50%	3/1/2026	AAA	465	500,089
Oak Vly CA Hosp Dist Election 2004(10)	5.00%	7/1/2033	Aaa	500	525,455
Oxnard CA Unif High Sch Dist Ser A(15)	6.00%	2/1/2020	AAA	650	747,221
Oxnard CA Unif High Sch Dist Ser A(15)	6.20%	8/1/2030	AAA	3,000	3,459,120
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,492,330
Pomona CA Unif Sch Dist(15)	6.15%	8/1/2030	AAA	1,000	1,238,390
Pomona CA Unif Sch Dist Ser A(15)	6.55%	8/1/2029	AAA	1,000	1,307,880
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	BBB	995	1,041,894
Riverside CA Cmnty College Dist Unrefunded Bal Ser A(15)	5.50%	8/1/2029	AAA	15	16,536
Total					42,043,985
Healthcare 8.93%
CA Hlth Facs Fin Auth Rev CA NV Methodist	5.00%	7/1/2036	A+	1,000	1,043,550
CA Hlth Facs Fin Auth Rev Ref Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	1,000	1,033,890
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A	1,300	1,381,458
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+	650	691,997
CA Infrastr & Econ Scripps Instl Ser A	5.75%	7/1/2030	Aa3	1,500	1,551,405
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	1,675	1,761,765
CA Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser A~(e)	5.00%	4/1/2031	A+	6,400	6,634,368
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	5.50%	6/1/2031	A+	500	530,905
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	6.00%	6/1/2022	A+	500	543,775
Total					15,173,113
Housing 0.61%
CA Statewide Cmntys Dev Auth Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2	1,000	1,033,220

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Industrial 8.11%
CA Statewide Cmnty Dev Ref Anheuser Bush Pj AMT	4.80%	9/1/2046	A	$1,000	$1,002,120
Golden St Tob Sec Corp CA Tob Settlmnt Rev Enhanced Asset Bkd Ser A~(e)(10)	5.00%	6/1/2035	AAA	10,000	10,489,800
Tob Securitization Auth Lease North CA Tob Settlmnt Rev Asset Bkd Bds Ser A 1	5.375%	6/1/2038	BBB	1,000	1,028,170
Virgin Islands Pub Fin Auth Refinery Facs Rev AMT	4.70%	7/1/2022	BBB	1,250	1,254,425
Total					13,774,515
Lease 4.93%
CA St Pub Wk Bd Lease Rev Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	1,000	1,059,740
Inglewood CA Pub Fin Auth Rev Ser A(2)	5.25%	8/1/2021	AAA	600	632,352
Palm Springs CA Fin Auth Convention Ctr Pj Ser A(15)	5.50%	11/1/2035	AAA	1,000	1,114,070
Plumas Cnty CA Cap Impt Pg Ser A COP(2)	5.25%	6/1/2023	AAA	1,365	1,471,047
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	2,575	2,714,797
Santa Ana CA Unif Sch Dist Fin Pj COP(11)	Zero Coupon	4/1/2019	AAA	2,295	1,382,760
Total					8,374,766
Miscellaneous 2.14%
CA Infrastr & Econ Dev Bk Rev YMCA Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA	2,000	2,129,660
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,078,530
Oakland CA Jnt Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	405	424,561
Total					3,632,751
Power 2.18%
Los Angeles CA Wtr & Pwr Rev Pwr Sys Ser A(14)(15)	5.00%	7/1/2024	AAA	850	872,780
Puerto Rico Elec Pwr Auth Pwn Rev Rev Ser II(11)	5.125%	7/1/2026	AAA	500	530,395
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(15)	5.00%	7/1/2032	AAA	1,500	1,571,910

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Power (continued)
Shasta CA Jnt Pwrs Fin Auth Cnty Admin Bldg Pj Ser A(15)	5.25%	4/1/2023	AAA	$675	$719,185
Total					3,694,270
Pre-Refunded 26.66%
Anaheim CA Unif High Sch Dist Ser A(11)	5.00%	8/1/2025	AAA	785	839,746
Berryessa CA Unif Sch Dist Election of 1999 Ser B(11)	5.25%	8/1/2019	AAA	1,015	1,093,135
CA Edl Facs Auth Rev Pepperdine Univ	5.75%	9/15/2030	Aa3	2,000	2,082,220
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,264,450
CA Infrastr & Econ Dev Bk Rev Asian Museum Fndtn(15)	5.25%	6/1/2030	AAA	115	116,458
CA St~(e)(2)	5.00%	4/1/2031	AAA	10,000	10,474,450
CA St	5.125%	6/1/2027	A+	500	521,910
CA St Univ Fndtn Rev Monterey Bay(15)	5.30%	6/1/2022	AAA	250	266,962
CA St Univ Fndtn Rev Sacramento Auxiliary Ser A(15)	5.50%	10/1/2027	AAA	400	438,608
CA Statewide Cmntys Dev Auth Auxiliary Fndtn CA St Univ Cop(15)	5.20%	6/1/2024	AAA	525	553,114
CSUCI Fin Auth Rev CA East Campus Cmnty Ser A(15)	5.25%	9/1/2026	AAA	4,000	4,278,480
El Monte CA City Sch Dist Ser A(11)	6.25%	5/1/2025	AAA	1,230	1,333,185
El Monte CA Wtr Auth Rev Wtr Sys Pj(2)	5.60%	9/1/2029	AAA	2,000	2,167,960
Franklin-McKinley CA Sch Dist Ser B(11)	5.00%	8/1/2027	AAA	675	728,791
Fremont CA Unif High Sch Dist Santa Clara Cnty Ser B(10)	5.25%	9/1/2025	AAA	1,000	1,055,080
Los Angeles CA Unif Sch Dist Dist Ser A(11)	5.00%	7/1/2022	AAA	1,500	1,616,370
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM(15)	6.75%	7/1/2020	AAA	880	1,034,678
Pittsburg CA Unif Sch Dist Ser E(11)	6.00%	8/1/2024	AAA	1,000	1,041,980
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	AAA	505	539,941
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	810,142
Riverside CA Cmnty College Ser A(15)	5.50%	8/1/2029	AAA	1,340	1,501,671
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,112,680

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2026	AAA	$900	$950,706
San Francisco CA City & Cnty Arpts Commn Intl Arpt Second Ser 28B(15)	5.25%	5/1/2023	AAA	2,000	2,156,580
Santa Cruz CA City Elem Sch Dist Ser B(10)	6.00%	8/1/2029	AAA	2,500	2,684,375
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,500	1,622,925
Total					45,286,597
Resource Recovery 2.48%
CA Pollutn Ctrl Fin Auth Rev Pacific Gas/Elec Ser A AMT(15)	5.35%	12/1/2016	AAA	2,000	2,132,840
CA Pollutn Ctrl Fin Auth Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	1,016,950
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,057,610
Total					4,207,400
Sales Tax 3.36%
Los Angeles Cnty CA Met Trans Auth Sales Tax Rev Sr Ser A(11)	4.50%	7/1/2030	AAA	2,500	2,505,475
San Francisco CA Bay Area Ser A Rapid Transn Dist Sales Tax Rev(15)	5.00%	7/1/2024	AAA	3,000	3,193,500
Total					5,698,975
Special Assessment 0.61%
CA Statewide Cmntys Dev Auth Rev John Muir Hlth Ser A	5.00%	8/15/2034	A+	1,000	1,040,910
Special Tax 9.35%
Anaheim CA Cmnty Facs Dist Spl Tax No 06-2-Stadium Lofts	5.00%	9/1/2037	NR	1,000	1,019,480
Irvine CA Unif Sch Fin Auth Spl Tax Ser A(2)	5.00%	9/1/2030	AAA	1,500	1,574,460
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR	1,710	1,715,010
Lafayette CA Redev Agy Tax Alloc Redev Pj(16)	5.00%	8/1/2035	AA	1,000	1,039,760
Moreno Vly CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-3(b)	5.00%	9/1/2037	NR	750	750,570

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Moreno Vly CA Unif Sch Cmnty Facs Dist Spl Tax No 2005-3	5.00%	9/1/2037	NR	$1,500	$1,516,935
Redding CA Redev Agy Tax Al Shastec Redev Pj	5.00%	9/1/2029	BBB+	600	619,464
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA	3,985	4,294,714
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A(2)	4.625%	8/15/2026	AAA	310	314,604
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A(2)	5.00%	8/15/2032	AAA	2,000	2,088,800
Temecula Vly CA Unif Sch Dist Cmnty Facs Dist Spl Tax No 2004-1 Impt Area A	5.00%	9/1/2037	NR	935	949,689
Total					15,883,486
Tobacco 2.73%
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Asset Bkd Sr Ser A1	5.125%	6/1/2047	BBB	1,250	1,240,437
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Apprec Asset Bkd 1st Sub B	Zero Coupon	6/1/2047	BBB	12,500	1,211,250
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Asset Bkd Sr Ser A-1~(e)	5.75%	6/1/2047	BBB	1,400	1,489,614
Silicon Vly Tob Securitization Auth CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB(a)	3,500	696,080
Total					4,637,381
Transportation 2.77%
Bay Area Govt Assn CA Rev Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	2,000	2,085,220
Fresno CA Arpt Rev Ser A(11)	5.50%	7/1/2030	AAA	1,500	1,593,105
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(11)	6.125%	1/1/2027	AAA	490	506,645
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT(11)	5.75%	1/1/2014	AAA	500	516,945
Total					4,701,915
Water/Sewer 7.40%
Imperial CA Ref Wtr Fac COP(10)	5.00%	10/15/2020	AAA	3,250	3,416,043
Metropolitan Wtr Dist Southern CA Wtr Wks Rev Auth Ser C	5.00%	7/1/2031	AA+	2,550	2,704,759

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Water/Sewer (continued)
Orange Cnty CA Santn Dist COP(10)	5.25%	2/1/2027	AAA	$4,265	$4,557,622
San Luis Opispo Cnty CA Ser A(15)	5.375%	8/1/2030	AAA	1,800	1,893,996
Total					12,572,420
Total Municipal Bonds (cost $182,182,915)					190,007,551
				Shares (000)
SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $999)				1	999
Total Investments in Securities 111.87% (cost $182,183,914)					190,008,550
Liabilities in Excess of Cash and Other Assets(d) (11.87%)					(20,165,600)
Net Assets 100.00%					$169,842,950
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	79	Short	$(8,788,750)	$59,025

See Notes to Financial Statements.

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 106.52%
Education 14.88%
CT St Higher Edl Ln Auth Rev Ref Sr Fam Ed Ln Pg Ser A AMT(15)	4.80%	11/15/2022	Aaa	$2,185	$2,249,370
CT St Hlth & Edl Facs Auth Rev Canterbury Sch Ser B(16)	5.00%	7/1/2031	AA	975	1,018,963
CT St Hlth & Edl Facs Auth Rev Canterbury Sch Ser B(16)	5.00%	7/1/2036	AA	125	130,155
CT St Hlth & Edl Facs Auth Rev CT College Ser G(b)(15)	4.50%	7/1/2037	Aaa	1,000	991,770
CT St Hlth & Edl Facs Auth Rev CT College Ser E(15)	5.25%	7/1/2022	AAA	400	430,196
CT St Hlth & Edl Facs Auth Rev Greenwich Academy Ser E(11)	5.25%	3/1/2032	AAA	1,000	1,158,480
CT St Hlth & Edl Facs Auth Rev Gunnery Sch(16)	5.35%	7/1/2031	AA	695	732,613
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F(2)	4.00%	7/1/2022	Aaa	220	218,500
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,314,200
CT St Hlth & Edl Facs Auth Rev Sacrd Hrt Ser C	6.50%	7/1/2016	BBB	275	279,048
CT St Hlth & Edl Facs Auth Rev Suffield Academy Ser A(15)	5.40%	7/1/2027	AAA	1,350	1,382,157
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J(15)	4.25%	7/1/2031	AAA	1,000	973,360
CT St Hlth & Edl Facs Auth Rev Univ Hartford Ser E(16)	5.25%	7/1/2032	AA	2,900	3,067,852
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser B	4.125%	7/1/2029	AA-	1,000	970,860
CT St Hlth & Edl Facs Auth Rev Quinnepiac Univ Ser H(2)	5.00%	7/1/2036	AAA	2,250	2,384,775
Total					17,302,299
General Obligation 13.68%
Bridgeport CT Ser C(10)	4.75%	8/15/2021	AAA	1,000	1,025,280
CT St Ser B~(e)	4.75%	5/1/2022	AA	2,000	2,107,520
CT St Ser B~(e)	4.75%	5/1/2023	AA	2,000	2,107,520
CT St Ser B~(e)	4.75%	5/1/2024	AA	2,000	2,107,520
CT St Ser B~(e)	5.00%	5/1/2025	AA	4,000	4,215,040
Montville CT	6.70%	6/15/2009	Aa3	550	585,552

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Montville CT	6.70%	6/15/2010	Aa3	$575	$626,526
New Haven CT(15)	5.00%	2/1/2017	AAA	175	188,354
New Haven CT Unrefunded Bal Ser B(10)	5.00%	11/1/2019	AAA	560	596,254
Puerto Rico Comwlth Pub Impt Bal Pub Impt	Zero Coupon	7/1/2018	BBB	2,035	1,246,234
Puerto Rico Comwlth Unrefunded Bal Pub Impt(11)	5.125%	7/1/2030	AAA	945	988,291
Redding CT	6.60%	4/15/2010	Aa1	100	108,629
Total					15,902,720
Healthcare 11.82%
CT St Dev Auth Rev Duncaster Inc Pj(16)	5.125%	8/1/2022	AA	235	246,915
CT St Hlth & Edl Eastern CT Hlth Network C(16)	5.125%	7/1/2030	AA	500	521,985
CT St Hlth & Edl Facs Auth Rev Bridgeport Hosp Ser A(15)	6.625%	7/1/2018	AAA	1,250	1,251,113
CT St Hlth & Edl Facs Auth Rev Bristol Hosp Ser B(16)	5.50%	7/1/2021	AA	1,000	1,082,800
CT St Hlth & Edl Facs Auth Rev Catholic Hlth East Ser F(15)	5.625%	11/15/2020	AAA	325	342,475
CT St Hlth & Edl Facs Auth Rev Child Care Fac Pg Ser C(2)	5.625%	7/1/2029	AAA	970	1,024,388
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser F(3)	5.00%	7/1/2031	AAA	1,750	1,826,213
CT St Hlth & Edl Facs Auth Rev CT College Ser E(15)	5.00%	7/1/2032	AAA	1,050	1,105,051
CT St Hlth & Edl Facs Auth Rev Griffin Hosp Ser B(16)	5.00%	7/1/2023	Aa3	500	524,040
CT St Hlth & Edl Facs Auth Rev Kent Sch Ser D(15)	4.375%	7/1/2023	Aaa	200	202,282
CT St Hlth & Edl Facs Auth Rev Middlesex Hosp Ser L(11)	4.25%	7/1/2036	Aaa	500	479,755
CT St Hlth & Edl Facs Auth Rev St. Francis Hosp & Med(16)	5.00%	7/1/2022	AA	1,000	1,042,900
CT St Hlth & Edl Facs Auth Rev Waterbury Hosp Issue Ser C(16)	5.75%	7/1/2029	AA	650	679,633
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G(11)	5.00%	7/1/2035	AAA	1,000	1,053,760
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1(2)	5.00%	7/1/2024	AAA	1,715	1,831,277
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1(2)	5.00%	7/1/2031	AAA	500	531,130
Total					13,745,717

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing 8.78%
CT St Hsg Fin Auth Hsg Mtg Fin Ser F AMT(2)	4.90%	11/15/2035	AAA	$1,000	$1,009,840
CT St Hsg Fin Auth Hsg Mtg Fin Pg Sub Ser A-1 AMT	4.875%	11/15/2036	AAA	2,000	2,021,640
CT St Hsg Fin Auth Mtg Fin Sub Ser D-2 AMT	4.85%	11/15/2036	AAA	6,575	6,642,196
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg(2)	5.85%	6/15/2030	AAA	500	527,865
Total					10,201,541
Industrial 1.87%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	665,461
CT St Dev Auth Govt Lease Rev(15)	6.60%	6/15/2014	AAA	500	501,125
Virgin Islands Pub Fin Auth Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	1,003,540
Total					2,170,126
Miscellaneous 1.82%
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H(15)	4.75%	7/1/2023	AAA	1,030	1,068,254
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB	1,000	1,044,570
Total					2,112,824
Power 5.84%
Puerto Rico Elec Pwr Auth Pwr Rev Ser HH(11)	5.25%	7/1/2029	AAA	1,000	1,054,820
Puerto Rico Elec Pwr Auth Pwr Rev Ser II(11)	5.125%	7/1/2026	AAA	2,925	3,102,811
Puerto Rico Elec Pwr Auth Pwr Rev Ser II	5.25%	7/1/2031	A3	1,000	1,057,880
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(15)	5.00%	7/1/2032	AAA	1,500	1,571,910
Total					6,787,421
Pre-Refunded 32.38%
Bridgeport CT Ser C(10)	5.00%	8/15/2020	AAA	500	527,395
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E(10)	5.00%	11/1/2033	AAA	750	800,640
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(15)	5.25%	7/1/2019	AAA	600	626,640
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(15)	5.50%	7/1/2029	AAA	1,235	1,296,429

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	$2,750	$2,944,893
CT St Hlth & Edl Facs Auth Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A1	3,200	3,374,816
CT St Hlth & Edl Facs Auth Rev Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,061,940
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	222,011
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,065,420
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,076,090
CT St Ser B	5.60%	6/15/2020	Aa3	250	264,648
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,593,105
CT St Spl Tax Oblig Rev Transn Infrstr Ser A~(e)(11)	5.375%	7/1/2019	AAA	1,000	1,077,855
New Haven CT Unrefunded Bal Ser A(2)	5.00%	11/1/2021	AAA	970	1,033,758
New Haven CT Ser A(2)	5.00%	11/1/2021	AAA	30	31,544
New Haven CT Ser C ETM(15)	5.00%	11/1/2021	AAA	10	11,143
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D(11)	5.00%	7/1/2032	AAA	410	436,773
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,077,130
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,000	2,139,560
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	670	713,751
Puerto Rico Comwlth Pub Impt	6.00%	7/1/2026	AAA	1,000	1,020,690
Puerto Rico Comwlth Pub Impt Ser A(10)	5.00%	7/1/2032	AAA	4,285	4,564,811
Puerto Rico Comwlth Bal Pub Impt(11)	5.125%	7/1/2030	AAA	1,505	1,594,457
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	810,143
South Central CT Regl Wtr Auth Wtr Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	1,000	1,063,340
South Central CT Regl Wtr Auth Wtr Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,063,340
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	169,268
Univ CT Rev Student Fee Ser A(10)	5.75%	11/15/2020	AAA	205	221,459
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	424,585
Univ CT Rev Student Fee Ser A(10)	6.00%	11/15/2025	AAA	500	544,340
Univ CT Ser A(10)	5.625%	3/1/2020	AAA	1,000	1,063,850
Waterbury CT Ser A(11)	5.00%	4/1/2019	AAA	1,250	1,326,362
Waterbury CT Ser A(11)	5.125%	4/1/2022	AAA	2,250	2,400,187
Total					37,642,373

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONNECTICUT TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Resource Recovery 1.13%
Naugatuck CT Incineration Facs Pj Ser A AMT COP(2)	5.00%	6/15/2022	Aaa	$250	$259,235
Stamford CT Wtr Pollutn Ctl Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,050,450
Total					1,309,685
Special Tax 1.24%
CT St Dev Auth Spl Oblig Gen Fd Ser A(11)	4.00%	12/15/2020	AAA	445	439,891
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	999,240
Total					1,439,131
Transportation 6.04%
CT St Spl Tax Oblig Rev Transn Infrstr Ser A~(e)(11)	5.00%	7/1/2021	AAA	4,500	4,718,655
CT St Spl Tax Oblig Rev Transn Infrstr Ser A~(e)(11)	5.375%	7/1/2020	AAA	1,570	1,693,347
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(11)	5.00%	7/1/2032	AAA	590	615,063
Total					7,027,065
Water/Sewer 7.04%
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Pj AMT(18)	4.70%	7/1/2036	AAA	2,000	1,984,140
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS(2)	6.15%	4/1/2035	AAA	500	511,005
CT St Dev Auth Wtr Fac Rev CT Wtr Pj Ser A AMT(10)	5.00%	10/1/2040	AAA	500	504,775
CT St Revolving Fd Ser A	5.00%	7/1/2021	AAA	1,350	1,454,450
CT St Revolving Fd Ser A	5.00%	7/1/2022	AAA	2,000	2,149,940
South Central CT Regl Wtr Auth Sys Rev 20th Ser(15)	5.00%	8/1/2035	AAA	1,500	1,584,570
Total					8,188,880
Total Municipal Bonds (cost $119,041,928)					123,829,782
					Shares (000)
SHORT-TERM INVESTMENTS 3.36%
Money Market Mutual Fund 0.00%
Dreyfus CT Municipal Cash Management				1	765

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONNECTICUT TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Variable Rate Demand Note 3.36%
CT St Hlth & Ed Facs Auth Rev Adj Yale Univ Ser T 1(c)	3.70%	5/1/2007	AAA	$3,900	$3,900,000
Total Short Term Investments (cost $3,900,765)					3,900,765
Total Investments in Securities 109.88% (cost $122,942,693)					127,730,547
Liabilities in Excess of Cash and Other Assets(d) (9.88%)					(11,481,708)
Net Assets 100.00%					$116,248,839
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	71	Short	$(7,898,750)	$53,034

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HAWAII TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 105.82%
Airlines 1.11%
HI St Dept Trans Spl Fac Rev Continental Airlines Inc. AMT	7.00%	6/1/2020	B	$1,000	$1,066,660
Education 6.43%
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu(16)	4.75%	1/1/2036	AA	1,505	1,515,610
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu(16)	5.00%	1/1/2026	AA	100	104,752
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute(16)	4.625%	1/1/2036	AA	500	494,085
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute(16)	5.00%	1/1/2026	AA	1,000	1,058,720
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	1,000	1,006,530
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	382,493
Univ of HI Ser A(15)	4.125%	10/1/2026	AAA	1,670	1,601,847
Total					6,164,037
General Obligation 23.53%
HI Cnty HI Ser A(11)	5.00%	7/15/2023	AAA	1,000	1,049,890
HI Cnty HI Ser A(15)	5.00%	7/15/2024	AAA	1,000	1,055,450
HI Cnty HI Ser A(15)	5.25%	7/15/2023	AAA	595	643,100
HI Cnty HI Ser A(10)	5.60%	5/1/2013	AAA	1,780	1,961,418
HI St Ser BZ	6.00%	10/1/2010	AA	500	538,020
HI St Ser BZ	6.00%	10/1/2012	AA	500	555,890
HI St Ser CA(10)	8.00%	1/1/2013	AAA	2,000	2,428,340
HI St Ser CP(10)	5.00%	10/1/2016	AAA	265	269,187
HI St Ser CZ(11)	5.25%	7/1/2018	AAA	1,000	1,066,310
HI St Ser DE(15)	5.00%	10/1/2024	AAA	1,000	1,056,890
Honolulu HI City & Cnty Ser B(15)	5.00%	7/1/2018	AAA	1,000	1,074,650
Honolulu HI City & Cnty Ser D(15)	5.00%	7/1/2023	AAA	2,000	2,126,120
Honolulu HI City & Cnty Ser F(10)	5.00%	7/1/2029	AAA	1,000	1,056,610
Kauai Cnty HI Ser A(10)	5.00%	8/1/2026	AAA	250	264,995
Kauai Cnty HI Ser A(10)	5.00%	8/1/2028	AAA	1,000	1,057,820
Kauai Cnty HI Ser A(10)	5.00%	8/1/2029	AAA	1,000	1,057,100
Kauai Cnty HI Ser A(15)	5.50%	8/1/2021	AAA	1,630	1,738,802

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation (continued)
Maui Cnty HI(15)	5.00%	3/1/2025	AAA	$1,000	$1,058,150
Maui Cnty HI Ser A(15)	5.00%	7/1/2023	AAA	1,040	1,112,165
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,330	1,392,683
Total					22,563,590
Healthcare 1.87%
HI St Dept Budget & Fin Spl Linked Ctfs	6.40%	7/1/2013	BBB+	1,505	1,644,453
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A(15)	6.25%	7/1/2024	AAA	150	150,185
Total					1,794,638
Housing 2.25%
HI St Dept Bdgt & Fin Spl Purp Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	250	260,828
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(9)	5.30%	7/1/2028	AAA	850	872,414
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(9)	5.45%	7/1/2017	AAA	1,005	1,027,452
Total					2,160,694
Industrial 2.13%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	785,977
Virgin Islands Pub Fin Auth AMT Sr Secd Hovensa Refinery	4.70%	7/1/2022	BBB	1,250	1,254,425
Total					2,040,402
Miscellaneous 12.15%
HI St Cap Dist Kapolei St Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	487,730
HI St Cap Dist St Office COP(15)	5.50%	5/1/2020	AAA	500	523,990
Honolulu HI City & Cnty Wstwtr Sys Rev Sr Ser A~(e)(10)	5.00%	7/1/2024	AAA	3,360	3,547,908
Honolulu HI City & Cnty Wstwtr Sys Rev Sr Ser A~(e)(10)	5.00%	7/1/2025	AAA	3,360	3,547,908
Honolulu HI City & Cnty Wstwtr Sys Rev Sr Ser A~(e)(10)	5.00%	7/1/2035	AAA	3,360	3,547,908
Total					11,655,444

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Power 4.08%
HI St Dept Bdgt & Fin Spl Purp Hawaiian Elec Co Ser B AMT(10)	4.60%	5/1/2026	AAA	$1,500	$1,483,050
HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT(10)	4.80%	1/1/2025	AAA	1,000	1,015,440
Puerto Rico Elec Pwr Auth Rev Rev Ser II(11)	5.125%	7/1/2026	AAA	1,330	1,410,851
Total					3,909,341
Pre-Refunded 34.41%
HI Cnty HI Ser A(10)	5.50%	7/15/2017	AAA	1,045	1,121,766
HI Cnty HI Ser A(11)	5.625%	5/15/2019	AAA	545	572,299
HI St Dept Bdgt & Fin Spl Purp Rev Kaiser Permanente Ser A	5.15%	3/1/2015	AAA	1,250	1,288,400
HI St Dept Bdgt & Fin Spl Purp Rev The Queens Hlth Sys Ser B(15)	5.25%	7/1/2023	AAA	1,000	1,039,310
HI St Hwy Rev(11)	5.50%	7/1/2020	AAA	1,100	1,162,656
HI St Ser CP Tob Settlement(10)	5.00%	10/1/2016	AAA	640	650,771
HI St Ser CT(11)	5.875%	9/1/2019	AAA	1,175	1,246,875
HI St Ser CU(15)	5.25%	10/1/2020	AAA	1,700	1,790,117
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev(11)	5.25%	7/1/2031	AAA	100	106,310
Honolulu HI City & Cnty Ser A(15)	5.00%	11/1/2015	AAA	405	408,301
Honolulu HI City & Cnty Ser A(11)	5.125%	9/1/2021	AAA	600	635,718
Honolulu HI City & Cnty Ser A(10)	5.50%	9/1/2016	AAA	555	569,563
Honolulu HI City & Cnty Ser B(10)	5.00%	11/1/2016	AAA	500	508,975
Honolulu HI City & Cnty Wtr ETM TCRS(10)	6.00%	12/1/2015	AAA	1,000	1,163,380
Kauai Cnty HI(10)	6.125%	8/1/2024	AAA	580	625,095
Kauai Cnty HI Pub Impt Ser B(15)	5.25%	8/1/2017	AAA	95	96,448
Kauai Cnty HI Ser A(15)	5.50%	8/1/2021	AAA	865	929,157
Maui Cnty HI Ser A(15)	5.00%	3/1/2022	AAA	750	795,098
Maui Cnty HI Ser A(10)	6.10%	3/1/2020	AAA	500	538,425
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,077,130
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	2,000	2,195,680
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,100,800
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A-	1,000	1,128,890

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HAWAII TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y(14)(15)	5.50%	7/1/2036	AAA	$250	$283,262
Puerto Rico Comwlth Infra Fin Auth Spl Ser A	5.375%	10/1/2024	AAA	300	320,280
Puerto Rico Comwlth Infra Fin Auth Spl Ser A	5.50%	10/1/2032	AAA	200	214,334
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,500	2,674,450
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	500	532,650
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	670	716,357
Puerto Rico Comwlth Pub Impt Ser A	6.00%	7/1/2026	AAA	1,000	1,020,690
Puerto Rico Pub Impt Bldgs Auth Rev Govt Fac Ser B(2)	5.00%	7/1/2027	AAA	1,000	1,018,310
Puerto Rico Pub Impt Bldgs Unrefunded Govt Facs Ser D	5.25%	7/1/2036	BBB	1,465	1,574,377
Univ HI Univ Sys Rev(10)	5.125%	7/15/2032	AAA	1,100	1,177,231
Univ HI Univ Sys Rev Ser A(10)	5.50%	7/15/2029	AAA	2,500	2,720,150
Total					33,003,255
Sales Tax 0.52%
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts(10)	4.25%	10/1/2029	AAA	500	494,285
Special Tax 2.94%
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	1,038,930
Puerto Rico Comwlth Infrstr Fin Auth Ser C(2)	5.50%	7/1/2028	AAA	1,500	1,783,935
Total					2,822,865
Transportation 8.72%
HI St Hbr Sys Rev Ser A AMT(11)	5.00%	1/1/2031	AAA	3,500	3,625,090
HI St Hbr Sys Rev Ser A AMT(11)	5.25%	1/1/2027	AAA	1,450	1,543,960
HI St Hwy Rev Ser A(11)	5.00%	7/1/2023	AAA	2,000	2,126,120
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infrstr Bk	5.00%	7/1/2022	BBB	20	20,373
Puerto Rico Comwlth Hwy & Trasns Rev Ser M	5.00%	7/1/2046	BBB+	1,000	1,042,270
Total					8,357,813

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HAWAII TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Water/Sewer 5.68%
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT(15)	5.25%	7/1/2021	AAA	$1,335	$1,438,182
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser A(10)	5.00%	7/1/2033	AAA	1,000	1,048,170
Honolulu HI City & Cnty Wst Sr Ser A(10)	5.00%	7/1/2024	AAA	2,785	2,956,612
Total					5,442,964
Total Investments in Municipal Bonds 105.82% (cost $97,614,141)					101,475,988
Liabilities in Excess of Cash and Other Assets(d) (5.82%)					(5,576,810)
Net Assets 100.00%					$95,899,178
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	66	Short	$(7,342,500)	$49,151

See Notes to Financial Statements.

Schedule of Investments (unaudited)

MINNESOTA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 104.93%
Education 12.52%
MN St Higher Edl Facs Auth Rev Augsburg College Ser 6 J1	5.00%	5/1/2028	Baa2	$1,000	$1,032,820
MN St Higher Edl Facs Auth Rev Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1	500	521,320
MN St Higher Edl Facs Auth Rev Macalester College Ser 6 P	4.25%	3/1/2032	Aa3	500	483,555
MN St Higher Edl Facs Auth Rev St. John Univ Ser 6-G	4.50%	10/1/2026	A2	650	655,479
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3	1,125	1,190,779
Prior Lake MN Indpt Sch Dist No 719 Ser A(10)	5.25%	2/1/2023	Aaa	1,470	1,559,082
Univ MN Spl Purp Rev St Supported Stadium Debt	5.00%	8/1/2029	AA+	1,000	1,063,520
Total					6,506,555
General Obligation 2.79%
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	510,370
Puerto Rico Comwlth Unrefunded Pub Impt(14)(15)	5.00%	7/1/2028	AAA	175	178,818
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	526,785
Todd Morrison Cass & Wadena Cntys MN UTD Hosp Dist Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	225	232,502
Total					1,448,475
Healthcare 26.38%
Bemidji MN Hlthcare Fac North Country Hlth Svcs(16)	5.00%	9/1/2024	AA	500	517,440
Bemidji MN Hlthcare Fac North Cnty Hlth Svcs	5.00%	9/1/2024	A	505	526,932
Breckenridge MN Rev Catholic Hlth Initiatives A	5.00%	5/1/2030	AA	500	520,830
Duluth MN Econ Dev Benedictine Hlth Sys St. Marys	5.25%	2/15/2028	A-	1,000	1,046,820
Duluth MN Econ Dev Benedictine Hlth Sys St. Marys	5.25%	2/15/2033	A-	1,035	1,076,628
Hastings MN Hlthcare Fac Rev Regina Med Ctr(1)	5.30%	9/15/2028	A	400	403,920

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MINNESOTA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Minneapolis MN Hlthcare Sys Rev(15)	5.00%	5/15/2021	AAA	$250	$263,370
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A(15)	5.50%	11/15/2017	AAA	45	46,368
Rochester MN Hlthcare Fac Rev(14)(15)	5.50%	11/15/2027	AAA	500	514,070
Rochester MN Hlthcare Fac Rev Mayo Clinic~(e)	5.00%	11/15/2036	AA	5,000	5,224,500
St. Paul MN Hsg & Redev Auth Franciscan Hlth Pj(8)(12)	5.30%	11/20/2022	AAA	50	52,448
St. Paul MN Hsg & Redev Auth Hlthcare Fac Rev Hlthpartners Oblig Grp Pj~(e)	5.25%	5/15/2036	Baa1	2,000	2,096,820
Stillwater MN Hlthcare Rev Hlth Sys Oblig Grp	5.00%	6/1/2035	A-	1,000	1,037,920
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	365	379,753
Total					13,707,819
Housing 23.11%
Crow Wing Cnty MN Hsg Ser A GTD(15)	4.90%	1/1/2034	Aaa	490	507,890
Dakota Cnty MN Cmnty Dev Multi Fam Hsg Rev Agy Commons on Marice Pj A	5.00%	5/1/2042	NR	250	248,352
Dakota Cnty MN Cnty Dev Agy Sing Fam Mtg Rev Mtg Bkd Secs Pg Ser B AMT(7)(13)	5.15%	12/1/2038	AAA	500	520,727
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT(13)	5.85%	10/1/2030	AAA	47	47,902
Fairbault MN Hsg & Redev Auth Govt Trails Edge Apts Ser A	5.25%	2/1/2028	Baa3	300	304,851
Minneapolis MN Hsg Rev Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR	500	496,900
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South(8)(12)	6.10%	7/20/2020	Aaa	1,000	1,056,450
Minneapolis MN Multi Fam Rev Hsg East Phillips AMT(12)	5.25%	8/20/2044	Aaa	300	306,993
Minneapolis St. Paul MN Hsg Mtg Bkd City Living A4 AMT(7)(13)	5.00%	11/1/2038	AAA	1,000	1,028,268
MN St Hsg Fin Agy Rsdl Hsg Fin G AMT	4.85%	7/1/2021	AA+	1,365	1,398,442
MN St Hsg Fin Agy Rsdl Hsg Fin Ser B AMT	4.85%	7/1/2031	AA+	1,865	1,905,545

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MINNESOTA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing (continued)
MN St Hsg Fin Agy Rsdl Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+	$1,105	$1,135,200
MN St Hsg Fin Agy Sing Fam Mtg Ser D AMT	5.85%	7/1/2019	AA+	60	60,524
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+	125	125,404
MN St Hsg Fin Agy Sing Fam Mtg Ser G AMT	6.25%	7/1/2026	AA+	25	25,242
Pine City MN Hlthcare & Hsg Rev Mtg North Branch A(12)	4.75%	10/20/2021	Aaa	325	333,206
Pine City MN Hlthcare & Hsg Rev Mtg North Branch A(12)	4.80%	10/20/2026	Aaa	1,205	1,232,438
St. Paul MN Hsg & Redev Auth Multi Fam Hsg Rev Selby AMT(8)(12)	5.50%	9/20/2044	Aaa	750	771,720
St. Paul MN Port Auth Hsg Burlington Apt(12)	5.35%	5/1/2031	AAA	500	503,870
Total					12,009,924
Industrial 0.61%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	300	314,391
Lease 2.76%
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	287,694
Rochester MN Indpt Sch Dist No 535 COP(11)	5.125%	2/1/2020	AAA	85	89,062
St. Paul MN Port Auth Lease Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,057,490
Total					1,434,246
Miscellaneous 4.03%
Bemidji MN Lease Rev MN St Bureau Crim Appreh(15)	5.80%	12/1/2021	Aaa	460	475,750
Douglas Cnty MN Hsg & Redev Governmental Hsg Ser A(15)	5.50%	1/1/2032	Aaa	560	597,162
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA	250	266,285
St. Paul MN Port Auth Lease Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR	750	756,630
Total					2,095,827

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MINNESOTA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Power 7.15%
Chaska MN Elec Rev Ref Generating Facs Ser A	5.00%	10/1/2030	A3	$500	$521,785
MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3	2,000	2,079,940
Puerto Rico Elec Pwr Auth Rev Rev Ser DD(11)	4.50%	7/1/2019	AAA	95	96,483
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	599,996
Western MN Muni Pwr Agy Ser A(15)	5.00%	1/1/2026	Aaa	400	418,644
Total					3,716,848
Pre-Refunded 21.75%
Bloomington MN Indpt Sch Dist No 271 Ser A(11)	5.125%	2/1/2024	Aaa	1,000	1,060,570
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	269,180
Elk River MN Indpt Sch Dist No 728 Ser A(15)	5.50%	2/1/2021	Aaa	500	531,800
Lake Superior MN Indpt Sch Dist No 381 Bldg Ser A(11)	5.00%	4/1/2023	Aaa	500	532,155
Medford MN Indpt Sch No 763 Ser A(11)	5.50%	2/1/2031	Aaa	500	531,980
Minneapolis & St. Paul MN Met Commn Arpt Rev Sub Ser C(10)	5.25%	1/1/2026	AAA	2,000	2,112,300
Minneapolis MN Spl Sch Dist No 001 COP	5.75%	2/1/2015	AAA	100	101,751
Minneapolis MN Spl Sch Dist No 001 COP	5.75%	2/1/2017	AAA	1,120	1,139,611
MN Agric & Econ Dev Bd Rev Hlthcare Sys A(15)	5.50%	11/15/2017	AAA	175	180,472
Morris MN Indpt Sch Dist No 769 Bldg(15)	5.00%	2/1/2028	AAA	1,000	1,062,660
Pequot Lakes MN Indpt Sch Dist No 186(10)	5.25%	2/1/2022	AAA	1,550	1,652,362
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	100	108,305
Puerto Rico Comwlth Pub Impt(14)(15)	5.00%	7/1/2028	AAA	325	333,808
Robbinsdale MN Hsg Dev Sr Hsg Pj Ser B(10)	5.75%	1/1/2023	Aaa	250	263,765
Rochester MN Elec Util Rev TCRS(2)	5.25%	12/1/2030	AAA	1,000	1,042,790
Scott Cnty MN Hsg & Redev Savage City Hamilton Apts Pj GTD(2)	5.60%	2/1/2019	Aaa	80	83,534
Univ MN Ser A	5.75%	7/1/2018	Aaa	250	292,250
Total					11,299,293

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MINNESOTA TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation 3.83%
St. Paul MN Port Auth Lease Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	$1,000	$1,045,990
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+	895	946,561
Total					1,992,551
Total Investments in Municipal Bonds 104.93% (cost $52,880,286)					54,525,929
Liabilities in Excess of Cash and Other Assets(d) (4.93%)					(2,559,514)
Net Assets 100.00%					$51,966,415
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	44	Short	$(4,895,000)	$32,952

See Notes to Financial Statements.

Schedule of Investments (unaudited)

MISSOURI TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 107.98%
Education 12.65%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	$3,000	$3,147,090
MO St Hlth & Edl Facs Auth Rev Ref Ed Facs Washington Univ	5.00%	2/15/2033	AAA	6,995	7,297,603
MO St Hlth & Edl Facs Auth Rev Ref Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,862,496
MO St Hlth & Edl Facs Auth Rev Ref Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,070,910
MO St Hlth & Edl Facs Auth Rev Ref Washington Univ Ser A	5.00%	2/15/2022	AAA	600	639,696
MO St Hlth & Edl Facs Auth Rev Ref Webster Univ(15)	5.25%	4/1/2021	Aaa	2,000	2,106,460
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	579,215
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	1,007,380
Univ MO Univ Rev Sys Facs Ser B(14)(15)	5.00%	11/1/2027	AAA	1,500	1,559,550
Total					20,270,400
General Obligation 11.73%
Belton MO(15)	5.00%	3/1/2020	Aaa	300	323,217
Franklin Cnty MO Reorg Sch Dist No R-XV	6.00%	3/1/2020	AA+	390	414,172
Jackson Cnty MO Reorg Sch Dist No 7 Lee's Summit Sch Bldg(15)	5.25%	3/1/2022	Aaa	1,000	1,091,300
MO St Brd Pub Bldgs Spl Oblig Ser A~(e)	5.00%	10/15/2027	AA+	10,000	10,503,450
Puerto Rico Comwlth Pub Impt Ser A(14)(15)	5.50%	7/1/2029	AAA	1,000	1,193,130
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+	3,320	3,522,653
St. Louis Cnty MO Sch Dist No R 8 Lindbergh(15)	Zero Coupon	3/1/2018	AAA	2,080	1,331,679
University City MO Sch Dist(15)	10.00%	2/15/2008	AAA	395	416,069
Total					18,795,670
Healthcare 10.57%
Cape Girardeau Cnty MO Indl Dev Auth Hlthcare Facs Rev Southeast MO Hosp Assoc	5.75%	6/1/2032	BBB+(a)	1,600	1,679,040
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+	835	869,060

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	$2,500	$2,721,000
MO St Hlth & Edl Facs Auth BJC Hlth	5.25%	5/15/2032	AA	5,000	5,239,050
MO ST Hlth & Edl Facs Auth Rev PA 1049 RIBs RITES(2)	7.292%	6/1/2021	NR	855	1,051,086
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-(a)	3,680	3,865,398
Ste Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR	1,510	1,520,404
Total					16,945,038
Housing 10.30%
MO St Dev Fin Bd Multi Fam Rev Ref Hsg Quality Hill Pj Ser A(16)	5.60%	9/15/2028	AA	2,115	2,145,245
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A AMT(13)	4.75%	9/1/2026	AAA	1,200	1,216,560
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT(7)(13)	4.75%	9/1/2032	AAA	1,000	1,002,970
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT(13)	5.90%	9/1/2035	AAA	885	929,082
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT(13)	4.70%	9/1/2026	AAA	2,000	2,027,660
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT(13)	4.80%	9/1/2031	AAA	2,000	2,028,940
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT(13)	5.375%#	9/1/2022	AAA	685	689,754
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(13)	Zero Coupon	3/1/2029	AAA	675	206,631
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT(8)	4.75%	7/1/2026	AA	1,000	1,018,560
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT(8)	4.75%	7/1/2030	AA	1,000	1,014,950
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT(8)	4.875%	7/1/2037	AA	1,500	1,528,230
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT(8)	4.75%	7/1/2025	AA	605	614,480
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT(8)	4.875%	7/1/2030	AA	530	536,169
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT(8)	5.00%	7/1/2037	AA	900	914,589
MO St Hsg Dev Commn Rev Multi Fam Hsg Met Vlg 5 AMT(8)	4.75%	7/1/2021	AA	615	627,878
Total					16,501,698

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Industrial 1.83%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	$1,100	$1,152,767
MO St Dev Fin Bd Solid Wst Disp Rev Procter & Gamble Paper AMT	5.20%	3/15/2029	AA-	1,150	1,276,891
Virgin Islands Pub Fin Auth Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	500	501,770
Total					2,931,428
Lease 6.48%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Leasehold Jackson R-II HS Pj(15)	5.25%	3/1/2026	AAA	1,000	1,083,510
Grandview MO COP(10)	5.00%	1/1/2027	Aaa	1,700	1,782,790
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,565,820
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A(15)	5.00%	12/1/2018	Aaa	1,385	1,486,950
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3	1,000	1,059,660
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	565,847
MO St Dev Fin Bd Infrstr Facs Rev Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	220	224,714
MO St Regl Convtn & Sports Complex Auth Ref Convtn(2)	5.25%	8/15/2016	AAA	2,405	2,613,129
Total					10,382,420
Miscellaneous 7.30%
Kansas City MO Muni Assistance Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,569,900
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,136,377
MO St Dev Fin Bd Fac Rev Midwest Resh Inst Pj	4.50%	11/1/2027	Baa2	1,000	973,770
MO St Dev Fin Bd Fac Rev Midwest Resh Inst Pj	5.00%	11/1/2022	Baa2	1,000	1,036,560
MO St Dev Fin Bd Infrstr Fac Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	1,035,580
MO St Dev Fin Bd Infrstr Fac Rev Hartman Hrtge Ctr Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,041,580

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Miscellaneous (continued)
Puerto Rico Pub Impt Bldgs Ref Govt Facs Ser C GTD	5.75%	7/1/2018	BBB	$1,000	$1,133,840
Puerto Rico Pub Impt Bldgs Ser I GTD	5.25%	7/1/2033	BBB	2,500	2,649,475
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	1,127,880
Total					11,704,962
Power 7.22%
MO Jnt Muni Elec Util Cmnty Pwr Pj Rev Plum Point Pj~(e)(15)	5.00%	1/1/2034	AAA	7,000	7,380,870
MO Jnt Muni Elec Util Cmnty Pwr Iatan 2 Pj Ser A(2)	4.50%	1/1/2036	Aaa	500	500,325
MO Jnt Muni Elec Util Cmnty Pwr Iatan 2 Pj Ser A(2)	5.00%	1/1/2034	Aaa	1,000	1,055,720
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	1,500	1,578,750
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(18)	5.00%	7/1/2025	AAA	1,000	1,061,620
Total					11,577,285
Pre-Refunded 28.05%
Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+	500	530,990
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev(15)	5.85%	3/1/2020	Aaa	1,000	1,061,000
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa	1,095	1,151,644
Hazelwood MO Sch Dist Impt MO Direct Deposit Pg	5.25%	3/1/2020	AA+	630	682,070
Kansas Cnty MO Met Cmnty Colleges Bldg Corp Rev Ref Impt Leasehold Jr College(10)	5.00%	7/1/2021	Aaa	1,000	1,053,350
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A(15)	5.00%	12/1/2030	AAA	3,300	3,431,703
MO Sch Brds Assoc Lease Partn NIXA Reorg Sch Dist R-2(16)	5.40%	3/1/2020	AA	850	877,948
MO St Bonne Terre Prison Pj Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,047,338
MO St Hlth & Edl Facs Auth Rev(2)	5.25%	6/1/2028	AAA	5,000	5,352,850
MO St Hlth & Edl Facs Auth Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	912,509
MO St Hwy & Trans Commn St Rd Rev Ser A	5.00%	2/1/2022	AAA	1,970	2,086,585

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MISSOURI TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
MO St Hwy & Trans Commn St Rd Rev Ser A	5.25%	2/1/2020	AAA	$1,830	$1,934,896
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	1/1/2010	AAA	5,000	5,489,200
Puerto Rico Comwlth Hwy Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A-	500	564,445
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	6,100	6,525,658
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	1,210	1,281,922
Springfield MO Sch Dist No R12 MO Direct Deposit Pg	5.85%	3/1/2020	AA+	500	528,940
St. Louis Cnty MO Pattonville No R-3 Sch Dist(10)	6.00%	3/1/2019	AAA	845	907,623
St. Louis MO Arpt Rev Arpt Dev Pg Ser A(15)	5.125%	7/1/2022	AAA	2,000	2,116,460
St. Louis MO Arpt Rev Arpt Dev Pg Ser A(15)	5.25%	7/1/2031	AAA	2,000	2,126,200
St. Louis MO Muni Fin Corp Leasehold Rev Lease Carnahan Courthouse Ser A(10)	5.125%	2/15/2027	Aaa	1,500	1,597,725
St. Louis MO Muni Fin Corp Rev City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	815,609
St. Louis MO Pub Safety(10)	5.125%	2/15/2018	AAA	270	279,239
St. Louis MO Sch Dist(10)	6.00%	4/1/2012	AAA	575	581,917
University MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,019,141
Total					44,956,962
Resource Recovery 1.60%
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,086,128
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	222,130
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	241,438
St. Louis MO Indl Dev Auth Anheuser-Busch Pj AMT	5.875%	11/1/2026	A	1,005	1,016,497
Total					2,566,193
Special Tax 1.76%
Howard Bend MO Levee Dist Impt(b)	4.40%	3/1/2026	BBB-	1,000	973,650
Osage Beach MO Tax Inc Rev Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	996,680

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MISSOURI TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Riverside Quindaro Bend Levee Dist MO Impt Rev Ref L 385 Pj(16)	5.00%	3/1/2017	AA	$795	$848,082
Total					2,818,412
Transportation 3.28%
Bi St Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B(11)	5.00%	10/1/2032	AAA	3,500	3,665,760
St. Louis MO Arpt Rev Lambert Intl Ser B AMT(10)	5.25%	7/1/2027	AAA	625	632,719
St. Louis MO Arpt Rev Ref Lambert Intl Arpt Ser A(11)	4.25%	7/1/2032	AAA	1,000	962,450
Total					5,260,929
Water/Sewer 5.21%
Metropolitan St. Louis MO Swr Dist Wst Wtr Sys Rev Ser A(15)	5.00%	5/1/2034	AAA	4,000	4,214,000
MO St Env Impt & Enrg Res Auth Wtr Fac Ref American Wtr Co Pj AMT(2)	4.60%	12/1/2036	AAA	1,000	993,530
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP(15)	5.125%	12/1/2027	Aaa	3,000	3,144,600
Total					8,352,130
Total Municipal Bonds (cost $165,580,125)					173,063,527
SHORT-TERM INVESTMENT 0.19%
Variable Rate Demand Note
MO St Hlth & Ed Facs Auth Var St. Louis Univ Ser A(c)(15) (cost $300,000)	3.75%	5/1/2007	AAA	300	300,000
Total Investments in Securities 108.17% (cost $165,880,125)					173,363,527
Liabilities in Excess of Cash and Other Assets(d) (8.17%)					(13,088,268)
Net Assets 100.00%					$160,275,259
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-year Treasury Bond	June 2007	156	Short	$(17,355,000)	$116,830

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 112.08%
Education 13.36%
Higher Ed Student Assist Auth NJ Student Loan Rev Ser A AMT(15)	6.15%	6/1/2019	AAA	$500	$513,195
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,165,474
NJ Econ Dev Auth Rev Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,077,370
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	1,625	1,754,318
NJ St Edl Facs Auth Rev Drew Univ Ser D(b)(15)	5.00%	7/1/2037	AAA	3,000	3,195,000
NJ St Edl Facs Auth Rev Kean Univ Ser D(10)	5.00%	7/1/2033	AAA	2,500	2,615,650
NJ St Edl Facs Auth Rev NJ City Univ Ser F(b)(10)	4.125%	7/1/2028	Aaa	1,000	959,570
NJ St Edl Facs Auth Rev Princeton Theological Seminary	5.00%	7/1/2026	AAA	2,500	2,631,075
NJ St Edl Facs Auth Rev William Paterson Ser E(18)	5.00%	7/1/2027	AAA	2,500	2,613,400
NJ St Edl Facs Auth Rowan Univ Ser B(b)(10)	4.25%	7/1/2034	AAA	1,000	963,960
Total					17,489,012
General Obligation 5.31%
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,193,987
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	286,407
Montgomery TWP NJ Sch Dist(b)(15)	4.125%	4/1/2027	AAA	2,000	1,924,780
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	438,905
Pohatcong Twp NJ Sch Dist(11)	5.25%	7/15/2026	AAA	1,335	1,553,406
Puerto Rico Comwlth Pub Impt CR(11)	4.50%	7/1/2023	AAA	1,000	1,014,400
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	BBB	500	535,875
Rahway NJ(11)	4.125%	12/15/2026	Aaa	5	4,820
Total					6,952,580
Healthcare 11.42%
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	777,814
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	1,088,790

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
NJ Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1	$2,000	$2,093,060
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	BBB	700	715,547
NJ Hlthcare Fac Fin Auth Rev Hunterdon Medical Ctr Ser A	5.25%	7/1/2025	A-	600	642,582
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2	4,000	4,244,320
NJ Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.00%	7/1/2046	Baa1	1,000	1,029,770
NJ Hlthcare Fac Fin Auth Rev Spectrum For Living Ser B(8)	6.50%	2/1/2022	AAA	690	691,573
NJ Hlthcare Fac Fin Auth Rev St. Clare's Hosp Ser A(16)	4.75%	7/1/2025	AA	1,100	1,120,845
Puerto Rico Indl Tourist Ed & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	415	452,367
Puerto Rico Indl Tourist Ed & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,087,560
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A(15)	6.25%	7/1/2024	AAA	1,000	1,001,230
Total					14,945,458
Housing 2.39%
NJ St Hsg & Mtg Fin Agy Rev Sing Fam Hsg Ser T AMT	4.625%	10/1/2027	AA	2,000	1,998,680
NJ Econ Dev Auth Rev Ref Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-(a)	1,000	1,029,160
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT(12)	6.50%	3/1/2025	AAA	100	100,775
Total					3,128,615
Industrial 7.90%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-	750	788,648
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT(10)	5.375%	5/1/2032	AAA	5,000	5,161,400
NJ Econ Dev Auth Middlesex Wtr Co Pj AMT(15)	5.35%	2/1/2038	AAA	2,500	2,570,000
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	822,204
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Havensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	1,003,540
Total					10,345,792

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease 3.14%
Morris-Union Jointure Commn NJ COP(16)	5.00%	5/1/2027	AA	$1,000	$1,042,450
Newark NJ Hsg Auth Port Newark Marine Newark Redev Pj(15)	4.375%	1/1/2037	AAA	1,000	976,350
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA	2,000	2,090,580
Total					4,109,380
Miscellaneous 2.52%
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	100	105,001
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govt Ln(15)	6.40%	12/1/2009	AAA	195	195,250
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A(15)	5.00%	7/1/2034	AAA	100	106,034
NJ Econ Dev Auth Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,179,268
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,324,737
Rahway NJ COP(15)	5.625%	2/15/2020	Aaa	365	386,889
Total					3,297,179
Power 2.40%
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(15)	5.00%	7/1/2032	AAA	2,000	2,095,880
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	1,000	1,052,500
Total					3,148,380
Pre-Refunded 32.77%
Carteret NJ Bd Ed COP(15)	5.75%	1/15/2030	Aaa	80	84,621
Carteret NJ Bd Ed COP(15)	6.00%	1/15/2024	Aaa	430	458,819
Casino Reinvestment Dev Auth NJ Parking Fee Rev Ser A(11)	5.25%	10/1/2015	AAA	100	100,821
Chatham Dist NJ Bd Ed(15)	5.00%	1/15/2019	Aaa	1,020	1,068,899
Chatham Dist NJ Bd Ed(15)	5.125%	1/15/2024	Aaa	595	626,124
Chatham Dist NJ Bd Ed(15)	5.25%	1/15/2026	Aaa	1,500	1,585,035
LaFayette Yard NJ Cmnty Dev GTD(15)	5.625%	4/1/2021	Aaa	200	213,070
NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	AA-	450	466,704
NJ Envr Infrastr Ser 2004A	5.25%	9/1/2020	AAA	2,000	2,121,280
NJ St Edl Facs Auth Rev Princeton Univ Ser B	5.125%	7/1/2019	AAA	355	366,538

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2017	AAA	$700	$734,566
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,686,413
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2026	AAA	2,350	2,466,043
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.375%	7/1/2024	AAA	2,550	2,685,584
NJ St Edl Facs Auth Rev Ser I Rowan Univ(10)	5.125%	7/1/2030	AAA	2,650	2,861,655
NJ St Hwy Auth Garden St Pkwy Gen Rev Sr Pkwy(10)	5.75%	1/1/2015	AAA	200	212,824
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	3,000	3,144,180
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	6,962,670
North Bergen Twp NJ Bd Ed COP(11)	6.125%	12/15/2022	Aaa	1,185	1,297,160
Ocean Cnty NJ Gen Impt	5.125%	9/1/2020	Aa1	1,800	1,902,006
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A-	500	564,445
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	5,500	6,038,120
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,000	2,139,560
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	620	656,853
South Brunswick Twp NJ(10)	5.625%	12/1/2023	AAA	45	47,288
Summit NJ	5.70%	6/1/2020	AAA	325	339,033
Trenton NJ Pkg Auth Pkg Rev GTD(10)	6.00%	4/1/2017	Aaa	1,000	1,066,910
Total					42,897,221
Tobacco 5.70%
Tobacco Sttlmnt Fin Corp NJ Cap Apprec Asset Bkd-1C	Zero Coupon	6/1/2041	BBB-	25,000	3,563,500
Tobacco Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	4,000	3,903,720
Total					7,467,220
Toll Roads 3.14%
NJ St Tpk Auth Rev Ser C-1~(e)(2)	5.00%	1/1/2035	AAA	4,000	4,110,280
Transportation 21.08%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(11)	5.10%	1/1/2021	AAA	1,435	1,517,713

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation (continued)
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(11)	5.20%	1/1/2025	AAA	$1,700	$1,802,272
Delaware River Port Auth PA & NJ Rev(10)	5.50%	1/1/2026	AAA	1,000	1,010,660
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	225	221,150
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	1,034,250
NJ St Transn Tr Fd Transn Sys Ser A~(e)(15)	5.25%	12/15/2021	AAA	10,000	11,252,200
Port Auth NY & NJ(11)	5.00%	4/15/2032	AAA	4,725	4,979,252
Port Auth NY & NJ Cons 109th Ser	5.375%	1/15/2032	AA-	500	505,655
Port Auth NY & NJ Cons 125th Ser(11)	5.00%	10/15/2027	AAA	5,000	5,280,750
Total					27,603,902
Water/Sewer 0.95%
North Hudson Swr Auth NJ Rev Ser C(15)	5.00%	8/1/2022	Aaa	1,025	1,066,523
Ocean Twp NJ Swr Auth Ref Ser B(10)	5.25%	12/1/2011	Aaa	170	181,847
Total					1,248,370
Total Municipal Bonds (cost $139,310,321)					146,743,389
				Shares (000)
SHORT-TERM INVESTMENTS 0.31%
Money Market Mutual Fund 0.00%
Dreyfus NJ Municipal Cash Management				4	4,119
				Principal Amount (000)
Variable Rate Demand Note 0.31%
NJ St Edl Facs Auth Rev Princeton Univ Ser B(c)	3.73%	5/1/2007	AAA	$400	400,000
Total Short Term Investments (cost $404,119)					404,119
Total Investments in Securities 112.39% (cost $139,714,440)					147,147,508
Liabilities in Excess of Cash and Other Assets(d) (12.39%)					(16,226,737)
Net Assets 100.00%					$130,920,771
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	91	Short	$(10,123,750)	$68,012

See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 107.22%
Education 8.50%
Albany Cnty NY Indl Dev Agy Albany College of Pharmacy A	5.625%	12/1/2034	BBB-	$700	$748,622
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Sch Ser A	5.00%	4/1/2027	BBB-(a)	1,000	1,019,700
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Sch Ser A	5.00%	4/1/2037	BBB-(a)	1,000	1,012,550
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-	500	512,445
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-	500	514,245
Hempstead Twn NY Ind Dev Agy Civic Fac Rev Hofstra Univ Pj(15)	5.80%	7/1/2015	AAA	750	761,295
NY New York City Indl Dev Agy Civic Rev NY Institute of Tech(15)	5.25%	3/1/2023	AAA	100	107,277
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,795,064
NY St Dorm Auth Rev 4201 Schools Pg	6.25%	7/1/2020	AA-	1,685	1,826,742
NY St Dorm Auth Rev Colgate Univ(15)	6.00%	7/1/2016	AAA	1,000	1,138,550
NY St Dorm Auth Rev New York Univ A(10)	5.00%	7/1/2034	AAA	3,125	3,293,469
NY St Dorm Auth Rev New York Univ Ser A(2)	5.75%	7/1/2015	AAA	2,000	2,281,220
NY St Dorm Auth Rev Non St Suppted Debt Vassar College(b)	4.25%	7/1/2032	AA	1,000	959,540
NY St Dorm Auth Rev Non St Suppted Debt Vassar College(b)	5.00%	7/1/2046	AA	1,000	1,052,350
NY St Dorm Auth Rev Pratt Institute(16)	6.00%	7/1/2024	AA	1,000	1,062,930
NY St Dorm Auth Rev Pratt Institute(16)	6.00%	7/1/2028	AA	2,000	2,123,640
NY St Dorm Auth Rev Spl Act Sch Dist Pj(15)	6.00%	7/1/2016	AAA	1,400	1,407,868
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Polytech Inst Ser B TCRS(2)	5.50%	8/1/2022	AAA	200	209,182
Total					21,826,689

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation 5.20%
Erie Cnty NY Indl Dev Agy Sch Fac Rev City of Buffalo Pj(11)	5.75%	5/1/2023	AAA	$1,250	$1,357,900
New York NY Ser B	5.75%	8/1/2016	AA-	1,000	1,092,640
New York NY Sub Ser C-1	5.25%	8/15/2026	AA-	2,500	2,672,825
New York NY Ser J	5.50%	6/1/2022	AA-	1,510	1,630,755
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB	2,000	2,188,380
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2033	BBB	500	517,015
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB	1,500	1,588,125
Puerto Rico Comwlth Unrefunded Pub Imprt Ser A	5.25%	7/1/2030	BBB	500	535,875
Puerto Rico Comwlth Unrefunded Pub Impt(14)(15)	5.00%	7/1/2028	AAA	605	618,201
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,090	1,141,371
Total					13,343,087
Healthcare 6.61%
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj(16)	5.625%	7/1/2024	AA	1,750	1,891,330
Dorm Auth Revs Mtg Nursing Home A(8)(15)	5.50%	8/1/2038	AAA	1,000	1,051,780
Dorm Auth Revs Nonst Suppted Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BB	1,000	1,022,460
Dutchess Cnty NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR	2,825	2,843,193
NY New York City Indl Dev Agy Rev Harbor House Pj A(12)	5.875%	5/20/2044	AA+	610	687,830
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,099,530
NY St Dorm Auth Revs Catholic Hlth LI Oblig Grp	5.00%	7/1/2027	Baa1	1,250	1,289,737
NY St Dorm Auth Revs Mental Hlth Svc Fac(14)(15)	6.00%	8/15/2012	AAA	1,460	1,619,695
NY St Dorm Auth Revs Mtg Nursing Home A(8)(15)	5.40%	2/1/2031	AAA	300	320,589
NY St Dorm Auth Revs Mtg Nursing Home A(8)(15)	5.50%	8/1/2030	AAA	1,000	1,053,690
NY St Dorm Auth Revs Non St Suppted Debt Fha Insd Mtg Hosp Kaleide Hlth(8)	4.70%	2/15/2035	AAA	1,000	1,012,800

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
NY St Dorm Auth Revs Non St Suppted Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BB	$1,935	$2,022,249
NY St Dorm Auth Revs NY St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	1,009,922
NY St Dorm Auth Revs Unrefunded Mental Hlth Svcs B(15)	6.00%	2/15/2025	AAA	15	15,874
NY St Dorm Auth Revs Unrefunded Mental Hlth Svcs B(15)	6.00%	2/15/2030	AAA	15	15,874
Total					16,956,553
Housing 7.61%
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,552,200
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A-1(14)(15)	4.50%	11/1/2027	AAA	1,345	1,371,429
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser G1 AMT	4.75%	11/1/2027	AA	1,000	1,029,050
NY New York City Hsg Dev Corp Multi Fam Rev Hsg Ser L AMT	4.85%	11/1/2025	AA	3,205	3,270,254
NY New York City Hsg Dev Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,078,760
NY New York City Hsg Dev Corp Ser D-1	4.95%	11/1/2036	AA	2,510	2,600,385
NY St Dorm Auth Revs 05 Unrefunded Mental D(14)(15)	6.00%	8/15/2021	AAA	20	20,433
NY St Dorm Auth Revs Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,075,250
NY St Hsg Fin Agy Multi Fam Hsg Rev Crotona Estates Apts Ser A AMT	4.95%	8/15/2038	Aa1	755	770,274
NY St Hsg Fin Agy Multi Fam Hsg Rev Division Street Ser A AMT(17)	5.00%	2/15/2026	Aa1	650	668,668
NY St Hsg Fin Agy Multi Fam Hsg Rev Kensico Terrace Apts A AMT(17)	4.90%	2/15/2038	Aa1	1,000	1,008,920
NY St Mtg Agy Hmownr Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	2,051,880
NY St Mtg Agy Rev Hmownr Mtg Ser 111 AMT(15)	4.55%	4/1/2023	AAA	270	273,062
NY St Mtg Agy Rev Hmownr Mtg Ser 130 AMT	4.80%	10/1/2037	Aa1	1,670	1,686,550
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	71,405
Total					19,528,520

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Industrial 9.29%
Broome Cnty NY Indl Dev Agy Civic Fac Rev Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	$500	$516,305
Essex Cnty NY Indl Dev Agy Intl Paper Co Projs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,366,386
Liberty NY Dev Corp Rev Goldman Sachs Headquarters~(e)	5.25%	10/1/2035	AA-	10,001	11,429,279
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian(11)	5.75%	12/15/2029	AAA	1,000	1,093,060
New York City Indl Dev Agy Spl Fac Rev British Airways plc Pj AMT	5.25%	12/1/2032	Ba2	2,235	2,213,075
NY New York City Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa2	1,250	1,314,200
Onondaga Cnty NY Indl Dev Agy Pollutn Ctrl Rev Ref Anheuser Busch Pj Ser A	4.875%	7/1/2041	A	3,000	3,048,600
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,778,175
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	320	328,570
Yonkers NY Ind Dev Agy Rev Sacred Heart Assocs Pj Ser A AMT(17)	4.80%	10/1/2026	Aa1	750	758,550
Total					23,846,200
Lease 8.10%
NY New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot(2)	5.00%	1/1/2031	AAA	1,000	1,062,530
NY New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot(2)	5.00%	1/1/2046	AAA	2,000	2,108,700
NY New York City Indl Dev Agy Rev Yankee Stadium Pilot(10)	4.50%	3/1/2039	AAA	2,500	2,495,700
NY New York City Indl Dev Agy Rev Yankee Stadium Pilot(15)	4.75%	3/1/2046	AAA	5,000	5,110,250
NY New York City Indl Dev Agy Rev Yankee Stadium Pilot(10)	5.00%	3/1/2046	AAA	5,000	5,272,250
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,757,145
Total					20,806,575
Miscellaneous 1.03%
Broome Cnty NY Indl Dev Agy Civic Fac Rev Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	782,408
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,038,780

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Miscellaneous (continued)
NY New York City Tr Cultr Res Rev Museum of American Art(1)	6.00%	7/1/2022	A	$500	$536,695
Puerto Rico Pub Impt Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB	265	277,444
Total					2,635,327
Power 5.36%
Long Island Pwr Auth NY Elec Gen Ser C	5.00%	9/1/2035	A-	2,000	2,107,320
NY St Enrg Res & Dev Auth Gas Facs Rev Bklyn Unif Gas Co. Ser B RIBs AMT	9.848%	7/1/2026	A+	4,000	4,137,360
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(15)	5.00%	7/1/2032	AAA	1,500	1,571,910
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	3,625	3,834,815
Puerto Rico Elec Pwr Auth Ser PP(10)	5.00%	7/1/2025	AAA	2,000	2,116,820
Total					13,768,225
Pre-Refunded 32.17%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A(10)	6.375%	12/1/2017	AAA	650	702,071
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev(11)	6.00%	7/1/2029	AAA	500	530,760
Metropolitan Transn Auth NY Commuter Fac Rev Ser A(10)	6.00%	7/1/2016	AAA	2,000	2,059,620
Metropolitan Transn Auth NY Dedicated Tax Fd Ser A(10)	4.75%	4/1/2028	AAA	2,500	2,686,025
Metropolitan Transn Auth NY Tran Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,125,290
New York City Transn Fin Auth Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	5	5,240
New York City Transn Fin Auth Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA	550	576,367
New York City Transn Fin Auth Fut Tax Seed C	5.50%	5/1/2025	AAA	445	466,333
New York City Transn Fin Auth Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA	200	212,752
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,025,933
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,159,860

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
New York NY City Transn Fin Auth Rev Prerefunded 2005 Fut Tax C	5.00%	5/1/2029	AAA	$775	$804,473
New York NY City Transn Fin Auth Rev Unrefunded Bal 2005 Fut Tax C	5.00%	5/1/2029	AAA	535	550,248
New York NY Ser C	5.625%	3/15/2020	AAA	1,000	1,090,050
New York NY Ser J	5.50%	6/1/2022	AA-	3,585	3,947,659
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev	5.50%	6/15/2033	AAA	3,585	3,824,120
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AA+	4,830	5,213,887
NY New York City Tran Auth Met Transn Auth Triborough Res Tr Rcpts Pmd #10 COP~(e)(2)	5.875%	1/1/2030	Aaa	10,000	10,651,000
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-	3,500	3,786,930
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-	1,250	1,361,950
NY St Dorm Auth Rev City Univ Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	1,215	1,304,983
NY St Dorm Auth Revs Mental Hlth Svcs B(15)	6.00%	2/15/2025	AAA	985	1,049,567
NY St Dorm Auth Revs Mental Hlth Svcs B(15)	6.00%	2/15/2030	AAA	985	1,049,567
NY St Dorm Auth Rev Pace Univ(15)	6.00%	7/1/2029	AAA	1,610	1,743,018
NY St Dorm Auth Rev St Univ Adl Facs Ser B(11)	5.75%	5/15/2017	AAA	395	423,685
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser A(11)	6.00%	7/1/2015	AAA	300	324,786
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA	80	84,103
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	380	403,309
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(15)	5.875%	7/1/2035	AAA	265	285,718
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,191,060
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	6,000	6,462,780
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	4,000	4,391,360

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	$4,000	$4,279,120
Puerto Rico Comwlth Pub Impt(15)	5.00%	7/1/2024	AAA	1,000	1,027,100
Puerto Rico Comwlth Pub Impt(14)(15)	5.00%	7/1/2028	AAA	1,130	1,160,623
Puerto Rico Comwlth Pub Impt	5.375%	7/1/2025	BBB	1,640	1,646,904
Puerto Rico Comwlth Pub Impt Pub Impt Ser A(15)	5.75%	7/1/2026	AAA	3,000	3,191,730
Puerto Rico Comwlth Unrefunded Impt Pub Impt Ser A	5.375%	7/1/2028	AAA	555	593,400
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D	5.25%	7/1/2027	BBB	735	789,875
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,080,190
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,109,540
Schenectady NY Indl Dev Agy Civic Fac Rev Union College Pj Ser A(2)	5.625%	7/1/2031	Aaa	1,500	1,645,440
St. Lawrence Cnty NY Indl Dev Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	256,320
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	123,119
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,611,585
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	545	583,330
Total					82,592,780
Resource Recovery 0.59%
NY St Envr Facs Corp Solid Wst Disp Rev Wst Mgmnt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,507,710
Sales Tax 0.81%
New York City Transn Fin Auth Fut Tax 2nd Ser E	5.00%	2/1/2033	AAA	2,000	2,086,000
Transportation 16.06%
Metropolitan Transn Auth NY Transn Ser A	5.00%	11/15/2021	A	5,000	5,337,950
Metropolitan Transn Auth NY Transn Ser A	5.00%	11/15/2031	A	5,000	5,269,000
Metropolitan Transn Auth NY Transn Ser F	5.00%	11/15/2030	A	3,000	3,149,700

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation (continued)
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B(15)	5.50%	4/1/2019	AAA	$690	$718,697
NY New York City Indl Dev Agy Spl Fac Rev 1990 American Airlines Inc Pj	5.40%	7/1/2019	CCC+	2,610	2,614,333
NY New York City Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B	1,000	985,950
NY New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	2,000	2,153,560
NY St Twy Auth Gen Rev Ser G(11)	5.25%	1/1/2027	AAA	10,000	10,891,600
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-	7,500	9,097,350
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB	1,000	1,017,800
Total					41,235,940
Water/Sewer 5.89%
New York NY City Muni Fin Auth Wtr & Swr Sys Rev Ref Ser C	4.75%	6/15/2033	AA+	2,000	2,055,400
New York NY City Muni Fin Auth Wtr & Swr Sys Rev Ser A(11)	4.25%	6/15/2039	AAA	1,000	964,240
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A~(e)	5.00%	6/15/2039	AA+	10,000	10,491,650
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA	1,420	1,487,606
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev Unrefunded Balance(2)	5.75%	4/1/2020	Aaa	105	111,738
Total					15,110,634
Total Municipal Bonds (cost $262,178,063)					275,244,240
SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund
Dreyfus New York Municipal Cash Management (cost $1,934)				2	1,934
Total Investments in Securities 107.22% (cost $262,179,997)					275,246,174
Liabilities in Excess of Cash and Other Assets(d) (7.22%)					(18,544,883)
Net Assets 100.00%					$256,701,291
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	156	Short	$(17,355,000)	$116,830

See Notes to Financial Statements.

Schedule of Investments (unaudited)

TEXAS TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 102.76%
Education 8.80%
Fort Bend TX Indpt Sch Dist Ser A PSF GTD	5.25%	8/15/2027	AAA	$500	$537,190
La Vernia Higher Ed Fin Corp Rev Southwest Winners Fndtn Inc A(1)	5.00%	2/15/2024	A	1,210	1,246,397
Rockwall TX Indpt Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,125,120
TX St Pub Fin Auth Charter Sch Fin Corp Rev Kipp Inc Ed Ser A(1)	5.00%	2/15/2036	A	1,500	1,533,120
Whitehouse TX Indpt Sch Dist Ref Sch Bldg PSF GTD	4.25%	2/15/2032	AAA	1,000	952,700
Total					6,394,527
General Obligation 28.43%
Argyle TX Indpt Sch Dist(11)	5.25%	8/15/2040	AAA	1,000	1,067,170
Crowley TX Indpt Sch Dist Sch Bldg PSF GTD	5.50%	8/1/2029	AAA	1,000	1,108,340
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	261,845
Dallas TX Indpt Sch Dist PSF GTD	5.00%	2/15/2021	AAA	300	312,858
De Soto TX(5)	4.25%	2/15/2027	AAA	1,275	1,222,049
Ennis Indpt Sch Dist TX Cap Apprec PSF GTD	Zero Coupon	8/15/2037	Aaa	8,000	1,861,520
Jacksboro TX Indpt Sch Dist Sch Bldg PSF GTD	5.125%	2/15/2031	AAA	1,000	1,066,170
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	1,000	1,052,670
Mineral Wells TX Indpt Sch Ref Sch Bldg PSF GTD	5.125%	2/15/2036	Aaa	1,000	1,063,250
Pflugerville TX Indpt Sch Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,035,580
Puerto Rico Comwlth Pub Impt~(e)(15)	5.75%	7/1/2026	AAA	1,000	1,060,520
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	745	767,678
Socorro TX Indpt Sch Dist Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA	35	35,062
TX St Ser B RIBs	8.567%	9/30/2011	Aa1	5,500	6,412,670
Tyler TX Indpt Sch Dist Sch Bldg PSF GTD	5.125%	2/15/2031	AAA	700	744,275
Webster TX Bal Cfts Oblig Ser A(11)	6.00%	3/1/2017	AAA	500	530,705
Winker Cnty TX(16)	5.25%	2/15/2031	AA	1,000	1,061,020
Total					20,663,382

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TEXAS TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare 1.94%
Delware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2	$400	$417,044
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	991,936
Total					1,408,980
Housing 1.35%
TX St Dept Hsg & Cmnty Affairs Sing Fam Mtg Rev Ser D AMT	4.95%	9/1/2028	AAA	960	981,475
Industrial 15.51%
Cass Cnty TX Indl Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	1,064,660
Orange Cnty TX Nav & Port Dist Indl Dev Rev North Star Steel TX Pj	6.375%	2/1/2017	A	2,400	2,428,920
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	7,217,705
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	558,855
Total					11,270,140
Lease 3.67%
Gulf Coast Waste Disp Auth TX Swr & Solid Waste Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	A	1,505	1,614,233
Harris Cnty Houston TX Sports Auth Rev Sr Lien Ser G(15)	5.25%	11/15/2021	AAA	1,000	1,055,590
Total					2,669,823
Miscellaneous 0.51%
Aleutians East Borough AK Pj Rev Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	350	370,087
Power 0.50%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy CO LLC Pj AMT	5.00%	3/1/2041	Baa2	375	361,354
Pre-Refunded 32.68%
Blanco TX Ctfs Oblig(18)	5.50%	8/15/2027	AAA	665	723,394
Gregory Portland TX Indpt Sch Dist PSF GTD	5.50%	8/15/2020	AAA	1,075	1,137,372
Harris Cnty TX Hlth Fac Dev St. Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AAA	1,000	1,067,710

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TEXAS TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Harris Cnty TX Hlth Facs Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+	$1,750	$1,945,248
Katy TX Indpt Sch Dist Ltd Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,044,520
Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA	1,000	1,035,760
Pearland TX Indpt Sch Dist Bd Ser A PSF GTD	5.875%	2/15/2019	AAA	1,000	1,079,080
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,500	1,539,990
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,980	2,139,152
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	1,000	1,080,380
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	1,000	1,069,780
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	380	402,587
San Antonio TX Indpt Sch Dist PSF GTD	5.50%	8/15/2024	AAA	1,000	1,041,950
United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA	1,000	1,046,410
Univ TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA	3,030	3,148,594
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4(10)	6.00%	8/1/2026	AAA	3,025	3,245,522
Webster TX Ctfs Oblig Ser A(11)	6.00%	3/1/2017	AAA	940	1,000,395
Total					23,747,844
Resource Recovery 0.57%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	400	412,912
Transportation 4.50%
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	300	305,691
Dallas Fort Worth TX Intl Arpt Impt Jnt Ser B AMT(11)	5.00%	11/1/2035	AAA	1,100	1,113,728
Houston TX Arpt Sys Rev Sub Lien Ser B(11)	5.50%	7/1/2030	AAA	1,000	1,045,730
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assn Pj AMT	5.50%#	1/1/2024	A3	750	807,585
Total					3,272,734

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TEXAS TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Water/Sewer 4.30%
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT(15)	5.00%	2/15/2028	AAA	$1,000	$1,032,150
El Paso TX Wtr & Swr Rev Ref Impt Ser A(11)	5.25%	3/1/2027	AAA	1,000	1,052,890
San Antonio TX Wtr Rev Ref Sys(11)	5.00%	5/15/2028	AAA	1,000	1,037,830
Total					3,122,870
Total Municipal Bonds (cost $69,753,335)					74,676,128
					Shares (000)
SHORT-TERM INVESTMENTS 0.69%
Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus				3	2,925
					Principal Amount (000)
Variable Rate Demand Note 0.69%
TX Wtr Dev Bd Rev Var Ref St Revolving Fd Sub(c)	3.82%	4/2/2007	AAA	$500	500,000
Total Short Term Investments (cost $502,925)					502,925
Total Investments in Securities 103.45% (cost $70,256,260)					75,179,053
Liabilities in Excess of Cash and Other Assets(d) (3.45%)					(2,503,878)
Net Assets 100.00%					$72,675,175
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	17	Short	$(1,891,250)	$12,870

See Notes to Financial Statements.

Schedule of Investments (unaudited)

WASHINGTON TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 102.63%
Education 19.35%
Central WA Univ Sys Rev(10)	5.00%	5/1/2034	Aaa	$1,000	$1,045,380
Seattle WA Museum Dev Auth Spl Oblig GTD	5.125%	4/1/2031	AAA	1,000	1,067,840
Univ WA Ed Resh Rev Roosevelt Pj(14)(15)	5.375%	6/1/2029	AAA	1,100	1,134,595
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj(15)	4.75%	4/1/2022	AAA	1,000	1,006,060
WA St Higher Ed Facs Gonzaga Univ Pj(15)	5.125%	4/1/2034	AAA	2,080	2,203,926
WA St Univ Athletic Facs Rev(2)	5.00%	10/1/2022	Aaa	1,000	1,072,330
Western WA Univ Rev Unrefunded Bal Student Rec Fee(15)	5.00%	5/1/2033	AAA	630	652,220
Total					8,182,351
General Obligation 18.70%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,526,515
King Cnty WA Pub Transn Sales Tax(15)	5.375%	6/1/2029	AAA	1,000	1,086,100
King Cnty WA Sch Dist No 405 Bellevue(10)	5.00%	12/1/2020	AAA	2,000	2,102,340
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	320,202
King Cnty WA Ser B(15)	5.00%	1/1/2030	AAA	1,000	1,016,220
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA	750	791,340
Skagit Cnty WA Pub Hosp Dist No 002(15)	5.25%	12/1/2026	Aaa	1,000	1,066,750
Total					7,909,467
Healthcare 8.16%
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,087,560
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	789,502
WA St Hlthcare Facs Auth Rev Providence Hlthcare Svcs A(10)	5.00%	10/1/2036	AAA	1,500	1,576,350
Total					3,453,412
Housing 2.39%
WA St Hsg Fin Commn Sing Fam Pg Ser 5A AMT(7)(13)	4.90%	6/1/2037	Aaa	1,000	1,009,000
Industrial 1.06%
Tob Settlmnt Auth WA Tob Settlmnt Asset Bkd	6.50%	6/1/2026	BBB	410	449,725

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

WASHINGTON TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Miscellaneous 7.47%
Aleutians East Burough AK Pj Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	$300	$317,217
Bellevue WA Convtn Ctr Auth Spl Oblig Rev(15)	Zero Coupon	2/1/2024	AAA	1,400	665,434
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB	1,000	1,070,070
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax(15)	5.75%	12/1/2028	AAA	1,000	1,105,040
Total					3,157,761
Power 7.14%
Chelan Cnty WA Pub Util Dist No 1 Cons Rev Ser A AMT(15)	6.40%	7/1/2017	AAA	1,000	1,025,320
Clark Cnty WA Pub Util Dist No 1 Rev(11)	5.125%	1/1/2020	AAA	400	415,892
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	1,500	1,578,750
Total					3,019,962
Pre-Refunded 27.33%
King Cnty WA Sch Dist No 414 Lake Washington CR(11)	5.50%	12/1/2019	AAA	500	531,385
Ocean Shores WA Wtr & Swr(11)	5.50%	12/1/2021	Aaa	1,000	1,070,330
Port Seattle WA Spl Fac Rev Ser C AMT(15)	6.00%	9/1/2029	AAA	915	978,098
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA	2,000	2,199,400
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	1,500	1,646,760
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,000	2,139,560
Univ WA Univ Revs Student Facs Fee(11)	5.50%	6/1/2019	AAA	810	861,500
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	1,000	1,062,770
Vancouver WA Wtr & Swr Rev(10)	6.00%	6/1/2020	AAA	1,000	1,048,720
Western WA Univ Rev Student Rec Fee(15)	5.00%	5/1/2033	AAA	20	21,212
Total					11,559,735
Resource Recovery 0.55%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	225	232,263

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

WASHINGTON TAX FREE FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation 7.78%
Alliance Arpt Auth Inc TX Spl Facs Rev Ref Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	$180	$183,415
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor(10)	5.25%	2/1/2021	AAA	1,750	1,959,335
Port Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT(15)	6.00%	9/1/2029	AAA	1,085	1,149,655
Total					3,292,405
Water/Sewer 2.70%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA	1,100	1,141,019
Total Municipal Bonds (cost $40,525,599)					43,407,100
				Shares (000)
SHORT-TERM INVESTMENT 0.01%
Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $2,782)				3	2,782
Total Investments in Securities 102.64% (cost $40,528,381)					43,409,882
Liabilities in Excess of Cash and Other Assets(d) (2.64%)					(1,115,022)
Net Assets 100.00%					$42,294,860
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	9	Short	$(1,001,250)	$6,879

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND (formerly, the Insured Intermediate Tax Free Fund) March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 98.07%
Education 11.70%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(10)	5.00%	3/1/2013	AAA	$150	$160,258
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(10)	5.00%	8/1/2010	AAA	200	208,564
IL Ed Facs Auth Rev Northwestern Univ	5.50%	12/1/2013	Aaa	300	325,062
Penn St Higher Edl Facs Auth Temple Univ(15)	5.00%	4/1/2010	AAA	250	259,698
Pierce Cnty Wash Sch Dist N 416 White River(11)	5.00%	12/1/2015	Aaa	250	271,370
Univ AR Univ Revs Facs Fayetteville Campus(2)	5.00%	11/1/2014	Aaa	350	377,412
Total					1,602,364
General Obligation 32.38%
Arlington TX(11)	5.00%	8/15/2011	AAA	325	342,270
Austin TX Indpt Sch Dist PSF GTD	5.25%	8/1/2015	AAA	250	274,900
Hancock Cnty MS Sch Dist(2)	5.00%	4/15/2010	Aaa	160	166,050
Hemet CA Univ Sch Dist 2002 Election Ser C(15)	5.00%	8/1/2011	AAA	200	211,852
HI St Ref Ser DG(2)	5.00%	7/1/2015	AAA	240	260,377
Jersey City NJ Ref Pub Impt Ser A(15)	5.25%	9/1/2015	AAA	250	272,533
Maui Cnty HI Ser A(15)	5.00%	7/1/2018	AAA	300	324,657
NC St Ser A	5.00%	6/1/2010	AAA	150	156,347
NV St Safe Drinking Wtr Act Ser G(11)	5.00%	8/1/2013	AAA	135	144,889
NJ St Ser L(2)	5.25%	7/15/2013	AAA	300	326,004
Philadelphia PA(5)	4.50%	8/1/2012	AAA	250	260,065
Philadelphia PA Sch Dist Ser B(2)	5.00%	4/1/2013	AAA	260	277,295
River Rouge MI Sch Dist(10)	5.00%	5/1/2011	AAA	300	315,315
Salem Keizer OR Sch Dist No 24J(11)	5.00%	6/15/2011	AAA	200	210,488
St. Louis Park MN Indpt Sch Dist No 283 Ref Sch Bldg Ser B(11)	5.00%	2/1/2015	Aaa	300	322,008
Tantasqua MA Regl Sch Dist(11)	4.50%	10/1/2013	Aaa	235	245,761
Washoe Cnty NV Sch Dist Ref Ser B(15)	5.00%	6/1/2014	AAA	300	322,752
Total					4,433,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND (formerly, the Insured Intermediate Tax Free Fund) March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare 7.72%
HI St Dept Budget & Fin Spl Purp Rev Linked Ctfs	6.40%	7/1/2013	BBB+	$250	$273,165
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	250	259,603
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey(5)	5.00%	11/1/2011	AAA	250	262,055
Sothwestern IL Dev Auth Rev Anderson Hosp	5.125%	8/15/2016	BBB	250	262,600
Total					1,057,423
Housing 2.38%
LA St Citizens Ppty Ins Corp Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA	300	325,677
Industrial 2.38%
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Rensselaer Polytechnic Institute(17)	5.00%	3/1/2016	AAA	300	325,563
Lease 4.25%
CA St Pub Wks Brd Svcs Richmond Lab B(17)	5.00%	11/1/2017	AAA	315	340,039
Oregon St Dept Admin Svcs Ser A(11)	5.00%	5/1/2018	AAA	225	241,675
Total					581,714
Miscellaneous 10.46%
CA St Econ Recovery Ser A(10)	5.25%	7/1/2014	AAA	200	219,524
Citizens Ppty Ins Corp FL Ref Sr Secd High Risk Acct A(15)	5.00%	3/1/2012	AAA	350	369,919
FL St Dept Envr Protn Preservation Rev FL Forever Ser B(15)	5.00%	7/1/2012	AAA	300	318,852
IL St Sales Tax Rev First Ser(11)	5.25%	6/15/2013	AAA	100	108,336
MI St Envr(14)(15)	5.50%	12/1/2013	AAA	100	110,532
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A(10)	5.93%#	4/1/2014	AAA	200	198,508
OR St Dept Admin Svcs(11)	5.00%	9/1/2012	AAA	100	106,518
Total					1,432,189
Power 4.79%
Houston TX Util Sys Rev Comb First Lien(11)	5.00%	11/15/2016	AAA	250	272,070

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND (formerly, the Insured Intermediate Tax Free Fund) March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Power (continued)
MI Pub Pwr Agy Belle River Pj Ser A(15)	5.25%	1/1/2016	AAA	$250	$274,978
Puerto Rico Elec Pwr Auth Ser JJ(15)	5.25%	7/1/2013	AAA	100	108,795
Total					655,843
Pre-Refunded 2.80%
Univ TX Univ Revs Fin Sys Ser D	5.25%	8/15/2016	AAA	350	383,729
Sales Tax 2.73%
MI St Trunk Line(10)	5.00%	11/1/2012	AAA	350	373,450
Transportation 12.93%
Clark Cnty NV Arpt Rev Sub Lien Ser A(2)	5.00%	7/1/2016	AAA	250	271,558
FL St Tpk Auth Tpk Rev Dept Transn Ser A(15)	5.00%	7/1/2009	AAA	300	308,754
New Haven CT Air Rights Pkg(2)	5.375%	12/1/2012	AAA	100	108,902
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A(10)	5.00%	6/15/2017	AAA	300	324,318
Oklahoma City OK Arpt Trust Ref Jr Lien 29th SerB(2)	5.00%	7/1/2017	AAA	350	380,075
SC Transn Infrastr Ref Bk Rev Ser B(2)	5.25%	10/1/2012	Aaa	350	376,558
Total					1,770,165
Water/Sewer 3.55%
Columbus GA Wtr & Sew Rev(11)	5.25%	5/1/2013	AAA	100	108,644
Lansing MI Sew Disp Sys(10)	5.00%	5/1/2014	AAA	150	161,746
Pima Cnty AZ Swr Rev(11)	5.00%	7/1/2014	AAA	200	216,110
Total					486,500
Total Municipal Bonds (cost $13,286,281)					13,428,180
				Shares (000)
SHORT-TERM INVESTMENT 0.01%
Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $1,903)				2	1,903
Total Investments in Securities 98.08% (cost $13,288,184)					13,430,083
Cash and Other Assets in Excess of Liabilities 1.92%					262,267
Net Assets 100.00%					$13,692,350

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLORIDA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 108.49%
Education 5.53%
Miami-Dade Cnty FL Edl Facs Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,141,780
Pinellas Cnty FL Edl Facs Auth Rev Eckerd College Pj(1)	5.25%	10/1/2029	A	500	530,690
Tampa FL Rev Univ Tampa Pj(5)	5.00%	4/1/2035	Aaa	1,000	1,045,670
Total					3,718,140
General Obligation 1.56%
Hillsborough Cnty FL Sch Bd COP(15)	5.00%	7/1/2029	AAA	1,000	1,044,580
Healthcare 14.44%
Brevard Cnty FL Hlth Facs Auth Hlthcare Facs Rev Hlth First Inc Pj	5.00%	4/1/2034	A	1,000	1,032,900
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Grp	5.25%	8/1/2036	Baa2	350	364,913
Halifax Hosp Med Ctr FL Hosp Rev Impt Ser A	5.00%	6/1/2038	BBB+	175	178,469
Highlands Cnty FL Hlth Facs Auth Rev Hosp Adventist Hlth Sys Ser C	5.25%	11/15/2036	A+	1,000	1,057,960
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(e)	5.25%	10/1/2041	A3	2,000	2,111,270
Lee Mem Hlth Sys FL Hosp Ser A(c)	5.00%	4/1/2037	A	1,000	1,026,910
Miami FL Hlth Facs Auth Catholic Hlth East Ser B	5.25%	11/15/2033	A1	225	235,730
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	1,004,360
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Conception A	6.50%	11/15/2020	AA	410	452,804
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B(15)	5.50%	7/1/2028	AAA	1,905	2,238,775
Total					9,704,091
Housing 3.87%
FL Hsg Fin Corp Rev Hmowner Mtg Ser 4 AMT(7)(13)	5.00%	7/1/2021	Aa1	1,000	1,035,010
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT(7)(13)	6.40%	3/1/2029	Aaa	375	385,927
Orange Cnty FL Hsg Fin Auth Hmowner Rev Cap App Ser A1 AMT(13)	Zero Coupon	3/1/2028	Aaa	225	74,003

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLORIDA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing (continued)
Pinellas Cnty FL Hsg Fin Auth Multi Cnty Pg Ser B1 AMT(7)(13)	5.00%	3/1/2048	Aaa	$1,100	$1,107,590
Total					2,602,530
Industrial 4.98%
Escambia Cnty FL Env Impt Rev Ref Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB	500	503,635
Jacksonville FL Econ Dev Comm Anheuser Busch Pj Ser B AMT	4.75%	3/1/2047	A	1,000	975,490
Lee Cnty FL Ind Dev Auth Ref Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	1,250	1,308,750
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	558,855
Total					3,346,730
Lease 1.57%
Broward Cnty FL Sch Bd Ctfs Ser A(10)	5.00%	7/1/2032	AAA	1,000	1,057,430
Miscellaneous 17.93%
Aleutians East Burough AK Pj Rev Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	350	370,087
Jacksonville FL Excise Taxes Ref Ser C AMT(15)	5.25%	10/1/2020	AAA	1,000	1,058,540
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A(10)	5.93%#	4/1/2014	AAA	1,500	1,488,810
Miami-Dade Cnty FL Spl Oblig Sub Ser A(15)	Zero Coupon	10/1/2024	AAA	3,000	1,196,490
Miami-Dade Cnty FL Spl Oblig Sub Ser B(15)	5.00%	10/1/2037	AAA	1,000	1,029,070
Orange Cnty FL Sales Tax Rev Ser B(10)	5.125%	1/1/2032	AAA	1,425	1,498,957
Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA	1,445	1,526,599
Osceola Cnty Tourist Dev Tax Rev Ser A(10)	5.00%	10/1/2032	AAA	1,400	1,457,904
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,324,738
Tampa FL Sports Auth Rev Tampa Bay Arena Pj(15)	6.00%	10/1/2015	AAA	450	500,823
West Palm Beach FL Cmnty Cnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	575	596,315
Total					12,048,333

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLORIDA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Power 1.61%
Emerald Coast FL Utils Auth Rev Sys(10)	5.25%	1/1/2036	AAA	$1,000	$1,080,660
Pre-Refunded 40.70%
FL St Bd of Ed Pub Ed Outlay Ser A	5.25%	6/1/2024	AAA	2,000	2,114,220
FL St Bd of Pub Ed Cap Outlay Pub Ser E	5.625%	6/1/2025	AAA	1,000	1,068,210
Highlands Cnty FL Facs Auth Rev Hosp Adventist Hlth Sys D	5.875%	11/15/2029	A2	2,000	2,246,820
Highlands Cnty FL Facs Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2	2,000	2,214,760
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(10)	6.375%	7/1/2029	AAA	1,250	1,364,675
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A2	1,000	1,105,350
Orange Cnty FL Tourist Dev Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	718,541
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,000	1,080,380
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	880	950,735
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,095,530
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,500	2,674,450
Puerto Rico Comwlth Pub Impt~(e)(15)	5.75%	7/1/2026	AAA	7,000	7,423,640
Tampa Bay Wtr FL Util Sys Rev(10)	6.00%	10/1/2024	AAA	3,000	3,292,230
Total					27,349,541
Resource Recovery 1.67%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	350	361,298
Jacksonville FL Pollutn Rev Anheuser-Busch Pj	5.70%	8/1/2031	A	750	758,002
Total					1,119,300
Transportation 8.66%
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	300	305,691
FL Ports Fin Commn Rev St Transn Tr Fd Intermodal Pg AMT(10)	5.50%	10/1/2029	AAA	1,295	1,341,439

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLORIDA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Transportation (continued)
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT(18)	5.00%	10/1/2037	AAA	$2,000	$2,071,360
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(10)	5.125%	7/1/2025	Aaa	750	791,917
Pensacola FL Arpt Rev Ser A AMT(15)	6.125%	10/1/2018	AAA	1,250	1,310,725
Total					5,821,132
Water/Sewer 5.97%
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A(10)	5.00%	10/1/2032	AAA	1,000	1,041,360
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA	1,000	1,054,710
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA	1,000	1,061,310
Ocala FL Wtr & Swr Rev(10)	5.25%	10/1/2027	Aaa	800	851,848
Total					4,009,228
Total Municipal Bonds (cost $68,577,813)					72,901,695
				Shares (000)
SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund
Dreyfus FL Municipal Cash Management (cost $546)				1	546
Total Investments in Securities 108.49% (cost $68,578,359)					72,902,241
Liabilities in Excess of Cash and Other Assets(d) (8.49%)					(5,706,573)
Net Assets 100.00%					$67,195,668
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	20	Short	$(2,225,000)	$14,978

See Notes to Financial Statements.

Schedule of Investments (unaudited)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 105.76%
Education 19.63%
Albany-Dougherty GA Inner City Auth Rev Albany St Univ Student Hsg A(18)	5.00%	7/1/2031	AAA	$1,000	$1,053,760
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj(5)	5.00%	6/1/2036	AAA	2,285	2,410,218
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa	2,000	2,092,020
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa	775	828,026
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA	1,050	1,098,604
Barnesville-Lamar Cnty GA Indl Gordon College Pptys -A	5.00%	8/1/2030	A3	145	148,654
Barnesville-Lamar Cnty GA Indl Gordon College Pptys Fndtn II(5)	4.25%	6/1/2038	Aaa	1,000	947,060
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa	400	419,776
Dahlonega GA Downtown Dev Auth Pkg & Rec Ctr LLC-A(5)	5.00%	7/1/2032	AAA	1,000	1,059,130
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA	1,000	1,083,250
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	791,992
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+	1,400	1,454,558
Fulton Cnty GA Dev Auth Rev Molecular Science Bldg Pj(15)	5.00%	5/1/2034	AAA	2,000	2,103,240
Fulton Cnty GA Dev Auth Rev Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	1,999,258
Fulton Cnty GA Dev Auth Rev Spelman College	5.00%	6/1/2032	Aa3	1,000	1,057,070
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA	1,000	1,079,280
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-(a)	500	515,460
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,052,750
Peach Cnty GA Dev Auth Student Hsg Facs Fort Vly St Univ Fndtn Ppty(2)	5.00%	6/1/2023	AAA	1,115	1,193,563

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
Peach Cnty GA Dev Auth Student Hsg Facs Fort Vly St Univ Fndtn Ppty LLC(2)	5.00%	6/1/2034	AAA	$1,000	$1,060,250
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3	1,340	1,428,293
Richmond Cnty GA Dev Auth Edl Facs Rev ASU Jaguar Student Ctr Ser A(18)	5.00%	7/1/2034	Aaa	1,000	1,055,180
Total					25,931,392
General Obligation 3.78%
GA St Ser F	5.00%	11/1/2018	AAA	1,000	1,060,780
Gilmer Cnty GA(18)	4.125%	4/1/2028	AAA	1,000	963,890
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	665	685,243
Puerto Rico Comwlth Unrefunded Pub Imprt Ser A	5.25%	7/1/2030	BBB	1,000	1,071,750
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,155	1,209,435
Total					4,991,098
Healthcare 6.21%
Athens-Clarke Cnty GA Univ Govt Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,058,730
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj(15)	5.125%	1/1/2032	AAA	500	523,865
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,077,920
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB+	1,010	1,027,937
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc PJ	5.25%	12/1/2022	BBB+	1,000	1,042,150
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs(15)	6.00%	8/1/2016	AAA	100	101,747
Medical Ctr Hosp Auth Ga Rev Ref Spring Harbor Green Isl Pj(b)	5.25%	7/1/2037	NR	1,300	1,320,488
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Facs Hosp de la Conception A	6.50%	11/15/2020	AA	410	452,804
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD(15)	5.50%	3/1/2021	Aaa	500	536,755
Wayne Cnty GA Hosp Auth Rev GTD(18)	5.00%	3/1/2023	Aaa	1,000	1,061,200
Total					8,203,596

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Housing 12.47%
East Point GA Hsg Auth Multi Fam Rev Hsg Laurel Ridge WA Rd Apts AMT(9)	5.00%#	10/1/2032	AAA	$3,500	$3,601,710
GA St Hsg & Fin Auth Rev Sing Fam C Sub Ser C-2 AMT	4.55%	12/1/2031	AAA	2,000	1,979,420
GA St Hsg & Fin Auth Rev Sing Fam C Sub Ser C-2 AMT	4.60%	12/1/2037	AAA	4,000	3,967,280
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	1,024,600
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	101,110
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.90%	12/1/2031	AAA	2,000	2,055,720
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	102,156
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC-A	5.25%	2/1/2030	A3	2,000	2,076,460
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT(12)	5.15%	11/20/2022	AAA	500	520,760
Tift Cnty GA Dev Auth Student Hsg Facs Rev Second LLC Pj(5)	5.00%	8/1/2037	Aaa	1,000	1,054,820
Total					16,484,036
Industrial 2.59%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	995	1,115,425
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	785,977
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	500	509,035
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	1,007,660
Total					3,418,097
Lease 4.12%
Assoc Cnty GA Commnrs Leasing Pj Unrefunded Balance Pub Purp Pj(2)	5.625%	7/1/2020	AAA	10	10,652
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,169,017

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease (continued)
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	$1,275	$1,309,489
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,086,020
GA Muni Assn Inc Ctfs City Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	750	801,915
GA Sch Brds Assn Inc Dekalb Cnty Pub Schs Pj(15)	5.00%	12/1/2023	AAA	1,000	1,071,010
Total					5,448,103
Miscellaneous 1.29%
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev(15)	5.625%	10/1/2026	AAA	1,000	1,178,450
George L Smith II GA World Congress Ctr Auth Rev AMT(15)	5.75%	7/1/2015	AAA	500	531,975
Total					1,710,425
Power 5.96%
Appling Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj(2)	4.40%	7/1/2016	AAA	1,000	1,016,190
Monroe Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Scherer Pj 1st Ser(2)	4.90%#	7/1/2036	AAA	2,000	2,044,400
Muni Elec Auth GA Combustion Cycle Pj Ser A(15)	5.00%	11/1/2020	AAA	1,000	1,058,470
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,012,950
Muni Elec Auth GA Combustion Turbine Pj Ser A(15)	5.25%	11/1/2022	AAA	1,445	1,545,586
Puerto Rico Elec Pwr Auth Rev Ser HH(11)	5.25%	7/1/2029	AAA	1,135	1,197,221
Total					7,874,817
Pre-Refunded 24.79%
Assoc Cnty GA Commnrs Leasing Pj Pg Pub Purp Pj COP(2)	5.625%	7/1/2020	AAA	15	16,045
Atlanta GA Arpt Facs Rev Gen Ser A(10)	5.60%	1/1/2030	AAA	1,500	1,590,360
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	97,192
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(15)	Zero Coupon	8/1/2015	AAA	395	233,022
College Park GA Business & Indl Dev Auth Civic Ctr Pj(2)	5.75%	9/1/2026	AAA	450	488,421

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Fayette Cnty GA Pub Facs Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	$1,000	$1,079,300
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	2,000	2,161,640
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA	750	811,740
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,070,580
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,054,910
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	550,540
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	250	270,095
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(15)	5.875%	7/1/2020	AAA	1,000	1,078,180
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,615,695
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,521,685
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	3,500	3,842,440
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,885	2,075,008
Puerto Rico Comwlth Infras Fin Auth Spl Ser A~(e)	5.50%	10/1/2040	AAA	2,000	2,139,560
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	370	394,161
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	335	354,912
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	580	620,130
Puerto Rico Comwlth Pub Impt Ser A(15)	5.75%	7/1/2026	AAA	1,990	2,117,181
Puerto Rico Pub Bldgs Auth Rev Unrefunded Govt Facs Ser D GTD	5.25%	7/1/2036	BBB	915	983,314
Puerto Rico Pub Fin Corp Comwlth Approp Ser A(15)	5.50%	8/1/2020	AAA	1,500	1,613,130
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	3,000	3,164,310
Puerto Rico Pub Impt Bldgs Govt Facs Ser D GTD	5.375%	7/1/2033	BBB	1,185	1,280,476
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	537,540
Total					32,761,567

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Resource Recovery 2.01%
Atlanta GA Wtr & Wstwtr Rev Ser A Unrefunded Bal(10)	5.00%	11/1/2029	AAA	$2,090	$2,148,311
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	506,755
Total					2,655,066
Sales Tax 0.97%
Metropolitan Atlanta Rapid Transn Auth GA Sales Tax Rev Ser N(14)(15)	6.25%	7/1/2018	AAA	465	538,944
Virgin Islands Pub Fin Auth Gross Rcpts Taxes Ln Nts(10)	4.25%	10/1/2029	AAA	750	741,428
Total					1,280,372
Special Tax 0.91%
Atlanta GA Dev Auth Rev Opportunity Pj(2)	5.00%	12/1/2018	AAA	1,105	1,196,914
Transportation 3.57%
Atlanta GA Arpt Facs Rev AMT(15)	Zero Coupon	1/1/2010	AAA	550	476,663
Atlanta GA Arpt Facs Rev Gen Ser A AMT(11)	5.125%	1/1/2030	AAA	100	104,890
Atlanta GA Arpt Passenger Fac Charge Rev Sub Lien Gen Purp Ser J(11)	5.00%	1/1/2034	AAA	2,000	2,095,260
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa3	420	434,045
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj(2)	5.25%	9/1/2026	AAA	1,000	1,088,990
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Ref Atlantic AMT(2)	5.00%	4/1/2018	AAA	500	518,300
Total					4,718,148
Water/Sewer 17.46%
Atlanta GA Wtr & Wstwtr Rev(11)	5.00%	11/1/2037	AAA	3,820	4,024,026
Augusta GA Wtr & Swr Rev(11)	5.25%	10/1/2022	AAA	500	535,375
Augusta GA Wtr & Swr Rev(11)	5.25%	10/1/2030	AAA	1,110	1,170,773
Augusta GA Wtr & Swr Rev(11)	5.25%	10/1/2034	AAA	1,000	1,083,590
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa	500	537,495
DeKalb Cnty GA Wtr & Swr Rev Ser A~(e)	5.00%	10/1/2035	AA	12,540	13,111,949

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GEORGIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Water/Sewer (continued)
Elberton GA Combined Util Sys Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa	$550	$592,411
Fulton Cnty GA Wtr & Swr Rev(10)	4.75%	1/1/2028	AAA	1,215	1,229,835
Glynn Cnty GA Wtr & Swr Rev Ref & Impt(2)	5.00%	4/1/2023	Aaa	750	788,790
Total					23,074,244
Total Investments in Municipal Bonds 105.76% (cost $135,100,937)					139,747,875
Liabilities in Excess of Other Assets(d) (5.76%)					(7,614,965)
Net Assets 100.00%					$132,132,910
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S.-30 Year Treasury Bond	June 2007	99	Short	$(11,013,750)	$74,004

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 115.22%
Acute Care Hospital 0.85%
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	$1,500	$1,553,370
MI St Hosp Fin Auth Rev Chelsea Cmnty Hosp Oblig	5.00%	5/15/2030	BBB	3,175	3,236,341
NY St Dorm Auth Revs Mt Sinai NYU Hlth Rmkt	5.50%	7/1/2026	BBB	1,500	1,535,490
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2035	Baa3	5,750	6,355,647
Total					12,680,848
Airlines 5.00%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT(b)	5.25%	12/1/2029	CCC+	16,000	15,524,480
Charlotte NC Spl Facs Rev Ref Charlotte/Douglas Intl Arpt AMT	5.60%	7/1/2027	NR	2,070	2,111,524
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser C AMT	6.125%	7/15/2027	B-	3,120	3,128,861
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	6.75%	7/1/2029	B-	6,060	6,550,375
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser E AMT	7.00%	7/1/2029	B-	1,000	1,090,400
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,950	3,882,416
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	3,310	3,423,368
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B	755	823,629
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%#	8/1/2025	B	28,300	34,218,379
NY New York City Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B	1,000	987,640
NY New York City Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B	2,700	2,662,065
Total					74,403,137
Airport Passenger Facility Charge 0.90%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa3	2,410	2,511,678
Phoenix AZ Indl Dev Auth Arpt Fac Rev America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa2	1,955	2,015,761

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Airport Passenger Facility Charge (continued)
Tulsa OK Muni Arpt Tr Rev Ref AMR Corp Ser B AMT	5.65%#	12/1/2035	B	$8,640	$8,796,384
Total					13,323,823
Airport Special Facility 1.84%
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	2,442,585
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	5,313,250
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	10,920	11,294,010
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,400	2,577,984
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.125%	8/1/2011	B	5,425	5,785,980
Total					27,413,809
Charter Schools 4.39%
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	4,279,795
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR	1,870	1,900,425
Conner Creek Academy East MI Pub Sch Academy Rev	5.25%	11/1/2036	BB+	1,000	1,008,190
Crescent Academy MI COP	5.75%	12/1/2036	NR	1,650	1,691,596
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB	1,000	1,004,670
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB	1,255	1,265,065
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,665	1,711,254
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj Ser A	6.00%	5/15/2036	BB-	2,000	2,072,240
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A+	6.125%	8/1/2026	NR	1,550	1,566,864
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A+	6.25%	8/1/2036	NR	2,815	2,846,584
Kansas City MO Indl Dev Auth Derrick Thomas Ser A+	5.875%	1/1/2037	NR	6,570	6,728,994
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	256,305

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Charter Schools (continued)
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	$1,100	$1,127,412
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	3,887,698
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BB+	1,715	1,739,987
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BB+	1,000	1,013,770
Palm Bay FL Ed Facs Rev Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR	1,460	1,595,678
Palm Bay FL Ed Facs Rev Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR	5,000	5,496,450
Palm Beach Cnty FL Rev G-Star Sch of Arts Ser A	6.75%	5/15/2035	BB	2,455	2,646,834
Pima Cnty AZ Indl Dev Auth Ed Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB-	10,000	9,910,600
Pima Cnty AZ Indl Dev Auth Ed Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB	250	256,110
Pima Cnty AZ Indl Dev Auth Ed Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB	1,800	1,843,632
Plymouth MI Ed Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	1,500	1,526,220
Spanish Fork City UT Chrtr Sch Rev American Leadership Academy	5.55%	11/15/2021	NR	1,250	1,287,462
Spanish Fork City UT Chrtr Sch Rev American Leadership Academy	5.55%	11/15/2026	NR	800	821,536
Spanish Fork City UT Chrtr Sch Rev American Leadership Academy	5.70%	11/15/2036	NR	1,750	1,803,410
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+	3,795	4,048,772
Total					65,337,553
Continuing Care Retirement Communities 8.36%
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.125%	11/15/2020	NR	800	811,360
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.375%	11/15/2027	NR	1,400	1,429,428
Bremer Cnty IA Ret Fac Rev Bremer Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,157,476
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann's Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,718,645

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Continuing Care Retirement Communities (continued)
Carlton MN Hlthcare & Hsg Facs Rev Ref Inter Faith Care Ctr Pj	5.50%	4/1/2024	NR	$1,080	$1,104,894
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	6,361,920
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR	3,655	3,701,455
East Rochester NY Hsg Auth Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,735,802
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR	4,000	4,200,640
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR	5,000	5,015,100
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR	8,000	8,454,080
IL Fin Auth Rev Clare Oaks Pj Ser A	6.125%	11/15/2040	NR	2,500	2,636,275
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB+(a)	4,000	4,080,640
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB+(a)	8,255	8,446,433
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR	4,290	4,382,149
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2026	NR	1,250	1,307,413
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2038	NR	4,500	4,684,005
James City Cnty VA Econ Dev Auth Resdl Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR	1,000	1,039,500
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.125%	12/15/2020	NR	1,400	1,417,206
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.30%	12/15/2026	NR	500	507,850
MD St Hlth & Higher Edl Facs Auth Rev Edenwald Ser A	5.40%	1/1/2031	NR	2,000	2,071,940
Mesquite TX Health Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-	2,000	2,101,460
Mesquite TX Health Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-	1,750	1,845,638
MI St Hosp Fin Auth Rev Ref Presbyterian Vlg	5.25%	11/15/2025	BB+(a)	1,500	1,503,840
NC Med Care Cmnty Hlthcare Facs Rev First Mtg Presbyterian Homes	5.50%	10/1/2031	NR	2,000	2,084,040
NC Med Care Commn Ret Facs Rev Ref First Mtg UTD Methodist C	5.25%	10/1/2024	NR	750	771,727

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Continuing Care Retirement Communities (continued)
NC Med Care Commn Ret Facs Rev Ref First Mtg UTD Methodist C	5.50%	10/1/2032	NR	$3,600	$3,737,160
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,250	1,266,738
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	3,655	3,710,629
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	5.65%	11/15/2027	NR	620	633,826
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2026	NR	5,055	5,400,964
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2038	NR	7,900	8,372,894
SC Jobs Econ Dev Auth Hlth Facs Rev Ref First Mtg Wesley Commons	5.30%	10/1/2036	NR	4,500	4,577,175
Shelby Cnty TN Hlth Edl Hsg Facs Bd Rev Trezevant Manor Pj Ser A	5.625%	9/1/2026	NR	1,500	1,537,905
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	270,621
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	266,190
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	501,524
Sussex Cnty DE Rev Adj First Mtg Cadbury Lewes A	5.90%	1/1/2026	NR	500	523,395
Virginia Beach VA Dev Auth Rsdl Care Fac Mtg Rev Ref Westminster Canterbury	5.25%	11/1/2026	NR	3,000	3,091,740
Virginia Beach VA Dev Auth Rsdl Care Fac Mtg Rev Ref Westminster Canterbury	5.375%	11/1/2032	NR	7,100	7,327,981
VT Econ Dev Auth Mtg Wake Robin Corp Pj Ser A	5.25%	5/1/2026	NR	750	767,910
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR	1,200	1,261,272
Winchester VA Indl Dev Auth Westminster Canterbury Ser A Resdl Care Fac Rev	5.20%	1/1/2027	NR	2,500	2,554,100
Winchester VA Indl Dev Auth Westminster Canterbury Ser A Resdl Care Fac Rev	5.30%	1/1/2035	NR	2,000	2,044,400
Total					124,417,340
Correctional Facilities 1.47%
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	1,047,670
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,698,240

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Correctional Facilities (continued)
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	$1,000	$999,940
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	1,000	977,680
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,469,370
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,280	1,332,659
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR	1,000	1,022,460
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	1,200	1,236,192
Two Rivers Auth Inc MT Pj Rev Sr Lien	7.375%	11/1/2027	NR	2,500	2,575,325
Willacy Cnty TX Loc Govt Corp Pj	6.00%	3/1/2009	NR	9,375	9,505,875
Total					21,865,411
Dirt Bonds, Tax Increment/Allocation 0.98%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	523,450
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,500	1,552,890
Atlanta GA Tax Alloc Eastside Pj Ser B	5.60%	1/1/2030	NR	1,000	1,042,780
Beaumont CA Fin Auth Loc Agy Rev Ser D	5.80%	9/1/2035	NR	500	530,140
Branson MO Indl Dev Auth Tax Inc Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	6,379,730
Etiwanda Sch Dist CA Spl Tax Cmnty Facs Dist No 2004-1	5.45%	9/1/2029	NR	1,000	1,018,230
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 11 Area B	5.00%	9/1/2030	NR	1,000	1,006,110
San Francisco CA City & Cnty Rd Agy No 6 Mission Bay South Ser A	5.15%	8/1/2035	NR	1,500	1,525,275
Temecula Vly CA Unif Sch Dist Cmnty Facs Dist Spl Tax No 02-1	5.125%	9/1/2035	NR	1,000	1,016,280
Total					14,594,885
Education 2.30%
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,870	6,880,992
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	3,108,210
Harrisburg PA Auth Univ Rev Univ of Science B	6.00%	9/1/2036	NR	3,000	3,095,400

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Education (continued)
IA Higher Ed Ln Auth Rev Ref Private College Waldorf A	5.00%	10/1/2034	NR	$1,000	$1,006,180
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.00%	10/1/2031	NR	6,000	6,146,820
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.10%	10/1/2036	NR	3,895	3,989,960
Lee Cnty FL Indl Dev Auth Indl Dev Rev Ser A Lee Charter Foundation(b)	5.25%	6/15/2027	BB	3,500	3,529,995
Lee Cnty FL Indl Dev Auth Indl Dev Rev Ser A Lee Charter Foundation(b)	5.375%	6/15/2037	BB	3,500	3,542,175
Provo UT Charter Sch Rev Freedom Academy Fndtn(b)	5.50%	6/15/2037	NR	3,000	2,999,190
Total					34,298,922
Gaming 0.34%
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.125%	1/1/2023	BB	3,350	3,472,141
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.25%	1/1/2033	BB	1,500	1,542,375
Total					5,014,516
General Airport 0.82%
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 1 Rmkt AMT	8.50%#	5/1/2029	CCC+	1,000	1,041,030
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 2 Rmkt AMT	9.00%#	5/1/2029	CCC+	7,500	9,253,275
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	1,500	1,866,975
Total					12,161,280
General Obligation 1.49%
Aurora Single Tree Met Dist	5.50%	11/15/2031	NR	2,000	2,002,660
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	6,036,705
Little River Cnty AR Rev Ref GA Pacific Corp Pj AMT	5.60%	10/1/2026	B2	3,980	4,011,203
Madre Metropolitan Dist No 2 Co Ltd Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	1,500	1,504,455
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(e)	5.25%	9/1/2036	BBB+	8,000	8,374,840
Todd Morrison Cass & Wadena Cntys MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	250	258,335
Total					22,188,198

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare 16.22%
CA Statewide Comnts Dev Auth Rev Kaiser Permanente Ser A~(e)	5.00%	4/1/2031	A+	$16,000	$16,585,920
CO Hlth Facs Auth Rev Catholic Hlth Initiatives A~(e)	4.75%	9/1/2040	AA	15,000	15,110,400
Flint MI Hosp Bldg Auth Rev Rental Hurley Med Ctr Ser B	5.375%	7/1/2028	Ba1	1,320	1,317,400
Hilsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(e)	5.25%	10/1/2041	A3	5,000	5,278,175
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR	6,820	7,073,227
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR	7,115	7,450,615
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR	1,250	1,275,112
IL Fin Auth Rev Landing at Plymouth Pl Pj Ser A	6.00%	5/15/2025	NR	3,000	3,181,200
IN Hlth & Edl Fac Fin Auth Hsg Rev Ref Clarian Hlth Oblig Group B~(e)	5.00%	2/15/2033	A+	20,000	20,546,600
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.125%	8/15/2026	BBB-	1,125	1,170,022
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	6,875	7,217,994
Knox Cnty TN Hlth Ed & Hsg Fac Bd Rev Univ Hlth Sys Inc	5.625%	4/1/2029	Baa1	1,000	1,032,860
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(e)	5.25%	10/1/2036	A-	20,000	20,959,400
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.25%	7/1/2030	BBB-	2,000	2,077,060
NC Med Care Cmnty Hlthcare Fac Ref 1st Mtg Presbyterian Ser A	5.25%	7/1/2021	NR	1,720	1,760,282
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp~(e)	5.25%	7/1/2030	BBB	19,240	20,259,624
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR	12,000	11,871,240
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2036	NR	5,000	4,911,350
St. Paul MN Hsg & Redev Auth Hlth Care Fac Rev Hlthpartners Oblig Grp Pj~(e)	5.25%	5/15/2036	Baa1	8,000	8,387,280
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	Baa3	2,500	2,772,725
Sylacauga AL Hlthcare Auth Rev Ser A Coosa Vly Med Ctr	6.00%	8/1/2035	NR	3,000	3,118,740

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare (continued)
Univ AL at Birmingham Hosp Rev Ser A~(e)	5.00%	9/1/2041	A+	$40,000	$41,083,000
Washington Cnty IA Hosp Rev Wash Cnty Hosp Pj	5.375%	7/1/2026	NR	1,525	1,570,201
Washington Cnty IA Hosp Rev Wash Cnty Hosp Pj	5.50%	7/1/2032	NR	2,540	2,619,578
WI St Hlth & Edl Facs Auth Rev Ref Wheaton Hlthcare Ser B~(e)	5.125%	8/15/2030	A-	28,000	29,085,000
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,551,251
Total					241,266,256
Healthcare System 5.48%
Franklin Cnty OH Hlthcare Facs Rev OH Presbyterian Svcs A	5.00%	7/1/2026	BBB	1,200	1,231,704
IN Hlth & Edl Fac Fin Auth Hosp Rev Ref Clarian Hlth Oblig Group B~(e)	5.00%	2/15/2033	A+	12,280	12,615,612
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+	500	544,200
Knox Cnty TN Hlth Edl & Hsg Facs Bd Hosp Facs Rev Baptist Hlth Sys East TN	6.375%	4/15/2022	Ba2	1,715	1,784,852
Knox Cnty TN Hlth Edl & Hsg Facs Bd Hosp Facs Rev Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	4,580	4,800,298
Lubbock TX Hlth Facs Dev Corp Rev Ref 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	4,010	4,091,363
MA St Hlth & Edl Fac Auth Rev Caritas Christi Oblig Grp A	5.625%	7/1/2020	BBB	1,015	1,050,667
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D~(e)	5.25%	7/1/2025	BBB	10,560	11,035,464
Miami Beach FL Hlth Facs Rev Hosp Auth Mt. Sinai Med Ctr FL Pj	5.375%	11/15/2028	BB+	3,630	3,713,635
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.125%	7/1/2018	NR	1,000	1,021,830
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Ba1	1,700	1,760,605
NY St Dorm Auth Revs Non St Supported Debt Mt Sinai NYU Hlth C Rmkt	5.50%	7/1/2026	BBB	4,000	4,074,640
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,112,672
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	1,920	1,970,573

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare System (continued)
RI St Hlth & Edl Bldg Corp Rev Hosp Fin St. Joseph Hlth Svcs~(e)	5.50%	10/1/2029	BBB-	$15,470	$15,874,927
St. Mary Hosp Auth PA Hlth Sys Rev Catholic Hlth Ser B	5.375%	11/15/2034	A1	500	531,560
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,593,067
Sylacauga AL Hlthcare Auth Ser A Coosa Vly Medical Ctr	6.00%	8/1/2025	NR	3,000	3,139,620
Tomball TX Hosp Auth Rev Hosp	5.00%	7/1/2020	Baa3	5,000	5,080,650
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	2,165	2,252,509
VT Econ Dev Auth Mtg Wake Robin Corp Pj Ser A	5.375%	5/1/2036	NR	2,250	2,305,733
Total					81,586,181
Hotel Convention 1.60%
AK Indl Dev & Expt Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR	3,285	3,331,187
Austin TX Convention Enterprise Inc Convention Ctr Ref First Tier Ser B	5.75%	1/1/2024	BB	1,250	1,348,500
Austin TX Convention Enterprise Inc Convention Ctr Ref First Tier Ser B	5.75%	1/1/2034	BB	3,500	3,748,990
Baltimore MD Convention Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1	4,000	4,264,880
MD St Econ Dev Corp Rev Ref Sr Lien Chesapeake Bay A	5.00%	12/1/2031	NR	10,000	10,090,900
MD St Econ Dev Corp Rev Ref Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR	1,000	1,028,150
Total					23,812,607
Housing 2.94%
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A~(e)	5.125%	1/1/2036	BBB-(a)	10,700	10,975,632
MA St Hsg Fin Agy Hsg Rev Ser H AMT~(e)	5.25%	12/1/2048	AA-	11,860	12,214,970
OH St Hsg Fin Agy Resdl Mtg Rev Mtg Bkd Secs Ser H AMT~(e)	5.00%	9/1/2031	Aaa	20,000	20,503,900
Total					43,694,502
Industrial 9.14%
Allegheny Cnty PA Indl Dev Auth Rev Ref Envr Impt	5.50%	11/1/2016	Baa3	1,500	1,597,560

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Industrial (continued)
Ascension Parish LA Pollutn Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	B3	$16,500	$18,114,030
Butler AL Indl Dev Bd Solid Wst Disp Rev Ref GA Pacific Corp Pj AMT	5.75%	9/1/2028	B	2,500	2,568,050
Clark Cnty NV Indl Dev Rev NV Pwr Co Pj Ser A AMT	5.60%	10/1/2030	B	7,720	7,730,808
Coshocton Cnty OH Envr Rev Ref Smurfit Stone Container+	5.125%	8/1/2013	CCC+	3,100	3,115,562
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj A AMT	5.20%	6/1/2025	BBB	7,500	7,730,700
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj B AMT	5.20%	6/1/2025	BBB	2,305	2,375,902
East Chicago Indl Solid Wst Disp Rev USG Corp Pj AMT	5.50%	9/1/2028	Baa3	1,675	1,825,985
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,000	1,018,070
IL Fin Auth Solid Wst Disp Wst Mgmt Inc Pj AMT	5.05%	8/1/2029	NR	1,500	1,530,150
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	1,497,285
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	1,449,899
Jacksonville FL Econ Dev Cmnty Anheuser Busch Pj Co Ser B AMT	4.75%	3/1/2047	A	1,750	1,707,107
MI St Strategic Fd Pollutn Ctrl Rev Ref General Motors Corp	6.20%#	9/1/2020	B-	4,645	4,694,609
NH St Business Fin Auth Sewr & Solid Wst Disp NH Business Fin Auth Anheuser Bush Pj AMT(b)	4.875%	3/1/2047	A	8,500	8,477,305
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	5,107,303
NY New York City Indl Dev Agy Spl Fac Rev British Airways plc Pj AMT	5.25%	12/1/2032	Ba2	500	495,095
OR St Econ Dev Rev Ref Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,505	1,522,593
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy Seward Ser A AMT	6.75%#	12/1/2036	B2	6,500	7,168,655
Port Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B	6,700	7,282,900
Tob Securitization Auth So CA Tob Settlmnt Ser A1 Snr	5.125%	6/1/2046	BBB	35,000	34,850,900

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Industrial (continued)
Tob Sttlmnt Fin Corp RI Asset Bkd Ser A	6.125%	6/1/2032	BBB	$1,490	$1,593,182
Tulsa OK Muni Arpt Tr Rev American Airlines Pj	6.25%	6/1/2020	B	4,880	4,891,663
Tulsa OK Muni Arpt Tr Rev Rev Ref AMR Corp Ser B AMT	6.00%#	6/1/2035	B	7,400	7,558,286
Total					135,903,599
Investor Owned Utility 1.73%
Matagorda Cnty TX Nav Dist No 1 Rev Ref Houston~(e)	5.125%	11/1/2028	AAA	12,500	13,612,893
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy A Conv AMT	6.75%#	12/1/2036	B2	1,500	1,654,305
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy B Conv AMT	6.75%#	12/1/2036	B2	9,500	10,477,265
Total					25,744,463
Miscellaneous 1.21%
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3	4,750	5,296,725
De Kalb Cnty GA Dev Auth Pollutn Ctrl Rev Ref General Motors Corp Pj	6.00%	3/15/2021	B-	5,085	5,207,650
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B	2,495	2,712,065
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB-	4,500	4,798,260
Total					18,014,700
Multi-Family Housing 1.92%
El Paso Cnty TX Hsg Fin Corp Multi Fam Las Lomas Apts Ser A	5.60%	12/1/2009	B3	315	314,978
El Paso Cnty TX Hsg Fin Corp Multi Fam Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	3,126,955
El Paso Cnty TX Hsg Fin Corp Multi Fam Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,515	1,484,109
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	1,065,660
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	5.15%	12/1/2038	NR	12,300	12,316,113
Met Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Prestige A	7.50%	12/20/2040	NR	4,000	4,012,040

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Multi-Family Housing (continued)
Minneapolis MN Hsg Rev Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR	$1,000	$993,800
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser B 3+(f)	5.90%	9/30/2015	NR	2,000	2,108,020
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser D+(f)	5.30%	9/30/2015	NR	2,000	2,070,440
Stillwater MN Multi Fam Rev Hsg Orleans Homes L P Pj AMT	5.50%	2/1/2042	NR	1,000	1,004,440
Total					28,496,555
Nursing Home 4.53%
Amherst NY Indl Dev Agy Civic Fac Rev Beechwood Hlthcare Ctr Inc	5.20%	1/1/2040	NR	1,500	1,515,645
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,450	1,526,647
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	2,149,140
Dutchess Cnty NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR	2,400	2,415,456
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,921,355
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	3,750	3,898,125
Howard Cnty Md Ret Cmnty Rev Ref Vantage House Fac Ser B(b)	5.25%	4/1/2037	NR	1,500	1,530,975
IL Fin Auth Rev Clare At Wtr Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	1,005,290
IL Fin Auth Rev Clare At Wtr Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	1,007,410
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR	2,400	2,454,984
IL Fin Auth Rev Montgomery Place Pj Ser A	5.75%	5/15/2038	NR	4,600	4,765,324
Inver Grove Heights MN Nursing Home Rev Ref Presbyterian Homes Care	5.50%	10/1/2033	NR	525	534,340
Inver Grove Heights MN Nursing Home Rev Ref Presbyterian Homes Care	5.50%	10/1/2041	NR	3,000	3,044,100
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.45%	8/15/2035	BBB-	1,500	1,510,710
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(e)	5.25%	10/1/2036	A-	25,000	26,191,375
NC Med Care Cmnty Hlthcare Fac Hlthcare Ref First Mtg Salemtowne	5.10%	10/1/2030	NR	1,100	1,115,697

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Nursing Home (continued)
NH Hlth & Ed Fac Auth Rev Havenwood Heritage Heights A	5.35%	1/1/2026	NR	$1,035	$1,043,539
NH Hlth & Ed Fac Auth Rev Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	755,647
SC Jobs Econ Dev Auth Hlth Facs Rev First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,416,254
WA St Hsg Fin Commn Nonprofit Rev Skyline At First Hill Pj Ser A	5.625%	1/1/2038	NR	7,350	7,539,997
Total					67,342,010
Nursing Home Continuing Care Retirement Communities 3.17%
AZ Hlth Facs Auth Hlthcare Facs Rev Beatitudes Campus Pj	5.20%	10/1/2037	NR	13,000	13,087,100
CO Hlth Fac Auth Rev Covenant Ret Cmntys Inc	5.00%	12/1/2035	BBB	4,000	4,067,200
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	2,371,919
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR	13,000	13,055,510
HFDC Cent TX Inc Ret Fac Rev Vlg At Gleannloch Farms Ser A	5.50%	2/15/2027	NR	2,000	2,065,980
HFDC Cent TX Inc Ret Fac Rev Vlg At Gleannloch Farms Ser A	5.50%	2/15/2037	NR	1,850	1,897,453
IA Fin Auth Sr Hsg Rev Ref Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR	1,000	997,050
MD St Hlth & Higher Edl Facs Auth Rev King Farm Presbyterian Cmnty A	5.30%	1/1/2037	NR	2,600	2,659,358
NJ Econ Dev Auth Ret Cmty Rev Ref Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	2,250	2,289,127
Northfield MN Hsg & Redev Auth Hsg Rev Northfield Retirement Ctr B	5.125%	12/1/2026	NR	750	738,532
Northfield MN Hsg & Redev Auth Hsg Rev Northfield Retirement Pj A	5.375%	12/1/2036	NR	1,000	1,000,480
St. Johns Cnty FL Indl Dev Auth Hlthcare Glenmoor Pj Ser A	5.375%	1/1/2040	NR	2,275	2,326,756
WI Hlth & Edl Facs Auth Hlth Facs Rev Three Pillars Sr Living A	5.50%	8/15/2034	A-(a)	500	518,325
Total					47,074,790

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Port Facilities 1.30%
Los Angeles CA Hbr Dept Rev Los Angeles Harbor Dept AMT~(e)(15)	5.00%	8/1/2029	AAA	$4,900	$5,120,086
Los Angeles CA Hbr Dept Rev Los Angeles Harbor Dept AMT~(e)(15)	5.00%	8/1/2030	AAA	5,150	5,381,315
Los Angeles CA Hbr Dept Rev Los Angeles Harbor Dept AMT~(e)(15)	5.00%	8/1/2031	AAA	5,415	5,658,218
Port Of Bay City Auth TX Rev Matagorda Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B	3,200	3,236,096
Total					19,395,715
Power 1.67%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy Co Pj LLC AMT	5.00%	3/1/2041	Baa2	19,500	18,790,395
MS Business Fin Corp MS Pollutn Ctrl Sys Energy Res Inc Pj	5.875%	4/1/2022	BBB-	6,060	6,085,694
Total					24,876,089
Pre-Refunded 0.46%
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Ser 2003 A 1	6.75%	6/1/2039	AAA	1,290	1,504,824
KY Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare A	6.50%	10/1/2020	NR	575	633,932
Northern Tob Securitization Corp AK Tob Settlmnt Asset Bkd Bds	6.50%	6/1/2031	AAA	1,125	1,218,364
Pocahontas Pkwy Assoc VA Toll Rd Rev Ser A	5.50%	8/15/2028	AAA	2,280	2,381,414
Tob Settlmnt Fin Corp NJ	6.75%	6/1/2039	AAA	1,000	1,166,530
Total					6,905,064
Resource Recovery 1.67%
Burlington KS Pollutn Ctrl Rev Ref KS Gas & Elec Co Pj A~(e)(15)	5.30%	6/1/2031	AAA	13,500	14,484,870
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,057,610
Gaston Cnty NC Facs & Pollutn Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR	4,890	5,147,067
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	B-	470	500,038
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55%#	11/15/2024	Baa2	750	790,762
OH St Pollutn Ctrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	B-	2,875	2,895,815
Total					24,876,162

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Sales Tax 0.93%
NJ Econ Dev Auth Rev Ref Sch Facs Constr Ser N-1~(e)(11)	5.50%	9/1/2025	AAA	$10,000	$11,748,298
Wyandotte Cnty/Kans City KS Unif Govt Spl Oblig Rev Ref Sales Tax 2nd Lien Area B	5.00%	12/1/2020	BBB-(a)	2,000	2,077,160
Total					13,825,458
Single-Family Housing 1.69%
LA St Gas & Fuels Tax Rev Drivers Ser 1548-2~(e)(10)	5.00%	5/1/2041	AAA	20,000	20,990,100
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR	1,290	1,335,963
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,255	1,300,757
UT Hsg Corp Sing Fam Mtg Rev Ser A 1 CL II AMT	4.95%	7/1/2028	AA	1,420	1,464,631
Total					25,091,451
Special Assessment 11.30%
Amelia Walk Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	1,000	1,027,630
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infrstr Pj A	5.35%	5/1/2036	NR	6,905	6,961,276
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,880	2,941,978
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser B2	5.10%	5/1/2016	NR	4,000	3,994,080
Baywinds Cmnty Dev Dist FL Spl Assmt Ser A	5.25%	5/1/2037	NR	4,435	4,422,139
Brentwood CA Infrstr Fin Auth CIFP-1	5.15%	9/2/2035	NR	1,000	1,016,370
Chula Vista CA Cmnty Facs Dist Spl Tax No 13 I Otay Ranch Vlg Seven	5.25%	9/1/2026	NR	2,755	2,820,597
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	7,000	7,068,250
Durbin Crossing Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2037	NR	6,000	6,066,240
East Homestead Cmnty Dev Dist FL Spl Assmt Rev	5.45%	5/1/2036	NR	975	987,490
East Homestead Cmnty Dev Dist Fl Aspl Assmnt Rev Ser B	5.00%	5/1/2011	NR	1,315	1,316,052

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Assessment (continued)
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	$1,000	$1,042,120
Henderson NV Loc Impt Dists No T-18	5.25%	9/1/2026	NR	8,155	8,307,743
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,818,371
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	4,299,788
Lake Elsinore CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	1,685,112
Lancaster Cnty SC Assmt Rev Sun City Carolina Lakes Impt	5.45%	12/1/2037	NR	1,000	1,022,070
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	500	521,745
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	1,044,500
Mediterranea Cmnty Dev Dist FL Spl Assmt Ser A	5.60%	5/1/2037	NR	1,500	1,542,030
Modesto CA Spl Tax Cmnty Facs Dist No 041 Vlg 2	5.15%	9/1/2036	NR	2,000	2,045,100
Murrieta CA Cmnty Facs Dist Spl Tax No 3 Creekside Vlg Impt Area 1	5.20%	9/1/2035	NR	1,500	1,523,220
Northstar Cmnty Svcs Dist CA Spl Tax Cmnty Facs Dist No1	5.45%	9/1/2028	NR	7,000	7,227,710
Palm Glades Cmnty Dev Dist FL Spl Assmt Ser A	5.30%	5/1/2036	NR	1,250	1,267,925
Palma Sola Trace Cmnty Dev Dist FL Cap Impt Rev	5.75%	5/1/2035	NR	875	900,541
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmt Ser A	5.60%	5/1/2035	NR	1,735	1,764,269
Pine Isl Cmnty Dev Dist FL Spl Assmt	5.75%	5/1/2035	NR	3,210	3,360,324
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist 6-4S Ranch	5.125%	9/1/2035	NR	2,100	2,127,804
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 14	5.25%	9/1/2036	NR	1,500	1,530,165
Prince Georges Cnty MD Spl Oblig Natl Harbor Pj Rmkt	5.20%	7/1/2034	NR	10,250	10,518,550
Prince Georges Cnty MD Spl Tax Victoria Falls Pj	5.25%	7/1/2035	NR	1,250	1,270,163
Rancho Cordova Cmnty Facs Dist CA Spl Tax No 2003 1 Sun	5.375%	9/1/2030	NR	1,500	1,534,140
Rio CA Elem Sch Dist Cmnty Facs Dist Spl Tax No 1	5.125%	9/1/2028	NR	3,000	3,041,370
River Bend Cmnty Dev Dist FL Cap Impt Rev	5.45%	5/1/2035	NR	945	952,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Assessment (continued)
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	$2,000	$2,032,640
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.20%	9/1/2036	NR	3,500	3,559,430
Saugus CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	1,135	1,165,202
Saugus CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,265	1,299,471
Seal Beach CA Cmnty Facs Dist No 05 01 Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2026	NR	1,125	1,157,693
Seal Beach CA Cmnty Facs Dist No 05 01 Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2036	NR	750	767,250
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	5,000	5,299,750
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.125%	5/1/2037	NR	2,000	2,111,660
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.375%	5/1/2037	NR	11,000	11,170,830
Tolomato Cmnty Dev Dist FL Spl Assmt	5.40%	5/1/2037	NR	3,000	3,042,960
Tracy CA Cmnty Facs Dist No 1 Spl Tax NEI Phase II	5.70%	9/1/2026	NR	1,020	1,041,685
Watson Rd Cmnty Facs Dist AZ Spl Assmt Rev	5.75%	7/1/2022	NR	3,960	4,186,314
Westridge Cmnty Dev Dist Fl Cap Impt Rev	5.80%	5/1/2037	NR	15,000	15,496,200
Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl Assmnt	5.65%	5/1/2037	NR	1,000	1,049,890
William S Hart CA Unif High Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	845	867,485
William S Hart CA Unif High Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,895	1,946,639
Woodmen Heights Met Dist No 1 CO Rev	6.75%	12/1/2020	NR	3,125	3,337,687
Woodmen Heights Met Dist No 1 Co Rev	7.00%	12/1/2030	NR	8,945	9,672,944
Total					168,174,717
Special Tax 5.01%
Annawan IL Tax Inc Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	1,300	1,295,216
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,235	1,267,641

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Ava Maria Stewardship Cmnty Dist FL Cap Impt Rev Ser A	5.125%	5/1/2038	NR	$2,000	$2,005,380
Brunswick MD Spl Oblig Brunswick Crossing Spl Taxing	5.50%	7/1/2036	NR	8,000	8,190,720
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev A	5.60%	5/1/2039	NR	1,750	1,775,340
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev B	5.50%	5/1/2017	NR	1,500	1,524,285
Dardenne Town Square Transn Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,250	3,191,208
Farms New Kent VA Cmnty Dev Auth Spl Assmnt Ser B	5.45%	3/1/2036	NR	3,000	3,044,610
Farms New Kent VA Cmnty Dev Auth Spl Assmnt Ser C	5.80%	3/1/2036	NR	2,000	2,024,460
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	8,150	8,259,862
Lake Elsinore CA Spl Tax Cmnty Facs Dist 3 Impt Area 1	5.25%	9/1/2030	NR	1,195	1,236,610
Lake Elsinore CA Spl Tax Cmnty Facs Dist No 2004-3-A	5.20%	9/1/2026	NR	920	929,531
Lake Elsinore CA Spl Tax Cmnty Facs Dist No 2004-3-A	5.25%	9/1/2037	NR	2,800	2,833,096
Lathrop CA Spl Tax Cmnty Facs Dist No 06-1	5.30%	9/1/2026	NR	3,000	3,047,610
Lathrop CA Spl Tax Cmnty Facs Dist No 06-1	5.375%	9/1/2036	NR	7,000	7,131,600
Magnolia West Cmnty Dev Dist FL Spl Assmnt	5.35%	5/1/2037	NR	4,000	4,047,120
Midtown Miami FL Cmnty Dev FL Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	1,915	2,079,345
Minneapolis MN Tax Inc Rev Grant Park Pj	5.35%	2/1/2030	NR	1,500	1,517,220
Myrtle Beach SC Tax Inc Rev Myrtle Beach Air Force Base A	5.25%	10/1/2026	NR	1,000	1,024,000
Myrtle Beach SC Tax Inc Rev Myrtle Beach Air Force Base A	5.30%	10/1/2035	NR	1,000	1,024,090
OH Cnty W VA Cnty Commn Spl Dist Excise Tax Rev Ref & Impt Ft Henry Econ Dev B	5.625%	3/1/2036	NR	3,850	4,015,473
Orange Grove Cmnty Dev Dist LA Spl Assmnt	5.30%	11/1/2021	NR	2,645	2,657,670

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Special Tax (continued)
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser A	5.40%	5/1/2037	NR	$1,500	$1,499,490
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	1,000	1,000,480
South Fork East Cmnty Dev Dist FL Cap Impt Rev	5.35%	5/1/2036	NR	2,925	2,948,839
Watson Rd Cmnty Facs Dist AZ Spl Assmnt Rev	6.00%	7/1/2030	NR	500	528,635
Whispering Spr Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	2,300,900
Whiting IN Redev Dist Tax Inc Rev Standard Ave Pj	5.35%	1/15/2027	NR	2,165	2,149,152
Total					74,549,583
Tobacco 7.27%
Badger Tob Asset Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,634,788
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Asset Bkd Ser A-2 (5.30% after 12/1/2012)**	Zero Coupon	6/1/2037	BBB	20,000	15,304,800
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Asset Bkd Sr Ser A-1~(e)	5.75%	6/1/2047	BBB	6,600	7,022,466
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Asset Bkd Ser A~(e)	5.00%	6/1/2045	A	20,000	20,636,800
Nassau Cnty NY Tob Settlmnt Corp Asset Bkd Sr A 3	5.125%	6/1/2046	BBB	5,000	5,126,400
Tob Settlmnt Auth IA Tob Settlmnt Auth IA Asset Bkd Ser C	5.625%	6/1/2046	BBB	3,100	3,228,278
Tob Settlmnt Auth IA Tob Settlmnt Rev Asst Bkd Ser C	5.375%	6/1/2038	BBB	8,050	8,304,058
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.00%	6/1/2023	BBB	4,165	4,439,598
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.25%	6/1/2042	BBB	2,960	3,181,793
Tob Settlmnt Fin Corp VA~(e)	5.625%	6/1/2037	BBB	13,850	14,708,562
Tob Settlmnt Rev Mgmt Auth SC Sec B	6.375%	5/15/2028	BBB	2,800	3,001,964
Tob Settlmnt Rev Mgmt Auth Ser B	6.375%	5/15/2030	BBB	8,005	9,296,767
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	10,000	10,267,800
Total					108,154,074

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Toll Roads 0.07%
NJ St Tpk Auth Tpk Rev Ser C-1~(e)(2)	5.00%	1/1/2035	AAA	$1,000	$1,027,570
Transportation 4.24%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa3	500	518,550
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier	7.25%	1/1/2023	NR	5,000	5,271,400
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier	7.375%	1/1/2030	NR	8,000	8,448,800
Metropolitan Transn Auth NY Rev Transn Ser B CR~(e)(11)	4.50%	11/15/2036	AAA	30,000	29,949,900
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B1	4,720	4,780,322
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	1,044,810
Tulsa OK Muni Arpt Tr Rev Ser A Rmkt AMT	7.75%#	6/1/2035	B	11,000	13,112,550
Total					63,126,332
Universities 0.31%
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	1,024,900
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,501,423
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	2,000	2,034,720
Total					4,561,043
Water/Sewer 2.62%
NY New York City Muni Fin Auth Wtr & Swr Sys Rev 2nd Gen Solution Ser AA~(e)	4.75%	6/15/2037	AA	30,000	30,750,750
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pjs AMT	5.60%	12/1/2022	NR	2,000	2,001,580
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pjs AMT	5.75%	12/1/2032	NR	5,000	4,999,950
Western Generation Agy OR Cogeneration Pj Rev Sub Lien Wauna Cogeneration C	5.00%	1/1/2021	NR	1,190	1,206,196
Total					38,958,476
Total Municipal Bonds (cost $1,673,010,321)					1,714,157,119

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2007

Investments				Shares (000)	Value
SHORT-TERM INVESTMENTS 1.12%
Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus				13	$12,787
SSgA Tax Free Money Market Fund				6	6,138
Total					18,925
	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)
Variable Rate Demand Notes 1.12%
New York NY City Muni Wtr Fin Auth Wtr & Swr Sys Adj Ser C(c)(10)	3.76%	4/2/2007	AAA	$1,200	1,200,000
New York NY City Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj Ser A(c)(10)	3.67%	4/16/2007	AAA	500	500,000
New York NY City Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj Ser C(c)(10)	3.76%	4/16/2007	AAA	8,200	8,200,000
New York NY City Ser B2 Sub Ser B5(c)(15)	3.76%	8/15/2011	AAA	6,800	6,800,000
Total					16,700,000
Total Short-Term Investments (cost $16,718,925)					16,718,925
Total Investments in Securities 116.34% (cost $1,689,729,246)					1,730,876,044
Liabilities in Excess of Cash and Other Assets(d) (16.34%)					(243,209,259)
Net Assets 100.00%					$1,487,666,785
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	2,464	Short	$(274,120,000)	$1,845,322

See Notes to Financial Statements.

Schedule of Investments (unaudited)

MICHIGAN TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 106.07%
Education 6.55%
Carman-Ainsworth MI Cmnty Sch Unrefunded Bal(10)	5.00%	5/1/2027	AAA	$480	$498,259
Grand Traverse Academy MI Pub Sch Academy Rev	5.00%	11/1/2036	BBB-	900	915,507
Grand Vly MI St Univ Rev(10)	5.50%	2/1/2018	AAA	1,150	1,271,279
MI Higher Ed Student Ln Auth Rev Student Ln Ser XVII-P AMT GTD(2)	4.875%	3/1/2030	AAA	1,000	1,021,050
Plymouth MI Ed Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-	405	410,954
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	591,730
Total					4,708,779
General Obligation 17.05%
Anchor Bay MI Sch Dist Sch Bldg & Site	5.00%	5/1/2033	AA	1,000	1,043,760
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	400	404,744
Birmingham MI City Sch Dist Sch Bldg & Site(11)	5.00%	11/1/2033	AAA	1,000	1,054,070
Caledonia MI Cmnty Schs CR(11)	5.25%	5/1/2022	AAA	1,025	1,096,883
Grand Blanc MI Cmnty Schs Sch Bldg & Site(11)	5.00%	5/1/2021	AAA	500	528,950
Grand Rapids MI Smartzone Loc Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,225,519
Mason Cnty MI Cent Sch Dist Sch Bldg & Site Ser A(11)	5.00%	5/1/2024	AAA	1,070	1,138,159
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A(2)	4.25%	5/1/2029	AAA	1,000	961,150
Royal Oak MI Ref Cap Impt Ser B(15)	4.375%	5/1/2026	AAA	900	898,245
Saginaw MI City Sch Dist Sch Bldg & Site(11)	5.00%	5/1/2034	AAA	1,125	1,177,459
Southfield MI Pub Schs Sch Bldg & Site Ser A(10)	5.25%	5/1/2021	AAA	1,025	1,100,891
Southfield MI Pub Schs Sch Bldg & Site Ser B(11)	5.00%	5/1/2029	AAA	1,000	1,054,130
Wayne Cnty MI Bldg Auth Cap Impt Ser A(15)	5.25%	6/1/2016	AAA	500	506,220
Woodhaven Brownstown MI Sch Dist Ser B(10)	4.25%	5/1/2027	AAA	60	58,416
Total					12,248,596

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICHIGAN TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Healthcare 4.05%
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	$375	$409,301
MI St Hosp Fin Auth Rev Henry Ford Hlth Sys A	5.00%	11/15/2038	A1	1,000	1,038,630
MI St Hosp Fin Auth Rev Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	375	382,245
MI St Hosp Fin Auth Rev Ref Trinity Hlth Ser A TCRS(2)	6.00%	12/1/2027	AAA	1,000	1,078,150
Total					2,908,326
Housing 2.40%
MI St Hsg Dev Auth Ltd Oblig Multi Fam Hsg Rev College Pg Deaconess Tower AMT(12)	5.20%	8/20/2038	Aaa	700	722,050
MI St Hsg Dev Auth Ltd Oblig Multi Fam Hsg Rev College Pg Wiliams Pavilion AMT(12)	4.90%	4/20/2048	Aaa	1,000	1,005,500
Total					1,727,550
Industrial 0.76%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	525	550,184
Lease 2.67%
Grand Rapids MI Pub Sch(15)	5.00%	11/1/2021	AAA	250	261,992
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,654,588
Total					1,916,580
Power 2.14%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	648,235
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB(15)	7.00%	7/15/2008	AAA	350	364,469
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(15)	5.00%	7/1/2032	AAA	500	523,970
Total					1,536,674
Pre-Refunded 41.37%
Adrian MI City Sch Dist(11)	5.00%	5/1/2034	AAA	1,500	1,616,490
Alpena MI Pub Sch(15)	5.625%	5/1/2022	AAA	500	500,735
Anchor Bay MI Sch Dist Sch Bldg & Site Ser I(10)	6.00%	5/1/2023	AAA	1,100	1,151,623
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA	450	480,717

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICHIGAN TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Carman-Ainsworth MI Cmnty Sch Dist(10)	5.00%	5/1/2027	AAA	$520	$551,496
Crawford Ausable MI Sch Dist Sch Bldg & Site	5.00%	5/1/2021	AA	350	367,325
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(10)	5.25%	5/1/2028	AAA	1,000	1,083,050
Detroit MI Sew Disp Rev Ref Sr Lien Ser A(11)	5.00%	7/1/2028	AAA	715	765,929
Eastern MI Univ Rev Gen Ser B(10)	5.60%	6/1/2025	AAA	1,430	1,512,397
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA	700	734,804
Greenville MI Pub Sch Ref(11)	6.00%	5/1/2025	AAA	1,000	1,046,930
Hartland MI Cons Sch Dist(10)	6.00%	5/1/2021	AAA	1,950	2,082,093
Howell MI Pub Sch(15)	6.00%	5/1/2025	AAA	1,100	1,101,914
Huron MI Sch Dist(11)	5.25%	5/1/2021	AAA	250	264,915
Huron Vly MI Sch Dist(10)	5.75%	5/1/2022	AAA	250	250,390
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev ETM RIBs(10)	6.708%	6/1/2011	AAA	2,000	2,010,520
Kaleva Norman ETC MI Sch Dist Ref Bldg & Site(10)	6.00%	5/1/2025	Aaa	600	628,158
Laingsburg MI Cmnty Sch Dist Sch Bldg & Site Bd	5.25%	5/1/2026	AA	450	476,847
Lake Orion MI Cmnty Sch Dist	5.125%	5/1/2022	AA	550	585,948
Lake Orion MI Cmnty Sch Dist Ser A(10)	6.00%	5/1/2017	AAA	1,335	1,422,629
Lakeview MI Cmnty Sch(10)	5.60%	5/1/2022	AAA	210	210,305
Memphis MI Cmnty Sch(10)	5.25%	5/1/2029	Aaa	150	154,811
MI St COP(2)	Zero Coupon	6/1/2022	AAA	2,000	1,049,420
Muskegon Heights MI Wtr Sys Ser A(15)	5.625%	11/1/2020	Aaa	300	319,680
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA	1,325	1,414,756
Potterville MI Pub Sch(11)	6.00%	5/1/2029	AAA	1,000	1,046,930
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,095,530
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	1,000	1,097,840
Puerto Rico Comwlth Ser A	5.50%	10/1/2040	AAA	1,000	1,071,670
South Lyon MI Cmnty Schs(11)	5.50%	5/1/2023	AAA	1,425	1,500,981

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICHIGAN TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
South Lyon MI Cmnty Schs Sch Bldg & Site(10)	5.25%	5/1/2022	AAA	$1,000	$1,078,450
Warren MI Cons Sch Dist Sch Bldg & Site(10)	5.00%	5/1/2027	AAA	1,000	1,048,480
Total					29,723,763
Resource Recovery 1.40%
MI St Strategic Fd Solid Wst Disp Rev Ref Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB	1,000	1,004,520
Transportation 4.01%
MI St Comprehensive Transn Ref Ser A(11)	5.00%	11/1/2021	AAA	700	728,686
MI St Trunk Line(10)	5.00%	11/1/2021	AAA	2,000	2,151,140
Total					2,879,826
Water/Sewer 23.67%
Detroit MI Sew Disp Rev Sr Lien Ser A(11)	5.00%	7/1/2028	AAA	285	297,865
Detroit MI Wtr Supply Sys Sr Lien Ser A~(e)(11)	5.00%	7/1/2034	AAA	10,000	10,535,200
Detroit MI Wtr Supply Sys Sr Lien Ser A(15)	5.00%	7/1/2034	AAA	1,000	1,044,580
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A(10)	4.75%	1/1/2028	AAA	1,050	1,061,949
Grand Rapids MI Wtr Supply(10)	5.00%	1/1/2035	AAA	1,000	1,058,720
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec Util Sys(11)	5.00%	7/1/2022	AAA	1,865	1,960,693
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd	5.00%	10/1/2024	AAA	1,000	1,051,380
Total					17,010,387
Total Investments in Municipal Bonds 106.07% (cost $72,241,980)					76,215,185
Liabilities in Excess of Cash and Other Assets(d) (6.07%)					(4,359,229)
Net Assets 100.00%					$71,855,956
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	66	Short	$(7,342,500)	$49,706

See Notes to Financial Statements.

Schedule of Investments (unaudited)

PENNSYLVANIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
MUNICIPAL BONDS 109.89%
Education 18.46%
Delaware Cnty PA Auth Rev Eastern Univ(16)	4.55%	10/1/2036	AA	$1,000	$977,750
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science Ser A	5.40%	9/1/2016	NR	500	512,200
Lehigh Cnty PA Gen Purp Auth Rev Desales Univ Pj(16)	5.125%	12/15/2023	AA	1,000	1,048,960
PA St Higher Edl Facs Auth College & Univ Revs Allegheny College	4.80%	5/1/2036	A-	1,000	1,014,670
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj(16)	5.375%	7/1/2031	AA	1,000	1,046,340
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(16)	5.625%	3/15/2025	AA	1,000	1,041,340
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(16)	5.75%	3/15/2030	AA	500	522,955
PA St Higher Edl Facs Auth College & Univ Revs Ursinus College(16)	5.50%	1/1/2024	AA	1,000	1,072,930
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	631,962
PA St Higher Edl Facs Auth Rev Lafayette College Pj	6.00%	5/1/2030	AA-	1,425	1,515,544
PA St Higher Edl Facs Auth Rev Thomas Jefferson Univ Ser B(2)	4.125%	9/1/2026	Aaa	500	479,010
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1(18)	5.00%	11/1/2033	AAA	1,000	1,053,390
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	1,000	1,050,700
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads(15)	5.00%	6/1/2015	AAA	250	253,668
Philadelphia PA Sch Dist(10)	5.25%	6/1/2034	AAA	3,000	3,206,220
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	220,787
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	210,969
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	201,314
St Pub Sch Bldg Auth PA Sch Jefferson Cnty Dubois Tech Sch(10)	5.00%	2/1/2029	AAA	1,000	1,054,450
Swarthmore Borough Auth PA College Ser A	4.125%	9/15/2026	Aaa	600	581,628
Total					17,696,787

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
General Obligation 4.65%
Armstrong Sch Dist PA(11)	4.125%	3/15/2026	Aaa	$500	$479,335
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,418,610
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	625	653,588
Puerto Rico Comwlth Unrefunded Bal Ser A	5.375%	7/1/2028	BBB	1,825	1,911,012
Total					4,462,545
Healthcare 5.27%
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,586,565
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	513,015
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr(1)(4)	5.375%	12/1/2018	A	1,000	1,033,580
Montgomery Cnty PA Higher Edl & Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1	1,000	1,069,790
Puerto Rico Indl Tourist Edl Mutuo Oblig Grp Ser A(15)	6.25%	7/1/2024	AAA	850	851,045
Total					5,053,995
Housing 6.31%
PA Hsg Fin Agy Sing Fam Mtg Ser 90 A AMT	4.70%	10/1/2025	AA+	960	960,576
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	3,000	3,077,730
PA Hsg Fin Agy Sing Fam Mtg Ser 95 A AMT	4.90%	10/1/2037	AA+	1,000	1,013,520
PA Hsg Fin Agy Sing Fam Mtg Ser 97 A AMT	4.70%	10/1/2037	AA+	1,000	993,580
Total					6,045,406
Industrial 4.42%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	1,000	1,021,720
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	650	681,180
Philadelphia PA Auth For Indl Dev Lease Rev Ser B(11)	5.125%	10/1/2026	AAA	1,000	1,051,670
York Cnty PA Ind Dev Auth Poll Ctrl Rev Svc Elec & Gas Ser A(15)	6.45%	10/1/2019	AAA	1,475	1,478,422
Total					4,232,992

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Lease 1.64%
York PA Gen Auth Rev York City Recreation Corp GTD(2)	5.50%	5/1/2018	AAA	$1,475	$1,572,232
Miscellaneous 3.05%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A-(a)	1,000	1,076,160
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB	1,000	1,070,070
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA	730	778,195
Total					2,924,425
Pre-Refunded 53.56%
Allegheny Cnty PA Port Auth Spl Rev Trnsn(15)	6.125%	3/1/2029	AAA	500	527,450
Allegheny Cnty PA San Auth Swr Rev(15)	5.375%	12/1/2024	AAA	2,000	2,061,860
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa	465	482,870
Mifflin Cnty PA(10)	5.625%	9/1/2031	AAA	2,500	2,698,225
Montgomery Cnty PA Indl Dev Auth Rev Hill Sch Pj(15)	5.35%	8/15/2027	Aaa	2,250	2,264,085
PA Conv Ctr Auth Rev Ser A ETM(10)	6.70%	9/1/2016	AAA	855	978,385
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+	800	837,216
PA St Higher Edl Facs Auth Rev Univ of Scranton(2)	5.75%	11/1/2017	AAA	1,000	1,078,420
PA St Higher Edl Facs Auth Rev Univ Sciences Phil(15)	5.25%	11/1/2025	AAA	1,000	1,025,020
PA St Tpk Commn(2)	5.50%	7/15/2033	AAA	3,000	3,242,370
Pennsbury PA Sch Dist(10)	5.50%	1/15/2020	Aaa	1,000	1,081,580
Philadelphia PA Gas Wks Rev 12th Ser B ETM(15)	7.00%	5/15/2020	AAA	2,130	2,527,735
Philadelphia PA Sch Dist Ser A(11)	5.50%	2/1/2031	AAA	500	539,865
Philadelphia PA Sch Dist Ser A(11)	5.75%	2/1/2019	AAA	450	483,259
Philadelphia PA Sch Dist Ser A(11)	5.75%	2/1/2020	AAA	250	268,477
Philadelphia PA Sch Dist Ser A(11)	5.75%	2/1/2021	AAA	500	536,955
Philadelphia PA Sch Dist Ser A(11)	5.75%	2/1/2030	AAA	1,250	1,342,388
Philadelphia PA Sch Dist Ser B(10)	5.625%	8/1/2021	AAA	1,000	1,093,220
Philadelphia PA Sch Dist Ser B(10)	5.625%	8/1/2022	AAA	1,000	1,093,220
Plum Boro PA Sch Dist(10)	5.25%	9/15/2030	AAA	1,000	1,064,690

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2007

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody's	Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	$500	$550,400
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(e)	5.75%	7/1/2041	AAA	5,500	6,038,120
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	925	989,001
Quaker Vly PA Sch Dist(11)	5.50%	4/1/2025	Aaa	800	885,920
Riverside PA Sch Dist(10)	5.50%	10/15/2020	AAA	1,000	1,060,750
St Pub Sch Bldg Auth PA Northhampton Area Cmnty College(2)	5.75%	3/1/2020	AAA	1,775	1,893,375
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj(15)	5.50%	10/1/2020	AAA	800	845,688
St Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist Pj~(e)(11)	5.00%	6/1/2033	AAA	10,000	10,690,950
St Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist Pj(11)	5.25%	6/1/2027	AAA	1,000	1,084,040
West Middlesex Area Sch Dist PA(10)	5.15%	12/15/2030	AAA	1,000	1,063,710
York Cnty PA Hosp Auth Rev York Hosp(2)	5.25%	7/1/2017	AAA	1,000	1,013,800
Total					51,343,044
Transportation 4.41%
Allegheny Cnty PA Arpt Rev(15)	5.00%	1/1/2017	AAA	1,000	1,018,880
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A(11)	5.20%	1/1/2027	AAA	1,000	1,059,270
Delaware River Port Auth PA & NJ Rev(11)	6.00%	1/1/2019	AAA	1,000	1,061,250
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	1,000	1,084,450
Total					4,223,850
Water/Sewer 8.12%
Bucks Cnty PA Wtr & Swr Auth Rev Ser A(2)	5.00%	6/1/2024	AAA	1,000	1,041,410
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT(10)	5.00%	11/1/2036	AAA	1,000	1,039,540
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA	1,000	1,041,880
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA	760	803,920
North Wales PA Wtr Auth Swr Rev(3)	4.50%	11/1/2036	AAA	1,000	985,480
Philadelphia PA Wtr & WstWtr Rev Ser B(b)(2)	4.25%	11/1/2031	AAA	3,000	2,867,940
Total					7,780,170
Total Municipal Bonds (cost $99,693,440)					105,335,446

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

PENNSYLVANIA TAX FREE TRUST March 31, 2007

Investments				Shares (000)	Value
SHORT-TERM INVESTMENT 0.01%
Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $3,867)				4	$3,867
Total Investments in Securities 109.90% (cost $99,697,307)					105,339,313
Liabilities in Excess of Cash and Other Assets(d) (9.90%)					(9,485,905)
Net Assets 100.00%					$95,853,408
Open futures contracts at March 31, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	June 2007	63	Short	$(7,008,750)	$47,043

See Notes to Financial Statements.

Schedule of Investments (concluded)

March 31, 2007

AMT  Income from this security may be subject to Alternative Minimum Tax.

COP  Certificates of Participation.

CR    Custodial Receipt.

ETM  Escrow to Maturity.

GTD  Guaranteed.

Pre-Refunded Bonds   A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF    Permanent School Fund.

RIBs  Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2007.

RITES  Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.

TCRS  Transferable Custodial Receipt.

NR    Not Rated.

  (a)  This investment has been rated by Fitch IBCA.

  (b)  Security purchased on a when-issued basis (See Note 2(d)).

  (c)  The interest rate represents the rate at March 31, 2007. The date shown represents the next interest reset date.

  (d)  Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.

  (e)  Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) to Financial Statements for details of Municipal Bonds Held in Trust.

  (f)  Effective Maturity Date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.

  **  Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable Rate Security. The interest rate represents the rate at March 31, 2007.

  ~  Fair Valued Security (See Note 2(a)).

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

  (1)  American Capital Access Holdings Ltd.

  (2)  AMBAC Assurance Corporation

  (3)  Assured Guaranty

  (4)  Certified Bond Insurance

  (5)  CIFG Guaranty

  (6)  Department of Veterans Affairs

  (7)  Federal Home Loan Mortgage Corporation

  (8)  Federal Housing Administration

  (9)  Federal National Mortgage Association

  (10)  Financial Guaranty Insurance Company

  (11)  Financial Security Assurance Inc.

  (12)  Government National Mortgage Association

  (13)  Government National Mortgage Association/Federal National Mortgage Association

  (14)  Insurance Bond Certificate

  (15)  Municipal Bond Investors Assurance Corporation

  (16)  Radian Asset Assurance, Inc.

  (17)  State of New York Mortgage Agency

  (18)  XL Capital Assurance, Inc.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

March 31, 2007

	National	California	Connecticut	Hawaii
ASSETS:
Investments in securities, at cost	$615,654,778	$182,183,914	$122,942,693	$97,614,141
Investments in securities, at value	$646,118,088	$190,008,550	$127,730,547	$101,475,988
Cash	248,986	554,115	184,734	286,875
Deposits with brokers for futures collateral	458,700	86,900	78,100	72,600
Receivables:
Interest	8,756,500	2,157,111	1,771,433	1,333,016
Investment securities sold	6,750,624	–	–	–
Capital shares sold	912,475	121,000	612,670	512,011
From advisor	112,745	–	28,915	23,048
Variation margin	193,823	92,888	98,001	90,017
Prepaid expenses	51,059	19,287	13,655	12,903
Total assets	663,603,000	193,039,851	130,518,055	103,806,458
LIABILITIES:
Payables:
Investment securities purchased	15,117,768	2,901,798	4,068,633	–
Trust certificates	62,933,570	18,900,000	9,535,000	7,290,000
Capital shares reacquired	414,949	274,090	21,472	115,020
Management fees	221,171	66,547	42,544	36,365
12b-1 distribution fees	274,785	84,033	47,941	46,926
Interest expense and fees	779,757	238,880	135,219	83,819
Fund administration	20,978	6,392	3,574	3,375
Directors' fees	263,471	147,425	25,736	19,579
To bank	–	–	–	–
Distributions payable	1,786,805	486,799	342,443	277,508
Accrued expenses and other liabilities	160,945	90,937	46,654	34,688
Total liabilities	81,974,199	23,196,901	14,269,216	7,907,280
NET ASSETS	$581,628,801	$169,842,950	$116,248,839	$95,899,178
COMPOSITION OF NET ASSETS:
Paid-in capital	$567,640,072	$164,559,699	$113,737,418	$94,719,014
Distributions in excess of net investment income	(1,651,993)	(308,588)	(334,558)	(277,079)
Accumulated net realized loss on investments and futures contracts	(15,135,023)	(2,291,822)	(1,994,908)	(2,453,754)
Net unrealized appreciation on investments and futures contracts	30,775,745	7,883,661	4,840,887	3,910,997
Net Assets	$581,628,801	$169,842,950	$116,248,839	$95,899,178
Net assets by class:
Class A Shares	$509,351,350	$153,599,223	$116,248,839	$95,899,178
Class B Shares	$25,860,347	–	–	–
Class C Shares	$46,417,104	$16,243,727	–	–
Outstanding shares by class*:
Class A Shares	44,292,217	14,107,789	11,110,683	19,192,914
Class B Shares	2,239,875	–	–	–
Class C Shares	4,027,573	1,490,303	–	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$11.50	$10.89	$10.46	$5.00
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 3.25%)	$11.89	$11.26	$10.81	$5.17
Class B Shares–Net asset value	$11.55	–	–	–
Class C Shares–Net asset value	$11.52	$10.90	–	–

* Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001)
of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of
California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri,
Texas, and Washington. The Lord Abbett Municipal Income Trust has an unlimited number of shares of benefical interest authorized.

See Notes to Financial Statements.

	Minnesota	Missouri	New Jersey	New York
ASSETS:
Investments in securities, at cost	$52,880,286	$165,880,125	$139,714,440	$262,179,997
Investments in securities, at value	$54,525,929	$173,363,527	$147,147,508	$275,246,174
Cash	46,917	281,287	143,804	–
Deposits with brokers for futures collateral	48,400	171,600	100,100	171,600
Receivables:
Interest	730,645	2,194,286	1,844,782	3,882,384
Investment securities sold	254,314	–	51,153	–
Capital shares sold	30,812	107,200	121,740	596,187
From advisor	–	24,595	10,021	34,589
Variation margin	97,038	104,220	99,810	104,158
Prepaid expenses	12,624	14,173	12,932	20,410
Total assets	55,746,679	176,260,888	149,531,850	280,055,502
LIABILITIES:
Payables:
Investment securities purchased	–	987,320	7,103,780	2,027,070
Trust certificates	3,500,000	14,050,000	10,750,000	19,001,430
Capital shares reacquired	25,748	45,852	28,220	341,493
Management fees	19,452	61,105	50,291	97,401
12b-1 distribution fees	–	55,791	63,290	128,438
Interest expense and fees	40,127	217,008	125,228	266,073
Fund administration	1,813	5,775	4,810	9,238
Directors' fees	3,634	31,706	41,737	126,202
To bank	–	–	–	514,950
Distributions payable	154,197	470,303	379,643	759,697
Accrued expenses and other liabilities	35,293	60,769	64,080	82,219
Total liabilities	3,780,264	15,985,629	18,611,079	23,354,211
NET ASSETS	$51,966,415	$160,275,259	$130,920,771	$256,701,291
COMPOSITION OF NET ASSETS:
Paid-in capital	$51,025,146	$153,997,258	$129,016,800	$246,039,249
Distributions in excess of net investment income	(4,982)	(421,970)	(352,279)	(891,586)
Accumulated net realized loss on investments and futures contracts	(732,345)	(900,262)	(5,244,831)	(1,629,380)
Net unrealized appreciation on investments and futures contracts	1,678,596	7,600,233	7,501,081	13,183,008
Net Assets	$51,966,415	$160,275,259	$130,920,771	$256,701,291
Net assets by class:
Class A Shares	$51,966,415	$160,275,259	$130,920,771	$236,507,799
Class B Shares	–	–	–	–
Class C Shares	–	–	–	$20,193,492
Outstanding shares by class*:
Class A Shares	10,048,321	30,144,697	25,416,851	21,053,510
Class B Shares	–	–	–	–
Class C Shares	–	–	–	1,797,673
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$5.17	$5.32	$5.15	$11.23
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 3.25%)	$5.34	$5.50	$5.32	$11.61
Class B Shares–Net asset value	–	–	–	–
Class C Shares–Net asset value	–	–	–	$11.23

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

March 31, 2007

	Texas	Washington	Intermediate+	Florida
ASSETS:
Investments in securities, at cost	$70,256,260	$40,528,381	$13,288,184	$68,578,359
Investments in securities, at value	$75,179,053	$43,409,882	$13,430,083	$72,902,241
Cash	113,767	24,346	75,954	21,541
Deposits with brokers for futures collateral	18,700	9,900	–	22,000
Receivables:
Interest	1,034,804	705,080	182,278	1,298,195
Investment securities sold	–	–	–	120,640
Capital shares sold	67	66,646	104,089	21,903
From advisor	3,365	–	13,172	4,808
Variation margin	87,386	48,553	–	34,464
Prepaid expenses	14,767	8,751	24,227	18,237
Total assets	76,451,909	44,273,158	13,829,803	74,444,029
LIABILITIES:
Payables:
Investment securities purchased	2,215,096	–	–	1,034,990
Trust certificates	1,000,000	1,750,000	–	5,750,000
Capital shares reacquired	140,786	520	58,000	26,048
Management fees	29,328	17,067	4,648	26,752
12b-1 distribution fees	67,123	–	7,555	44,875
Interest expense and fees	15,620	27,446	–	84,435
Fund administration	2,878	1,536	466	2,534
Directors'/Trustees' fees	29,011	15,026	3,814	33,909
To bank	–	–	–	–
Distributions payable	233,935	129,646	32,586	196,974
Accrued expenses and other liabilities	42,957	37,057	30,384	47,844
Total liabilities	3,776,734	1,978,298	137,453	7,248,361
NET ASSETS	$72,675,175	$42,294,860	$13,692,350	$67,195,668
COMPOSITION OF NET ASSETS:
Paid-in capital	$71,784,010	$41,762,588	$13,844,337	$69,266,561
Undistributed (distributions in excess of) net investment income	(227,484)	101,403	2,010	(173,119)
Accumulated net realized loss on investments and futures contracts	(3,817,014)	(2,457,511)	(295,896)	(6,236,635)
Net unrealized appreciation on investments and futures contracts	4,935,663	2,888,380	141,899	4,338,861
Net Assets	$72,675,175	$42,294,860	$13,692,350	$67,195,668
Net assets by class:
Class A Shares	$72,675,175	$42,294,860	$9,931,436	$61,066,722
Class B Shares	–	–	$833,909	–
Class C Shares	–	–	$2,916,078	$6,128,946
Class P Shares	–	–	$10,927	–
Outstanding shares by class*:
Class A Shares	7,276,285	8,311,840	1,015,061	12,931,793
Class B Shares	–	–	85,327	–
Class C Shares	–	–	298,383	1,295,982
Class P Shares	–	–	1,117	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.99	$5.09	$9.78	$4.72
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 3.25%)	$10.33	$5.26	$10.11	$4.88
Class B Shares–Net asset value	–	–	$9.77	–
Class C Shares–Net asset value	–	–	$9.77	$4.73
Class P Shares–Net asset value	–	–	$9.78	–

* Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001)
of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of
California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri,
Texas, and Washington. The Lord Abbett Municipal Income Trust has an unlimited number of shares of benefical interest authorized.

+ Formerly, Insured Intermediate Tax Free Fund.

See Notes to Financial Statements.

	Georgia	High Yield	Michigan	Pennsylvania
ASSETS:
Investments in securities, at cost	$135,100,937	$1,689,729,246	$72,241,980	$99,697,307
Investments in securities, at value	$139,747,875	$1,730,876,044	$76,215,185	$105,339,313
Cash	–	1,804,237	107,579	43,529
Deposits with brokers for futures collateral	108,900	2,710,400	72,600	69,300
Receivables:
Interest	2,192,977	25,283,681	1,208,280	1,492,510
Investment securities sold	–	6,840,849	–	30,000
Capital shares sold	1,192,362	8,500,062	35,055	39,065
From advisor	27,360	378,682	–	13,493
Variation margin	96,664	827,052	89,466	93,297
Prepaid expenses	14,723	117,798	14,322	14,649
Total assets	143,380,861	1,777,338,805	77,742,487	107,135,156
LIABILITIES:
Payables:
Investment securities purchased	1,322,861	38,995,482	–	2,902,350
Trust certificates	9,020,000	236,195,000	5,500,000	7,750,000
Capital shares reacquired	175,031	5,854,346	23,679	89,391
Management fees	49,108	572,418	27,494	36,543
12b-1 distribution fees	58,293	743,464	–	55,637
Interest expense and fees	155,955	2,277,379	55,238	91,716
Fund administration	4,571	47,423	2,591	3,466
Directors'/Trustees' fees	6,791	20,497	11,712	21,414
To bank	23,296	–	–	–
Distributions payable	381,643	4,742,692	218,357	286,176
Accrued expenses and other liabilities	50,402	223,319	47,460	45,055
Total liabilities	11,247,951	289,672,020	5,886,531	11,281,748
NET ASSETS	$132,132,910	$1,487,666,785	$71,855,956	$95,853,408
COMPOSITION OF NET ASSETS:
Paid-in capital	$128,300,646	$1,453,469,942	$70,455,891	$91,723,600
Undistributed (distributions in excess of) net investment income	(3,982)	1,021,898	(170,853)	(230,976)
Accumulated net realized loss on investments and futures contracts	(884,696)	(9,817,175)	(2,451,992)	(1,328,265)
Net unrealized appreciation on investments and futures contracts	4,720,942	42,992,120	4,022,910	5,689,049
Net Assets	$132,132,910	$1,487,666,785	$71,855,956	$95,853,408
Net assets by class:
Class A Shares	$132,132,910	$977,098,009	$71,855,956	$95,853,408
Class B Shares	–	$11,903	–	–
Class C Shares	–	$510,544,897	–	–
Class P Shares	–	$11,976	–	–
Outstanding shares by class*:
Class A Shares	23,427,935	61,245,447	13,692,926	18,309,569
Class B Shares	–	746.207	–	–
Class C Shares	–	32,006,239	–	–
Class P Shares	–	750.22	–	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$5.64	$15.95	$5.25	$5.24
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 3.25%)	$5.83	$16.49	$5.43	$5.42
Class B Shares–Net asset value	–	$15.95	–	–
Class C Shares–Net asset value	–	$15.95	–	–
Class P Shares–Net asset value	–	$15.96	–	–

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2007

	National	California	Connecticut	Hawaii
Investment income:
Interest	$15,666,679	$4,538,480	$2,658,520	$2,323,712
Dividends	12,195	1,102	29	–
Total investment income	15,678,874	4,539,582	2,658,549	2,323,712
Expenses:
Management fees	1,295,569	393,726	232,380	209,761
12b-1 distribution plan–Class A	870,011	278,937	180,740	161,707
12b-1 distribution plan–Class B	133,822	–	–	–
12b-1 distribution plan–Class C	225,729	77,983	–	–
Interest expense and fees	1,142,296	280,481	184,459	141,228
Shareholder servicing	142,435	34,032	20,944	18,088
Professional	26,182	19,570	17,796	18,599
Reports to shareholders	29,579	5,326	4,886	4,233
Fund administration	115,162	34,998	20,656	18,645
Custody	26,378	6,998	6,526	1,460
Directors' fees	5,262	1,629	890	823
Registration	32,749	17,639	11,100	11,308
Other	4,674	1,657	1,062	1,082
Gross expenses	4,049,848	1,152,976	681,439	586,934
Expense reductions (See Note 7)	(18,763)	(5,899)	(4,781)	(2,839)
Expenses assumed by advisor (See Note 3)	(281,391)	–	(227,750)	(160,009)
Net expenses	3,749,694	1,147,077	448,908	424,086
Net investment income	11,929,180	3,392,505	2,209,641	1,899,626
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	2,700,076	673,155	(65,898)	(44,457)
Net change in unrealized depreciation on investments and futures contracts	(3,784,963)	(980,721)	(418,990)	(235,636)
Net realized and unrealized loss	(1,084,887)	(307,566)	(484,888)	(280,093)
Net Increase in Net Assets Resulting From Operations	$10,844,293	$3,084,939	$1,724,753	$1,619,533

See Notes to Financial Statements.

	Minnesota	Missouri	New Jersey	New York
Investment income:
Interest	$1,282,762	$4,113,820	$3,390,370	$6,535,025
Dividends	–	–	969	2,334
Total investment income	1,282,762	4,113,820	3,391,339	6,537,359
Expenses:
Management fees	114,635	360,765	292,859	570,211
12b-1 distribution plan–Class A	–	280,595	224,190	404,033
12b-1 distribution plan–Class B	–	–	–	–
12b-1 distribution plan–Class C	–	–	–	89,399
Interest expense and fees	51,389	275,878	211,825	382,062
Shareholder servicing	13,838	42,486	32,313	55,846
Professional	17,169	19,067	17,036	20,349
Reports to shareholders	2,928	8,220	5,664	11,649
Fund administration	10,190	32,068	26,032	50,686
Custody	1,682	3,093	8,436	8,805
Directors' fees	453	1,468	1,202	2,275
Registration	10,489	12,075	11,608	19,488
Other	621	1,552	1,193	2,136
Gross expenses	223,394	1,037,267	832,358	1,616,939
Expense reductions (See Note 7)	(2,243)	(5,457)	(4,565)	(7,889)
Expenses assumed by advisor (See Note 3)	–	(157,367)	(77,450)	(368,449)
Net expenses	221,151	874,443	750,343	1,240,601
Net investment income	1,061,611	3,239,377	2,640,996	5,296,758
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	103,751	(51,082)	496,714	(17,710)
Net change in unrealized depreciation on investments and futures contracts	(178,929)	(192,261)	(1,014,202)	(726,218)
Net realized and unrealized loss	(75,178)	(243,343)	(517,488)	(743,928)
Net Increase in Net Assets Resulting From Operations	$986,433	$2,996,034	$2,123,508	$4,552,830

See Notes to Financial Statements.

Statements of Operations (unaudited)(continued)

For the Six Months Ended March 31, 2007

	Texas	Washington	Intermediate+	Florida
Investment income:
Interest	$2,047,074	$1,084,863	$256,597	$1,933,304
Dividends	2,829	5,135	1,067	117
Total investment income	2,049,903	1,089,998	257,664	1,933,421
Expenses:
Management fees	174,896	97,107	26,355	157,590
12b-1 distribution plan–Class A	135,128	–	16,542	109,772
12b-1 distribution plan–Class B	–	–	4,375	–
12b-1 distribution plan–Class C	–	–	14,195	31,418
12b-1 distribution plan–Class P	–	–	24	–
Interest expense and fees	21,376	35,240	–	124,731
Shareholder servicing	17,589	12,622	3,470	18,362
Professional	17,983	16,516	16,854	17,971
Reports to shareholders	4,264	3,019	846	4,870
Fund administration	15,546	8,632	2,635	14,008
Custody	4,787	3,662	3,152	6,698
Directors'/Trustees' fees	717	407	106	651
Registration	13,045	12,946	20,191	17,416
Other	836	721	993	941
Gross expenses	406,167	190,872	109,738	504,428
Expense reductions (See Note 7)	(3,286)	(2,245)	(2,027)	(3,423)
Expenses assumed by advisor (See Note 3)	(54,072)	–	(77,289)	(74,014)
Net expenses	348,809	188,627	30,422	426,991
Net investment income	1,701,094	901,371	227,242	1,506,430
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	194,008	100,723	(1,278)	246,862
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(834,576)	(199,174)	(34,973)	(696,789)
Net realized and unrealized gain (loss)	(640,568)	(98,451)	(36,251)	(449,927)
Net Increase in Net Assets Resulting From Operations	$1,060,526	$802,920	$190,991	$1,056,503

+ Formerly, Insured Intermediate Tax Free Fund.

See Notes to Financial Statements.

	Georgia	High Yield	Michigan	Pennsylvania
Investment income:
Interest	$3,067,196	$38,900,058	$1,900,770	$2,511,192
Dividends	–	41,219	–	556
Total investment income	3,067,196	38,941,277	1,900,770	2,511,748
Expenses:
Management fees	282,836	3,173,766	163,191	212,633
12b-1 distribution plan–Class A	170,355	1,513,144	–	150,599
12b-1 distribution plan–Class B	–	65	–	–
12b-1 distribution plan–Class C	–	2,175,387	–	–
12b-1 distribution plan–Class P	–	27	–	–
Interest expense and fees	173,941	4,036,068	108,606	150,697
Shareholder servicing	30,999	252,371	22,529	25,400
Professional	18,585	36,003	17,053	16,954
Reports to shareholders	7,103	98,928	4,351	4,896
Fund administration	25,141	259,951	14,506	18,901
Custody	2,661	41,167	4,958	4,476
Directors'/Trustees' fees	1,073	9,395	673	867
Registration	13,449	98,241	13,187	12,546
Other	1,162	11,677	829	898
Gross expenses	727,305	11,706,190	349,883	598,867
Expense reductions (See Note 7)	(4,069)	(60,442)	(2,658)	(3,553)
Expenses assumed by advisor (See Note 3)	(184,042)	(2,803,537)	–	(106,593)
Net expenses	539,194	8,842,211	347,225	488,721
Net investment income	2,528,002	30,099,066	1,553,545	2,023,027
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and futures contracts	(107,443)	(2,647,168)	26,354	36,522
Net change in unrealized appreciation (depreciation) on investments and futures contracts	69,378	12,933,401	(183,020)	(200,805)
Net realized and unrealized gain (loss)	(38,065)	10,286,233	(156,666)	(164,283)
Net Increase in Net Assets Resulting From Operations	$2,489,937	$40,385,299	$1,396,879	$1,858,744

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National		California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$11,929,180	$22,490,558	$3,392,505	$6,615,587
Net realized gain (loss) on investments and futures contracts	2,700,076	(1,749,091)	673,155	(224,764)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	7,480	–	1,835
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,784,963)	932,827	(980,721)	(497,738)
Net increase in net assets resulting from operations	10,844,293	21,681,774	3,084,939	5,894,920
Distributions to shareholders from:
Net investment income
Class A	(10,607,895)	(20,510,801)	(3,135,993)	(6,371,013)
Class B	(470,345)	(1,006,019)	–	–
Class C	(801,082)	(1,468,117)	(255,032)	(483,299)
Total distributions to shareholders	(11,879,322)	(22,984,937)	(3,391,025)	(6,854,312)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	39,443,366	70,020,603	8,159,278	14,893,601
Reinvestment of distributions	8,117,268	15,895,778	2,129,921	4,304,407
Cost of shares reacquired	(36,995,842)	(82,355,426)	(15,608,480)	(22,949,895)
Net increase (decrease) in net assets resulting from capital share transactions	10,564,792	3,560,955	(5,319,281)	(3,751,887)
Net increase (decrease) in net assets	9,529,763	2,257,792	(5,625,367)	(4,711,279)
NET ASSETS:
Beginning of period	$572,099,038	$569,841,246	$175,468,317	$180,179,596
End of period	$581,628,801	$572,099,038	$169,842,950	$175,468,317
Distributions in excess of net investment income	$(1,651,993)	$(1,701,851)	$(308,588)	$(310,068)

See Notes to Financial Statements.

	Connecticut		Hawaii
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$2,209,641	$4,002,637	$1,899,626	$3,320,137
Net realized gain (loss) on investments and futures contracts	(65,898)	(307,296)	(44,457)	(34,745)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	1,649	–	1,337
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(418,990)	(18,039)	(235,636)	(134,678)
Net increase in net assets resulting from operations	1,724,753	3,678,951	1,619,533	3,152,051
Distributions to shareholders from:
Net investment income
Class A	(2,239,320)	(4,020,361)	(1,919,448)	(3,420,720)
Class B	–	–	–	–
Class C	–	–	–	–
Total distributions to shareholders	(2,239,320)	(4,020,361)	(1,919,448)	(3,420,720)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	28,738,109	15,548,176	9,068,648	20,929,784
Reinvestment of distributions	1,195,154	2,171,918	1,313,351	2,417,923
Cost of shares reacquired	(9,699,601)	(11,926,976)	(5,539,572)	(9,939,801)
Net increase (decrease) in net assets resulting from capital share transactions	20,233,662	5,793,118	4,842,427	13,407,906
Net increase (decrease) in net assets	19,719,095	5,451,708	4,542,512	13,139,237
NET ASSETS:
Beginning of period	$96,529,744	$91,078,036	$91,356,666	$78,217,429
End of period	$116,248,839	$96,529,744	$95,899,178	$91,356,666
Distributions in excess of net investment income	$(334,558)	$(304,879)	$(277,079)	$(257,257)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Minnesota		Missouri
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$1,061,611	$1,902,408	$3,239,377	$6,592,050
Net realized gain (loss) on investments and futures contracts	103,751	(186,139)	(51,082)	(632,260)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	1,022	–	2,439
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(178,929)	161,852	(192,261)	75,501
Net increase in net assets resulting from operations	986,433	1,879,143	2,996,034	6,037,730
Distributions to shareholders from:
Net investment income
Class A	(1,052,547)	(1,892,036)	(3,274,753)	(6,501,513)
Class C	–	–	–	–
Net realized gain
Class A	–	–	–	(223,724)
Total distributions to shareholders	(1,052,547)	(1,892,036)	(3,274,753)	(6,725,237)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	3,879,839	10,976,320	7,943,775	13,703,246
Reinvestment of distributions	913,350	1,662,593	2,727,868	5,657,370
Cost of shares reacquired	(2,585,415)	(5,983,519)	(9,647,663)	(20,766,978)
Net increase (decrease) in net assets resulting from capital share transactions	2,207,774	6,655,394	1,023,980	(1,406,362)
Net increase (decrease) in net assets	2,141,660	6,642,501	745,261	(2,093,869)
NET ASSETS:
Beginning of period	$49,824,755	$43,182,254	$159,529,998	$161,623,867
End of period	$51,966,415	$49,824,755	$160,275,259	$159,529,998
Distributions in excess of net investment income	$(4,982)	$(14,046)	$(421,970)	$(386,594)

See Notes to Financial Statements.

	New Jersey		New York
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$2,640,996	$5,371,885	$5,296,758	$10,178,285
Net realized gain (loss) on investments and futures contracts	496,714	(406,161)	(17,710)	(886,686)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	2,114	–	2,228
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,014,202)	(464,678)	(726,218)	(225,320)
Net increase in net assets resulting from operations	2,123,508	4,503,160	4,552,830	9,068,507
Distributions to shareholders from:
Net investment income
Class A	(2,636,389)	(5,375,403)	(5,016,184)	(9,665,212)
Class C	–	–	(322,876)	(550,916)
Net realized gain
Class A	–	–	–	–
Total distributions to shareholders	(2,636,389)	(5,375,403)	(5,339,060)	(10,216,128)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	6,654,155	6,743,902	20,742,686	26,075,091
Reinvestment of distributions	1,405,819	2,908,469	3,227,578	6,351,061
Cost of shares reacquired	(7,368,565)	(15,357,276)	(16,205,681)	(25,655,829)
Net increase (decrease) in net assets resulting from capital share transactions	691,409	(5,704,905)	7,764,583	6,770,323
Net increase (decrease) in net assets	178,528	(6,577,148)	6,978,353	5,622,702
NET ASSETS:
Beginning of period	$130,742,243	$137,319,391	$249,722,938	$244,100,236
End of period	$130,920,771	$130,742,243	$256,701,291	$249,722,938
Distributions in excess of net investment income	$(352,279)	$(356,886)	$(891,586)	$(849,284)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Texas		Washington
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$1,701,094	$3,389,541	$901,371	$1,930,415
Net realized gain (loss) on investments and futures contracts	194,008	(138,598)	100,723	(77,360)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	395	–	209
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(834,576)	(707,020)	(199,174)	(183,267)
Net increase in net assets resulting from operations	1,060,526	2,544,318	802,920	1,669,997
Distributions to shareholders from:
Net investment income
Class A	(1,694,767)	(3,399,287)	(941,897)	(2,007,376)
Class B	–	–	–	–
Class C	–	–	–	–
Class P	–	–	–	–
Total distributions to shareholders	(1,694,767)	(3,399,287)	(941,897)	(2,007,376)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	2,883,759	9,751,864	961,953	2,505,824
Reinvestment of distributions	1,321,569	2,579,479	697,099	1,549,271
Cost of shares reacquired	(10,258,240)	(8,138,690)	(3,255,146)	(7,397,010)
Net increase (decrease) in net assets resulting from capital share transactions	(6,052,912)	4,192,653	(1,596,094)	(3,341,915)
Net increase (decrease) in net assets	(6,687,153)	3,337,684	(1,735,071)	(3,679,294)
NET ASSETS:
Beginning of period	$79,362,328	$76,024,644	$44,029,931	$47,709,225
End of period	$72,675,175	$79,362,328	$42,294,860	$44,029,931
Undistributed (distributions in excess of) net investment income	$(227,484)	$(233,811)	$101,403	$141,929

+ Formerly, Insured Intermediate Tax Free Fund.

See Notes to Financial Statements.

	Intermediate+		Florida
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$227,242	$365,355	$1,506,430	$3,079,077
Net realized gain (loss) on investments and futures contracts	(1,278)	(156,652)	246,862	(348,903)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	–	–	465
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(34,973)	162,395	(696,789)	(109,591)
Net increase in net assets resulting from operations	190,991	371,098	1,056,503	2,621,048
Distributions to shareholders from:
Net investment income
Class A	(172,661)	(265,545)	(1,350,745)	(2,814,257)
Class B	(12,891)	(22,144)	–	–
Class C	(41,554)	(94,416)	(111,967)	(239,523)
Class P	(189)	(345)	–	–
Total distributions to shareholders	(227,295)	(382,450)	(1,462,712)	(3,053,780)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	4,864,371	5,327,011	2,504,361	5,231,473
Reinvestment of distributions	137,037	245,314	791,919	1,626,126
Cost of shares reacquired	(2,149,544)	(7,185,544)	(6,317,541)	(11,320,232)
Net increase (decrease) in net assets resulting from capital share transactions	2,851,864	(1,613,219)	(3,021,261)	(4,462,633)
Net increase (decrease) in net assets	2,815,560	(1,624,571)	(3,427,470)	(4,895,365)
NET ASSETS:
Beginning of period	$10,876,790	$12,501,361	$70,623,138	$75,518,503
End of period	$13,692,350	$10,876,790	$67,195,668	$70,623,138
Undistributed (distributions in excess of) net investment income	$2,010	$2,063	$(173,119)	$(216,837)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Georgia		High Yield
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$2,528,002	$4,344,538	$30,099,066	$37,332,474
Net realized gain (loss) on investments and futures contracts	(107,443)	(675,095)	(2,647,168)	(6,583,426)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	2,300	–	–
Net change in unrealized appreciation (depreciation) on investments and futures contracts	69,378	432,358	12,933,401	30,035,616
Net increase in net assets resulting from operations	2,489,937	4,104,101	40,385,299	60,784,664
Distributions to shareholders from:
Net investment income
Class A	(2,554,368)	(4,411,251)	(20,924,523)	(25,120,264)
Class B	–	–	(285)	(525)
Class C	–	–	(9,429,677)	(10,469,289)
Class P	–	–	(285)	(559)
Total distributions to shareholders	(2,554,368)	(4,411,251)	(30,354,770)	(35,590,637)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	19,041,740	24,478,398	502,939,633	722,189,407
Reinvestment of distributions	2,021,834	3,610,374	16,646,269	19,526,867
Cost of shares reacquired	(7,685,016)	(12,849,618)	(123,609,612)	(123,538,303)
Net increase (decrease) in net assets resulting from capital share transactions	13,378,558	15,239,154	395,976,290	618,177,971
Net increase (decrease) in net assets	13,314,127	14,932,004	406,006,819	643,371,998
NET ASSETS:
Beginning of period	$118,818,783	$103,886,779	$1,081,659,966	$438,287,968
End of period	$132,132,910	$118,818,783	$1,487,666,785	$1,081,659,966
Undistributed (distributions in excess of) net investment income	$(3,982)	$22,384	$1,021,898	$1,277,602

See Notes to Financial Statements.

	Michigan		Pennsylvania
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006	For the Six Months Ended March 31, 2007 (unaudited)	For the Year Ended September 30, 2006
Operations:
Net investment income	$1,553,545	$3,128,979	$2,023,027	$3,985,620
Net realized gain (loss) on investments and futures contracts	26,354	(498,759)	36,522	(367,834)
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–	424	–	1,463
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(183,020)	(71,258)	(200,805)	(664,199)
Net increase in net assets resulting from operations	1,396,879	2,559,386	1,858,744	2,955,050
Distributions to shareholders from:
Net investment income
Class A	(1,532,988)	(3,114,405)	(1,987,256)	(3,986,795)
Class B	–	–	–	–
Class C	–	–	–	–
Class P	–	–	–	–
Total distributions to shareholders	(1,532,988)	(3,114,405)	(1,987,256)	(3,986,795)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	3,386,247	5,905,712	5,966,572	4,694,173
Reinvestment of distributions	1,146,730	2,289,942	1,175,386	2,324,459
Cost of shares reacquired	(5,597,228)	(10,446,629)	(4,930,188)	(9,285,564)
Net increase (decrease) in net assets resulting from capital share transactions	(1,064,251)	(2,250,975)	2,211,770	(2,266,932)
Net increase (decrease) in net assets	(1,200,360)	(2,805,994)	2,083,258	(3,298,677)
NET ASSETS:
Beginning of period	$73,056,316	$75,862,310	$93,770,150	$97,068,827
End of period	$71,855,956	$73,056,316	$95,853,408	$93,770,150
Undistributed (distributions in excess of) net investment income	$(170,853)	$(191,410)	$(230,976)	$(266,747)

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended March 31, 2007

INCREASE (DECREASE) IN CASH	High Yield
Cash flows used for operating activities:
Net increase in net assets resulting from operations	$40,385,299
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(805,254,432)
Proceeds from disposition of long-term portfolio investments	345,592,076
Purchases of short-term portfolio investments, net	(6,307,218)
Increase in deposits with brokers for futures collateral	(1,152,500)
Increase in interest receivable	(8,161,379)
Increase in receivable for investments sold	(6,825,849)
Decrease in receivable from advisor	321,426
Increase in prepaid expenses	(30,672)
Increase in variation margin receivable and payments for futures variation margins	(754,698)
Decrease in payable for investments purchased	(16,545,818)
Increase in management fee payable	172,077
Increase in interest expense and fees payable	997,630
Increase in 12b-1 distribution fees payable	244,079
Increase in fund administration fee payable	15,174
Decrease in Trustees' fees payable	(465)
Increase in accrued expenses and other liabilities	4,952
Net premium amortization on investments	1,135,317
Unrealized appreciation on investments and futures contracts	(11,088,079)
Net realized loss on investments and futures contracts	2,647,168
Net cash used for operating activities	(464,605,912)
Cash flows provided by financing activities*:
Proceeds from shares sold	510,069,359
Payment on shares redeemed	(122,408,379)
Cash dividends paid	(12,378,533)
Proceeds from trust certificates	236,195,000
Repayment of trust certificates	(151,405,000)
Net cash provided by financing activities	460,072,447
Net decrease in cash	(4,533,465)
Cash at beginning of period	$6,337,702
Cash at end of period	$1,804,237

* Non cash financing activities not included herein consist of reinvestment of distributions of $16,646,269.

See Notes to Financial Statements.

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.52		$11.55		$11.49	$11.50	$11.73	$11.33
Investment operations:
Net investment income(a)	.24		.46		.47	.47	.50	.54
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.02)		(.02)		.05	(.01)	(.22)	.40
Total from investment operations	.22		.44		.52	.46	.28	.94
Distributions to shareholders from net investment income	(.24)		(.47)		(.46)	(.47)	(.51)	(.54)
Net asset value, end of period	$11.50		$11.52		$11.55	$11.49	$11.50	$11.73
Total Return(b)	1.94	%(f)	3.94	%(d)	4.53%	4.10%	2.48%	8.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.41	%(f)	.92%		.93%	.96%	.98%	1.03%
Expenses, excluding expense reductions and including expenses assumed	.61	%(f)	1.20%		1.13%	1.06%	1.05%	1.07%
Expenses, excluding expense reductions and expenses assumed	.66	%(f)	1.20%		1.14%	1.10%	1.05%	1.07%
Net investment income	2.11	%(f)	4.04%		4.03%	4.07%	4.33%	4.74%
Supplemental Data:
Net assets, end of period (000)	$509,352		$499,778		$497,310	$500,519	$515,694	$530,563
Portfolio turnover rate	22.83	%(f)	72.24%		118.31%	168.36%	198.28%	62.38%

See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.56		$11.58		$11.52	$11.53	$11.76	$11.36
Investment operations:
Net investment income(a)	.21		.39		.39	.39	.42	.47
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.02)		(.02)		.05	(.01)	(.21)	.40
Total from investment operations	.19		.37		.44	.38	.21	.87
Distributions to shareholders from net investment income	(.20)		(.39)		(.38)	(.39)	(.44)	(.47)
Net asset value, end of period	$11.55		$11.56		$11.58	$11.52	$11.53	$11.76
Total Return(b)	1.67	%(f)	3.32	%(d)	3.83%	3.40%	1.86%	7.88%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.74	%(f)	1.58%		1.58%	1.61%	1.63%	1.65%
Expenses, excluding expense reductions and including expenses assumed	.94	%(f)	1.86%		1.78%	1.71%	1.70%	1.69%
Expenses, excluding expense reductions and expenses assumed	.99	%(f)	1.86%		1.79%	1.75%	1.70%	1.69%
Net investment income	1.78	%(f)	3.39%		3.38%	3.42%	3.68%	4.12%
Supplemental Data:
Net assets, end of period (000)	$25,860		$27,871		$31,209	$34,263	$39,122	$36,250
Portfolio turnover rate	22.83	%(f)	72.24%		118.31%	168.36%	198.28%	62.38%

See Notes to Financial Statements.

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.54		$11.57		$11.50	$11.52	$11.76	$11.35
Investment operations:
Net investment income(a)	.21		.39		.39	.39	.42	.47
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	-
Net realized and unrealized gain (loss)	(.03)		(.02)		.06	(.02)	(.22)	.41
Total from investment operations	.18		.37		.45	.37	.20	.88
Distributions to shareholders from net investment income	(.20)		(.40)		(.38)	(.39)	(.44)	(.47)
Net asset value, end of period	$11.52		$11.54		$11.57	$11.50	$11.52	$11.76
Total Return(b)	1.60	%(f)	3.26	%(d)	3.93%	3.32%	1.80%	7.95%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.74	%(f)	1.58%		1.58%	1.61%	1.63%	1.61%
Expenses, excluding expense reductions and including expenses assumed	.94	%(f)	1.86%		1.78%	1.71%	1.70%	1.65%
Expenses, excluding expense reductions and expenses assumed	.99	%(f)	1.86%		1.79%	1.75%	1.70%	1.65%
Net investment income	1.78	%(f)	3.39%		3.38%	3.42%	3.68%	4.16%
Supplemental Data:
Net assets, end of period (000)	$46,417		$44,450		$41,322	$43,409	$49,474	$44,727
Portfolio turnover rate	22.83	%(f)	72.24%		118.31%	168.36%	198.28%	62.38%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Not annualized.

See Notes to Financial Statements.

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$10.91		$10.96		$10.86	$10.80	$11.19	$10.89
Investment operations:
Net investment income(a)	.21		.41		.44	.43	.46	.52
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.02)		(.03)		.08	.07	(.36)	.29
Total from investment operations	.19		.38		.52	.50	.10	.81
Distributions to shareholders from net investment income	(.21)		(.43)		(.42)	(.44)	(.49)	(.51)
Net asset value, end of period	$10.89		$10.91		$10.96	$10.86	$10.80	$11.19
Total Return(b)	1.79	%(f)	3.52	%(d)	4.88%	4.73%	.94%	7.65%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.47	%(f)	.93%		.94%	.99%	.99%	1.03%
Expenses, excluding expense reductions and including expenses assumed	.63	%(f)	1.07%		1.01%	1.03%	1.03%	1.07%
Expenses, excluding expense reductions and expenses assumed	.63	%(f)	1.07%		1.01%	1.03%	1.03%	1.07%
Net investment income	1.96	%(f)	3.79%		4.01%	3.97%	4.27%	4.82%
Supplemental Data:
Net assets, end of period (000)	$153,599		$160,416		$166,227	$165,270	$178,156	$192,181
Portfolio turnover rate	19.19	%(f)	47.86%		42.23%	28.04%	84.31%	44.20%

See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$10.92		$10.97		$10.87	$10.80	$11.20	$10.91
Investment operations:
Net investment income(a)	.18		.34		.37	.36	.39	.46
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.02)		(.03)		.08	.08	(.37)	.27
Total from investment operations	.16		.31		.45	.44	.02	.73
Distributions to shareholders from net investment income	(.18)		(.36)		(.35)	(.37)	(.42)	(.44)
Net asset value, end of period	$10.90		$10.92		$10.97	$10.87	$10.80	$11.20
Total Return(b)	1.45	%(f)	2.87	%(d)	4.20%	4.14%	.26%	6.94%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.79	%(f)	1.58%		1.58%	1.63%	1.63%	1.61%
Expenses, excluding expense reductions and including expenses assumed	.95	%(f)	1.72%		1.65%	1.67%	1.67%	1.65%
Expenses, excluding expense reductions and expenses assumed	.95	%(f)	1.72%		1.65%	1.67%	1.67%	1.65%
Net investment income	1.64	%(f)	3.14%		3.37%	3.32%	3.63%	4.22%
Supplemental Data:
Net assets, end of period (000)	$16,244		$15,052		$13,953	$13,953	$16,183	$14,290
Portfolio turnover rate	19.19	%(f)	47.86%		42.23%	28.04%	84.31%	44.20%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Not annualized.

See Notes to Financial Statements.

Financial Highlights

CONNECTICUT TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$10.51		$10.56		$10.61	$10.55	$10.71	$10.32
Investment operations:
Net investment income(a)	.22		.45		.44	.43	.46	.50
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.04)		(.04)		(.05)	.08	(.16)	.38
Total from investment operations	.18		.41		.39	.51	.30	.88
Distributions to shareholders from net investment income	(.23)		(.46)		(.44)	(.45)	(.46)	(.49)
Net asset value, end of period	$10.46		$10.51		$10.56	$10.61	$10.55	$10.71
Total Return(b)	1.70	%(f)	3.96	%(d)	3.74%	4.92%	2.95%	8.79%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.26	%(f)	.52%		.79%	1.00%	1.01%	1.03%
Expenses, excluding expense reductions and including expenses assumed	.44	%(f)	.76%		.92%	1.07%	1.07%	1.07%
Expenses, excluding expense reductions and expenses assumed	.66	%(f)	1.20%		1.09%	1.07%	1.07%	1.07%
Net investment income	2.13	%(f)	4.34%		4.11%	4.09%	4.33%	4.82%
Supplemental Data:
Net assets, end of period (000)	$116,249		$96,530		$91,078	$89,985	$96,469	$100,358
Portfolio turnover rate	1.38	%(f)	31.96%		9.72%	19.20%	39.65%	40.17%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Not annualized.

See Notes to Financial Statements.

Financial Highlights

HAWAII TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.01		$5.04		$5.08	$5.08	$5.20	$5.01
Investment operations:
Net investment income(a)	.10	(f)	.20		.20	.21	.21	.23
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.01)		(.02)		(.04)	– (c)	(.12)	.20
Total from investment operations	.09		.18		.16	.21	.09	.43
Distributions to shareholders from net investment income	(.10)		(.21)		(.20)	(.21)	(.21)	(.24)
Net asset value, end of period	$5.00		$5.01		$5.04	$5.08	$5.08	$5.20
Total Return(b)	1.86	%(g)	3.60	%(d)	3.28%	4.18%	1.86%	8.78%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.30	%(g)	.71%		.95%	1.01%	.99%	1.05%
Expenses, excluding expense reductions and including expenses assumed	.45	%(g)	.90%		1.05%	1.06%	1.05%	1.08%
Expenses, excluding expense reductions and expenses assumed	.62	%(g)	1.14%		1.05%	1.06%	1.05%	1.08%
Net investment income	2.03	%(g)	4.01%		3.98%	4.13%	4.20%	4.60%
Supplemental Data:
Net assets, end of period (000)	$95,899		$91,357		$78,217	$69,598	$75,117	$79,988
Portfolio turnover rate	3.94	%(g)	38.26%		18.22%	6.12%	27.07%	24.30%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

MINNESOTA TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.18		$5.19		$5.15	$5.14	$5.18	$5.00
Investment operations:
Net investment income(a)	.11	(f)	.21		.21	.20	.21	.24
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.01)		(.01)		.03	.01	(.03)	.18
Total from investment operations	.10		.20		.24	.21	.18	.42
Distributions to shareholders from net investment income	(.11)		(.21)		(.20)	(.20)	(.22)	(.24)
Net asset value, end of period	$5.17		$5.18		$5.19	$5.15	$5.14	$5.18
Total Return(b)	1.88	%(g)	4.00	%(d)	4.74%	4.24%	3.57%	8.56%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.33	%(g)	.67%		.67%	.68%	.69%	.46%
Expenses, excluding expense reductions and including expenses assumed	.43	%(g)	.75%		.68%	.68%	.72%	.50%
Expenses, excluding expense reductions and expenses assumed	.43	%(g)	.75%		.68%	.68%	.72%	.75%
Net investment income	2.08	%(g)	4.14%		4.05%	4.00%	4.03%	4.79%
Supplemental Data:
Net assets, end of period (000)	$51,966		$49,825		$43,182	$38,488	$37,016	$27,568
Portfolio turnover rate	9.98	%(g)	24.81%		17.42%	24.67%	35.15%	22.33%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

MISSOURI TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.33		$5.35		$5.34	$5.36	$5.41	$5.25
Investment operations:
Net investment income(a)	.11	(f)	.22		.22	.20	.22	.23
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.01)		(.02)		– (c)	– (c)	(.05)	.16
Total from investment operations	.10		.20		.22	.20	.17	.39
Distributions to shareholders from:
Net investment income	(.11)		(.21)		(.21)	(.22)	(.22)	(.23)
Net realized gain	–		(.01)		–	–	–	–
Total distributions	(.11)		(.22)		(.21)	(.22)	(.22)	(.23)
Net asset value, end of period	$5.32		$5.33		$5.35	$5.34	$5.36	$5.41
Total Return(b)	1.86	%(g)	3.92	%(d)	4.26%	3.77%	3.18%	7.67%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.37	%(g)	.57%		.67%	1.01%	1.00%	1.03%
Expenses, excluding expense reductions and including expenses assumed	.55	%(g)	.78%		.81%	1.07%	1.07%	1.07%
Expenses, excluding expense reductions and expenses assumed	.65	%(g)	1.16%		1.09%	1.07%	1.07%	1.07%
Net investment income	2.01	%(g)	4.14%		4.02%	3.85%	4.19%	4.44%
Supplemental Data:
Net assets, end of period (000)	$160,275		$159,530		$161,624	$155,906	$153,488	$145,006
Portfolio turnover rate	6.07	%(g)	27.30%		25.49%	40.33%	46.68%	70.37%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

NEW JERSEY TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.17		$5.20		$5.18	$5.20	$5.37	$5.21
Investment operations:
Net investment income(a)	.10	(f)	.21		.21	.22	.24	.25
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.02)		(.03)		.02	(.02)	(.17)	.15
Total from investment operations	.08		.18		.23	.20	.07	.40
Distributions to shareholders from net investment income	(.10)		(.21)		(.21)	(.22)	(.24)	(.24)
Net asset value, end of period	$5.15		$5.17		$5.20	$5.18	$5.20	$5.37
Total Return(b)	1.64	%(g)	3.51	%(d)	4.42%	3.89%	1.31%	7.96%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.41	%(g)	.86%		.95%	1.00%	1.00%	1.03%
Expenses, excluding expense reductions and including expenses assumed	.58	%(g)	1.10%		1.10%	1.05%	1.05%	1.07%
Expenses, excluding expense reductions and expenses assumed	.64	%(g)	1.22%		1.10%	1.05%	1.05%	1.07%
Net investment income	2.02	%(g)	4.03%		4.02%	4.18%	4.49%	4.77%
Supplemental Data:
Net assets, end of period (000)	$130,921		$130,742		$137,319	$139,462	$153,797	$164,733
Portfolio turnover rate	9.60	%(g)	28.99%		28.46%	31.47%	67.84%	92.51%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.27		$11.32		$11.41	$11.42	$11.66	$11.16
Investment operations:
Net investment income(a)	.24		.48		.48	.48	.52	.54
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.04)		(.05)		(.09)	– (c)	(.24)	.49
Total from investment operations	.20		.43		.39	.48	.28	1.03
Distributions to shareholders from net investment income	(.24)		(.48)		(.48)	(.49)	(.52)	(.53)
Net asset value, end of period	$11.23		$11.27		$11.32	$11.41	$11.42	$11.66
Total Return(b)	1.78	%(f)	3.92	%(d)	3.43%	4.33%	2.55%	9.50%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.31	%(f)	.62%		.76%	.94%	.96%	1.03%
Expenses, excluding expense reductions and including expenses assumed	.46	%(f)	.80%		.86%	1.00%	1.02%	1.09%
Expenses, excluding expense reductions and expenses assumed	.61	%(f)	1.11%		1.04%	1.05%	1.02%	1.09%
Net investment income	2.11	%(f)	4.27%		4.16%	4.27%	4.54%	4.80%
Supplemental Data:
Net assets, end of period (000)	$236,508		$233,101		$229,598	$237,349	$247,153	$252,831
Portfolio turnover rate	8.08	%(f)	69.19%		57.03%	46.33%	46.11%	48.56%

See Notes to Financial Statements.

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.27		$11.32		$11.40	$11.42	$11.67	$11.17
Investment operations:
Net investment income(a)	.20		.40		.40	.41	.44	.48
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.04)		(.04)		(.08)	(.01)	(.23)	.49
Total from investment operations	.16		.36		.32	.40	.21	.97
Distributions to shareholders from net investment income	(.20)		(.41)		(.40)	(.42)	(.46)	(.47)
Net asset value, end of period	$11.23		$11.27		$11.32	$11.40	$11.42	$11.67
Total Return(b)	1.45	%(f)	3.25	%(d)	2.87%	3.57%	1.88%	8.90%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.64	%(f)	1.28%		1.41%	1.59%	1.63%	1.51%
Expenses, excluding expense reductions and including expenses assumed	.79	%(f)	1.46%		1.51%	1.65%	1.69%	1.57%
Expenses, excluding expense reductions and expenses assumed	.94	%(f)	1.77%		1.69%	1.70%	1.69%	1.57%
Net investment income	1.77	%(f)	3.61%		3.51%	3.62%	3.87%	4.32%
Supplemental Data:
Net assets, end of period (000)	$20,193		$16,622		$14,502	$12,317	$12,379	$8,798
Portfolio turnover rate	8.08	%(f)	69.19%		57.03%	46.33%	46.11%	48.56%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Not annualized.

See Notes to Financial Statements.

Financial Highlights

TEXAS TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$10.07		$10.18		$10.28	$10.36	$10.47	$9.99
Investment operations:
Net investment income(a)	.22	(f)	.44		.44	.44	.46	.45
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	-	-	-	-
Net realized and unrealized gain (loss)	(.08)		(.11)		(.10)	(.07)	(.13)	.48
Total from investment operations	.14		.33		.34	.37	.33	.93
Distributions to shareholders from net investment income	(.22)		(.44)		(.44)	(.45)	(.44)	(.45)
Net asset value, end of period	$9.99		$10.07		$10.18	$10.28	$10.36	$10.47
Total Return(b)	1.38	%(g)	3.33	%(d)	3.35%	3.62%	3.32%	9.55%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.42	%(g)	.84%		.95%	1.06%	1.02%	1.00%
Expenses, excluding expense reductions and including expenses assumed	.45	%(g)	.89%		1.01%	1.10%	1.06%	1.05%
Expenses, excluding expense reductions and expenses assumed	.52	%(g)	1.03%		1.04%	1.10%	1.06%	1.08%
Net investment income	2.18	%(g)	4.35%		4.28%	4.29%	4.44%	4.49%
Supplemental Data:
Net assets, end of period (000)	$72,675		$79,362		$76,025	$75,586	$79,185	$81,369
Portfolio turnover rate	7.69	%(g)	35.35%		44.94%	20.80%	55.30%	86.19%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

WASHINGTON TAX FREE FUND

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.10		$5.14		$5.16	$5.21	$5.32	$5.15
Investment operations:
Net investment income(a)	.11	(f)	.21		.23	.23	.24	.26
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.01)		(.03)		(.01)	(.04)	(.10)	.17
Total from investment operations	.10		.18		.22	.19	.14	.43
Distributions to shareholders from net investment income	(.11)		(.22)		(.24)	(.24)	(.25)	(.26)
Net asset value, end of period	$5.09		$5.10		$5.14	$5.16	$5.21	$5.32
Total Return(b)	1.99	%(g)	3.67	%(d)	4.24%	3.75%	2.75%	8.71%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.35	%(g)	.69%		.65%	.70%	.68%	.71%
Expenses, excluding expense reductions and including expenses assumed	.43	%(g)	.83%		.79%	.80%	.78%	.78%
Expenses, excluding expense reductions and expenses assumed	.44	%(g)	.84%		.79%	.80%	.78%	.78%
Net investment income	2.08	%(g)	4.22%		4.36%	4.49%	4.68%	5.14%
Supplemental Data:
Net assets, end of period (000)	$42,295		$44,030		$47,709	$48,834	$50,497	$49,049
Portfolio turnover rate	2.45	%(g)	25.37%		33.35%	45.96%	54.34%	30.81%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERMEDIATE TAX FREE FUND (formerly, Insured Intermediate Tax Free Fund)

	Class A Shares
	Six Months Ended 3/31/2007		Year Ended 9/30				6/23/2003(a) to
	(unaudited)		2006	2005	2004		9/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$9.81		$9.80	$9.95	$9.94		$10.00
Unrealized depreciation on investments							(.01)
Net asset value on SEC Effective Date, June 30, 2003							$9.99
Investment operations:
Net investment income(b)	.18		.32	.30	.27		.06
Net realized and unrealized gain (loss)	(.03)		.03	(.17)	.01		(.05)
Total from investment operations	.15		.35	.13	.28		.01
Distributions to shareholders from net investment income	(.18)		(.34)	(.28)	(.27)		(.06)
Net asset value, end of period	$9.78		$9.81	$9.80	$9.95		$9.94
Total Return(d)							(.10	)%(e)(f)
Total Return(d)	1.53	%(e)	3.67%	1.36%	2.84%		.16	%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.13	%(e)	.25%	.25%	.25	%†	.07	%(e)†
Expenses, excluding expense reductions and including expenses assumed	.14	%(e)	.27%	.27%	.26	%†	.07	%(e)†
Expenses, excluding expense reductions and expenses assumed	.73	%(e)	1.66%	1.42%	2.35	%†	2.47	%(e)†
Net investment income	1.82	%(e)	3.34%	3.01%	2.70	%†	.66	%(e)†
Supplemental Data:
Net assets, end of period (000)	$9,931		$7,234	$7,941	$6,360		$3,673
Portfolio turnover rate	11.17	%(e)	100.82%	42.10%	60.08%		107.99%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND (formerly, Insured Intermediate Tax Free Fund)

	Class B Shares
	Six Months Ended 3/31/2007		Year Ended 9/30				6/23/2003(a) to
	(unaudited)		2006	2005	2004		9/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$9.80		$9.79	$9.94	$9.93		$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income(b)	.14		.26	.21	.20		.05
Net realized and unrealized gain (loss)	(.03)		.02	(.16)	–	(c)	(.05)
Total from investment operations	.11		.28	.05	.20		–
Distributions to shareholders from net investment income	(.14)		(.27)	(.20)	(.19)		(.05)
Net asset value, end of period	$9.77		$9.80	$9.79	$9.94		$9.93
Total Return(d)							(.20	)%(e)(f)
Total Return(d)	1.16	%(e)	2.92%	.55%	2.09%		.04	%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.50	%(e)	1.00%	1.00%	1.00	%†	.27	%(e)†
Expenses, excluding expense reductions and including expenses assumed	.51	%(e)	1.02%	1.02%	1.01	%†	.27	%(e)†
Expenses, excluding expense reductions and expenses assumed	1.07	%(e)	2.32%	2.11%	3.00	%†	2.64	%(e)†
Net investment income	1.47	%(e)	2.67%	2.15%	1.95	%†	.46	%(e)†
Supplemental Data:
Net assets, end of period (000)	$834		$848	$775	$311		$312
Portfolio turnover rate	11.17	%(e)	100.82%	42.10%	60.08%		107.99%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND (formerly, Insured Intermediate Tax Free Fund)

	Class C Shares
	Six Months Ended 3/31/2007		Year Ended 9/30				6/23/2003(a) to
	(unaudited)		2006	2005	2004		9/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$9.80		$9.79	$9.94	$9.93		$10.00
Unrealized depreciation on investments							(.02)
Net asset value on SEC Effective Date, June 30, 2003							$9.98
Investment operations:
Net investment income(b)	.14		.25	.23	.20		.05
Net realized and unrealized gain (loss)	(.03)		.03	(.17)	–	(c)	(.05)
Total from investment operations	.11		.28	.06	.20		–
Distributions to shareholders from net investment income	(.14)		(.27)	(.21)	(.19)		(.05)
Net asset value, end of period	$9.77		$9.80	$9.79	$9.94		$9.93
Total Return(d)							(.20	)%(e)(f)
Total Return(d)	1.16	%(e)	2.90%	.61%	2.05%		(.04	)%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.50	%(e)	1.00%	1.00%	1.00	%†	.27	%(e)†
Expenses, excluding expense reductions and including expenses assumed	.51	%(e)	1.02%	1.02%	1.01	%†	.27	%(e)†
Expenses, excluding expense reductions and expenses assumed	1.07	%(e)	2.31%	2.06%	3.00	%†	2.64	%(e)†
Net investment income	1.46	%(e)	2.59%	2.28%	1.95	%†	.46	%(e)†
Supplemental Data:
Net assets, end of period (000)	$2,916		$2,784	$3,775	$3,297		$313
Portfolio turnover rate	11.17	%(e)	100.82%	42.10%	60.08%		107.99%

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND (formerly, Insured Intermediate Tax Free Fund)

	Class P Shares
	Six Months Ended 3/31/2007		Year Ended 9/30				6/23/2003(a) to
	(unaudited)		2006	2005	2004		9/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$9.81		$9.80	$9.95	$9.94		$10.00
Unrealized depreciation on investments							(.01)
Net asset value on SEC Effective Date, June 30, 2003							$9.99
Investment operations:
Net investment income(b)	.17		.31	.28	.25		.06
Net realized and unrealized gain (loss)	(.03)		.02	(.17)	.01		(.05)
Total from investment operations	.14		.33	.11	.26		.01
Distributions to shareholders from net investment income	(.17)		(.32)	(.26)	(.25)		(.06)
Net asset value, end of period	$9.78		$9.81	$9.80	$9.95		$9.94
Total Return(d)							(.10	)%(e)(f)
Total Return(d)	1.44	%(e)	3.46%	1.16%	2.65%		.11	%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.23	%(e)	.45%	.45%	.45	%†	.12	%(e)†
Expenses, excluding expense reductions and including expenses assumed	.24	%(e)	.47%	.47%	.46	%†	.12	%(e)†
Expenses, excluding expense reductions and expenses assumed	.80	%(e)	1.77%	1.50%	2.45	%†	2.49	%(e)†
Net investment income	1.74	%(e)	3.15%	2.83%	2.50	%†	.61	%(e)†
Supplemental Data:
Net assets, end of period (000)	$11		$11	$10	$10		$10
Portfolio turnover rate	11.17	%(e)	100.82%	42.10%	60.08%		107.99%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 6/23/2003 through 6/30/2003.

(g) Total return for the period 6/30/2003 through 9/30/2003.

See Notes to Financial Statements.

Financial Highlights

FLORIDA TAX FREE TRUST

	Class A Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$4.75		$4.78		$4.82	$4.88	$4.97	$4.82
Investment operations:
Net investment income(a)	.10	(f)	.20		.20	.20	.21	.23
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.03)		(.03)		(.03)	(.05)	(.09)	.15
Total from investment operations	.07		.17		.17	.15	.12	.38
Distributions to shareholders from net investment income	(.10)		(.20)		(.21)	(.21)	(.21)	(.23)
Net asset value, end of period	$4.72		$4.75		$4.78	$4.82	$4.88	$4.97
Total Return(b)	1.49	%(g)	3.70	%(d)	3.48%	3.13%	2.62%	8.10%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.40	%(g)	.75%		.76%	1.02%	1.04%	1.07%
Expenses, excluding expense reductions and including expenses assumed	.58	%(g)	1.01%		1.01%	1.15%	1.16%	1.20%
Expenses, excluding expense reductions and expenses assumed	.69	%(g)	1.28%		1.25%	1.15%	1.16%	1.20%
Net investment income	2.18	%(g)	4.30%		4.21%	4.24%	4.33%	4.74%
Supplemental Data:
Net assets, end of period (000)	$61,067		$64,392		$68,633	$72,995	$78,278	$84,325
Portfolio turnover rate	6.30	%(g)	42.91%		40.27%	68.15%	80.05%	75.89%

See Notes to Financial Statements.

Financial Highlights (concluded)

FLORIDA TAX FREE TRUST

	Class C Shares
	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$4.76		$4.78		$4.83	$4.89	$4.98	$4.83
Investment operations:
Net investment income(a)	.09	(f)	.17		.17	.17	.18	.20
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	(.04)		(.02)		(.04)	(.05)	(.09)	.14
Total from investment operations	.05		.15		.13	.12	.09	.34
Distributions to shareholders from net investment income	(.08)		(.17)		(.18)	(.18)	(.18)	(.19)
Net asset value, end of period	$4.73		$4.76		$4.78	$4.83	$4.89	$4.98
Total Return(b)	1.15	%(g)	3.29	%(d)	2.65%	2.44%	1.97%	7.32%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.73	%(g)	1.40%		1.40%	1.67%	1.71%	1.73%
Expenses, excluding expense reductions and including expenses assumed	.91	%(g)	1.66%		1.65%	1.80%	1.83%	1.86%
Expenses, excluding expense reductions and expenses assumed	1.02	%(g)	1.91%		1.87%	1.80%	1.83%	1.86%
Net investment income	1.85	%(g)	3.65%		3.55%	3.59%	3.66%	4.08%
Supplemental Data:
Net assets, end of period (000)	$6,129		$6,231		$6,886	$5,924	$6,514	$5,927
Portfolio turnover rate	6.30	%(g)	42.91%		40.27%	68.15%	80.05%	75.89%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

GEORGIA TAX FREE TRUST

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.64		$5.66		$5.65	$5.63	$5.70	$5.44
Investment operations:
Net investment income(a)	.11		.22		.23	.23	.24	.23
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	–		–	(c)	–	–	–	–
Net realized and unrealized gain (loss)	–	(c)	(.01)		.01	.02	(.06)	.26
Total from investment operations	.11		.21		.24	.25	.18	.49
Distributions to shareholders from:
Net investment income	(.11)		(.23)		(.23)	(.23)	(.23)	(.23)
Net realized gain	–		–		–	–	(.02)	–
Total distributions	(.11)		(.23)		(.23)	(.23)	(.25)	(.23)
Net asset value, end of period	$5.64		$5.64		$5.66	$5.65	$5.63	$5.70
Total Return(b)	2.04	%(f)	3.77	%(d)	4.24%	4.54%	3.21%	9.27%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.29	%(f)	.44%		.61%	.67%	.68%	.69%
Expenses, excluding expense reductions and including expenses assumed	.43	%(f)	.63%		.72%	.75%	.78%	.79%
Expenses, excluding expense reductions and expenses assumed	.58	%(f)	1.08%		.72%	.75%	.78%	.79%
Net investment income	2.00	%(f)	3.99%		3.98%	4.14%	4.26%	4.24%
Supplemental Data:
Net assets, end of period (000)	$132,133		$118,819		$103,887	$89,480	$85,441	$69,836
Portfolio turnover rate	5.84	%(f)	36.93%		24.38%	20.25%	32.28%	36.18%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Six Months Ended 3/31/2007 (unaudited)		Year Ended 9/30/2006	12/1/2004(a) to 9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.81		$15.41	$15.00
Investment operations:
Net investment income(b)				.03
Net realized and unrealized gain				.17
Total from investment operations				.20
Distributions to shareholders from net investment income				(.03)
Net asset value on SEC Effective Date, December 30,2004				$15.17
Investment operations:
Net investment income(b)	.38		.82	.56
Net realized and unrealized gain	.15		.37	.31
Total from investment operations	.53		1.19	.87
Distributions to shareholders from net investment income	(.39)		(.79)	(.63)
Net asset value, end of period	$15.95		$15.81	$15.41
Total Return(c)				1.36	%(d)(e)
Total Return(c)	3.35	%(d)	7.97%	5.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(i)	.28	%(d)	.16%	.00	%(d)(g)
Expenses, excluding expense reductions and including expenses assumed	.59	%(d)	.49%	.15	%(d)
Expenses, excluding expense reductions and expenses assumed	.78	%(d)	1.34%	1.14	%(h)
Net investment income	2.39	%(d)	5.28%	4.80	%(h)
Supplemental Data:
Net assets, end of period (000)	$977,098		$731,726	$312,948
Portfolio turnover rate	10.07	%(d)	62.27%	70.93%

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class B Shares
	Six Months Ended 3/31/2007 (unaudited)		Year Ended 9/30/2006	12/1/2004(a) to 9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.81		$15.41	$15.00
Investment operations:
Net investment income(b)				.02
Net realized and unrealized gain				.17
Total from investment operations				.19
Distributions to shareholders from net investment income				(.02)
Net asset value on SEC Effective Date, December 30,2004				$15.17
Investment operations:
Net investment income(b)	.34		.77	.58
Net realized and unrealized gain	.15		.37	.29
Total from investment operations	.49		1.14	.87
Distributions to shareholders from net investment income	(.35)		(.74)	(.63)
Net asset value, end of period	$15.95		$15.81	$15.41
Total Return(c)				1.29	%(d)(e)
Total Return(c)	3.09	%(d)	7.62%	5.80	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(i)	.51	%(d)	.47%	.07	%(d)
Expenses, excluding expense reductions and including expenses assumed	.82	%(d)	.80%	.22	%(d)
Expenses, excluding expense reductions and expenses assumed	1.11	%(d)	1.96%	1.85	%(h)
Net investment income	2.16	%(d)	4.99%	4.74	%(h)
Supplemental Data:
Net assets, end of period (000)	$12		$11	$10
Portfolio turnover rate	10.07	%(d)	62.27%	70.93%

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Six Months Ended 3/31/2007 (unaudited)		Year Ended 9/30/2006	12/1/2004(a) to 9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.81		$15.41	$15.00
Investment operations:
Net investment income(b)				.02
Net realized and unrealized gain				.17
Total from investment operations				.19
Distributions to shareholders from net investment income				(.02)
Net asset value on SEC Effective Date, December 30,2004				$15.17
Investment operations:
Net investment income(b)	.34		.76	.56
Net realized and unrealized gain	.15		.38	.31
Total from investment operations	.49		1.14	.87
Distributions to shareholders from net investment income	(.35)		(.74)	(.63)
Net asset value, end of period	$15.95		$15.81	$15.41
Total Return(c)				1.29	%(d)(e)
Total Return(c)	3.09	%(d)	7.62%	5.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(i)	.53	%(d)	.54%	.00	%(d)(g)
Expenses, excluding expense reductions and including expenses assumed	.84	%(d)	.88%	.15	%(d)
Expenses, excluding expense reductions and expenses assumed	1.11	%(d)	1.98%	1.78	%(h)
Net investment income	2.13	%(d)	4.89%	4.79	%(h)
Supplemental Data:
Net assets, end of period (000)	$510,545		$349,911	$125,319
Portfolio turnover rate	10.07	%(d)	62.27%	70.93%

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Six Months Ended 3/31/2007 (unaudited)		Year Ended 9/30/2006	12/1/2004(a) to 9/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.82		$15.42	$15.00
Investment operations:
Net investment income(b)				.03
Net realized and unrealized gain				.17
Total from investment operations				.20
Distributions to shareholders from net investment income				(.03)
Net asset value on SEC Effective Date, December 30,2004				$15.17
Investment operations:
Net investment income(b)	.38		.83	.58
Net realized and unrealized gain	.14		.36	.30
Total from investment operations	.52		1.19	.88
Distributions to shareholders from net investment income	(.38)		(.79)	(.63)
Net asset value, end of period	$15.96		$15.82	$15.42
Total Return(c)				1.34	%(d)(e)
Total Return(c)	3.33	%(d)	7.94%	5.86	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(i)	.29	%(d)	.13%	.03	%(d)
Expenses, excluding expense reductions and including expenses assumed	.60	%(d)	.47%	.18	%(d)
Expenses, excluding expense reductions and expenses assumed	.85	%(d)	1.45%	1.34	%(h)
Net investment income	2.41	%(d)	5.41%	4.80	%(h)
Supplemental Data:
Net assets, end of period (000)	$12		$12	$11
Portfolio turnover rate	10.07	%(d)	62.27%	70.93%

(a) Commencement of investment operations was 12/1/2004; SEC effective date was 12/30/2004; date shares first became available to the public was 1/3/2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/1/2004 through 12/30/2004.

(f) Total return for the period 12/30/2004 through 9/30/2005.

(g) Amount is less than .01%.

(h) Annualized.

(i) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

See Notes to Financial Statements.

Financial Highlights

MICHIGAN TAX FREE TRUST

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.26		$5.29		$5.32	$5.36	$5.43	$5.20
Investment operations:
Net investment income(a)	.11	(f)	.22		.22	.22	.23	.25
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	-		-	(c)	-	-	-	-
Net realized and unrealized gain (loss)	(.01)		(.03)		(.03)	(.04)	(.07)	.23
Total from investment operations	.10		.19		.19	.18	.16	.48
Distributions to shareholders from net investment income	(.11)		(.22)		(.22)	(.22)	(.23)	(.25)
Net asset value, end of period	$5.25		$5.26		$5.29	$5.32	$5.36	$5.43
Total Return(b)	1.93	%(g)	3.71	%(d)	3.60%	3.48%	3.16%	9.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.33	%(g)	.60%		.62%	.67%	.71%	.73%
Expenses, excluding expense reductions and including expenses assumed	.48	%(g)	.69%		.69%	.70%	.77%	.79%
Expenses, excluding expense reductions and expenses assumed	.48	%(g)	.76%		.69%	.70%	.77%	.79%
Net investment income	2.14	%(g)	4.23%		4.08%	4.19%	4.28%	4.77%
Supplemental Data:
Net assets, end of period (000)	$71,856		$73,056		$75,862	$73,290	$68,290	$58,632
Portfolio turnover rate	4.98	%(g)	48.13%		34.46%	34.21%	58.12%	45.09%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Interest expense is less than $.01.

(g) Not annualized.

See Notes to Financial Statements.

Financial Highlights

PENNSYLVANIA TAX FREE TRUST

	Six Months Ended 3/31/2007		Year Ended 9/30
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$5.24		$5.30		$5.28	$5.27	$5.37	$5.18
Investment operations:
Net investment income(a)	.11		.22		.22	.22	.23	.24
Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/ sold in error	-		-	(c)	-	-	-	-
Net realized and unrealized gain (loss)	-		(.06)		.02	.01	(.10)	.19
Total from investment operations	.11		.16		.24	.23	.13	.43
Distributions to shareholders from net investment income	(.11)		(.22)		(.22)	(.22)	(.23)	(.24)
Net asset value, end of period	$5.24		$5.24		$5.30	$5.28	$5.27	$5.37
Total Return(b)	2.11	%(f)	3.10	%(d)	4.57%	4.48%	2.52%	8.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed(e)	.36	%(f)	.67%		.88%	.97%	.94%	1.08%
Expenses, excluding expense reductions and including expenses assumed	.52	%(f)	.86%		.96%	1.02%	1.00%	1.11%
Expenses, excluding expense reductions and expenses assumed	.63	%(f)	1.12%		1.00%	1.02%	1.00%	1.11%
Net investment income	2.13	%(f)	4.19%		4.06%	4.20%	4.37%	4.66%
Supplemental Data:
Net assets, end of period (000)	$95,853		$93,770		$97,069	$95,954	$99,280	$101,502
Portfolio turnover rate	5.69	%(f)	42.20%		20.59%	27.03%	28.95%	54.30%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment by an affiliate for loss realized due to a trading error on total return is less than .01%.

(e) Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions.

(f) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the "Company") and Lord Abbett Municipal Income Trust (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Statutory Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"):

Funds	Classes offered
Lord Abbett National Tax-Free Income Fund ("National")	A,B,C,P and Y
Lord Abbett California Tax-Free Income Fund ("California")	A,C and P
Lord Abbett New York Tax-Free Income Fund ("New York")	A,C and P
Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut")	A and P
Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii")	A and P
Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota")	A and P
Lord Abbett Missouri Tax-Free Income Fund ("Missouri")	A and P
Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey")	A and P
Lord Abbett Texas Tax-Free Income Fund ("Texas")	A and P
Lord Abbett Washington Tax-Free Income Fund ("Washington")	A and P

The Trust consists of the following six portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"):

Funds	Classes offered
Lord Abbett Intermediate Tax-Free Fund ("Intermediate")	A,B,C and P
Lord Abbett High Yield Municipal Bond Fund ("High Yield")	A,B,C,P and Y
Florida Series ("Florida")	A,C and P
Georgia Series ("Georgia")	A and P
Michigan Series ("Michigan")	A and P
Pennsylvania Series ("Pennsylvania")	A and P

Each Fund is non-diversified as defined under the Act, except for National and Intermediate. As of the date of this report, only Intermediate and High Yield have issued class P shares. Effective May 1, 2007 only National and High Yield have become authorized to issue class Y shares.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National, Intermediate and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase.

Notes to Financial Statements (unaudited)(continued)

Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Boards of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company and Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Company and Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the

Notes to Financial Statements (unaudited)(continued)

amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of March 31, 2007, each Fund except Intermediate had open futures contracts.

(g)  When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)  Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund's transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in a Fund's Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At March 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$62,933,570	3.68% - 3.74%	$127,805,427
California	18,900,000	3.67% - 3.68%	39,036,732
Connecticut	9,535,000	3.65% - 3.68%	20,167,017
Hawaii	7,290,000	3.65% - 3.71%	15,513,854
Minnesota	3,500,000	3.71% - 3.73%	7,321,320
Missouri	14,050,000	3.65% - 3.73%	29,899,178
New Jersey	10,750,000	3.65% - 3.69%	23,540,160
New York	19,001,430	3.65% - 3.70%	41,242,410
Texas	1,000,000	3.65% - 3.68%	2,130,300
Washington	1,750,000	3.65% - 3.67%	3,786,320
Florida	5,750,000	3.65% - 3.71%	12,209,360

Notes to Financial Statements (unaudited)(continued)

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Georgia	$9,020,000	3.65% - 3.71%	$19,093,949
High Yield	236,195,000	3.64% - 3.75%	476,173,947
Michigan	5,500,000	3.67% - 3.69%	11,633,040
Pennsylvania	7,750,000	3.67% - 3.71%	16,729,070

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund's investment in TOB Residuals likely will adversely affect a Fund's net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund's net asset values per share.

While the Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds' management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets at the following annual rates, for all Funds, other than Intermediate and High Yield:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Intermediate is based on the Fund's average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for High Yield is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended March 31, 2007, the effective management fee paid to Lord Abbett was at the following annualized rates of each Fund's average daily net assets:

Effective management fee rate
National	.45%
California	.45%
Connecticut	.45%
Hawaii	.45%
Minnesota	.45%
Missouri	.45%
New Jersey	.45%
New York	.45%
Effective management fee rate
Texas	.45%
Washington	.45%
Intermediate	.40%
Florida	.45%
Georgia	.45%
High Yield	.49%
Michigan	.45%
Pennsylvania	.45%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the period October 1, 2006 through January 31, 2008, Lord Abbett contractually agreed to reimburse expenses for each Fund, other than Intermediate and High Yield, to the extent necessary so that each class' total annual opertaing expenses (excluding interest expense) do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	0.95%
B	1.60%
C	1.60%
P	1.05%
Y	0.75	%(1)

(1) Effective May 1, 2007, Lord Abbett National Fund became authorized to issue Class Y shares.

For the fiscal year ending September 30, 2007, Lord Abbett is voluntarily reimbursing approximately an additional $513,000, $314,000, $225,000, $182,000, $75,000, $382,000, $42,000, $51,000, $313,000, and $86,000, of expenses for National, Connecticut, Hawaii, Missouri, New Jersey, New York, Texas, Florida, Georgia, and Pennsylvania, respectively. In addition, for the period October 1, 2006 through February 5, 2007, Lord Abbett voluntarily reimbursed Georgia's Class A 12b-1 distribution plan fees. Lord Abbett may stop the voluntary reimbursements at any time.

For the period October 1, 2006 through January 31, 2008, Lord Abbett contractually agreed to reimburse expenses for Intermediate to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	0.25%
B	1.00%
C	1.00%
P	0.45%

Notes to Financial Statements (unaudited)(continued)

For the fiscal year ending September 30, 2007, Lord Abbett has voluntarily agreed to reimburse expenses for High Yield to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	0.75	%(1)
B	1.25	%(2)
C	1.25	%(2)
P	0.75	%(1)
Y	0.55	%(3)

(1) From October 1, 2006 through February 5, 2007, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 0.55% of average daily net assets.

(2) From October 1, 2006 through February 5, 2007, Lord Abbett voluntarily reimbursed expenses at an annualized rate of 1.05% of average daily net assets.

(3) Effective May 1, 2007, Lord Abbett High Yield Municipal Bond Fund became authorized to issue Class Y shares.

Lord Abbett may stop the voluntary reimbursements at any time.

12b-1 Distribution Plan

The Funds have adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A(1)(3)		Class B	Class C(4)	Class P
Service	.25	%(2)	.25%	.25%	.20%
Distribution	.10%		.75%	.75%	.25%

(1) The Plan as it relates to Minnesota, Washington, and Michigan will not go into effect with respect to Class A shares until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of March 31, 2007, the net assets of each such Fund had not reached $100 million.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

Date
National, New York, Texas	June 1, 1990
Hawaii	January 1, 1993
New Jersey	July 1, 1992
Florida	October 1, 1992
Pennsylvania	March 31, 1998
Georgia	October 1, 2005

(3) Effective April 1, 2007, the Rule 12b-1 fee each Fund will pay on Class A shares was reduced from 0.35% of the Fund's average daily net assets attributable to Class A shares to 0.20%. Accordingly, as of that date, the amount of asset-based compensation that Distributor may pay to dealers will be reduced from 0.25% to 0.15% of Class A shares' average daily net assets.

(4) Effective April 1, 2007, the Rule 12b-1 fee each Fund will pay on Class C shares was reduced to a blended rate calculated based on 1.00% of each Fund's average daily net assets attributable to Class C shares held for less than one year and 0.80% of each Fund's average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate. Accordingly, the amount of asset-based compensation that the distributor may pay to dealers for Class C shares of a Fund will be reduced from 0.90% to 0.75% of average daily net assets attributable to Class C shares for such shares held for one year or more. No such compensation will be paid to dealers before the first anniversary of a Class C share purchase.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2007:

	Distributor Commissions	Dealers' Concessions
National	$58,837	$253,528
California	13,724	62,757
Connecticut	29,354	144,390
Hawaii	30,425	139,433
Minnesota	12,158	58,827
Missouri	28,063	123,948
New Jersey	7,659	34,886
New York	16,830	78,596
Texas	4,303	19,349
Washington	3,951	19,436
Intermediate	1,738	7,362
Florida	4,197	21,226
Georgia	43,171	195,311
High Yield	472,129	2,196,116
Michigan	13,668	58,659
Pennsylvania	11,707	52,890

Distributor received the following amount of CDSCs for the six months ended March 31, 2007:

	Class A	Class C
National	$108	$918
California	299	64
New Jersey	744	–
New York	–	919
Florida	–	31
High Yield	58,228	37,375

Two Directors/Trustees and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of the distributions paid during the six months ended March 31, 2007 and the fiscal year ended September 30, 2006 are as follows:

	National		California
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$11,879,322	$22,984,937	$3,391,025	$6,854,312
Total distributions paid	$11,879,322	$22,984,937	$3,391,025	$6,854,312
	Connecticut		Hawaii
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$2,239,320	$4,020,361	$1,919,448	$3,420,720
Total distributions paid	$2,239,320	$4,020,361	$1,919,448	$3,420,720
	Minnesota		Missouri
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$1,052,547	$1,892,036	$3,274,753	$6,501,832
Ordinary Income	–	–	-	14,346
Net long-term capital gains	-	-	–	209,059
Total distributions paid	$1,052,547	$1,892,036	$3,274,753	$6,725,237
	New Jersey		New York
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$2,636,389	$5,375,403	$5,339,060	$10,216,128
Total distributions paid	$2,636,389	$5,375,403	$5,339,060	$10,216,128
	Texas		Washington
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$1,694,767	$3,399,287	$941,897	$2,007,376
Total distributions paid	$1,694,767	$3,399,287	$941,897	$2,007,376

Notes to Financial Statements (unaudited)(continued)

	Intermediate		Florida
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$227,295	$382,450	$1,462,712	$3,053,780
Total distributions paid	$227,295	$382,450	$1,462,712	$3,053,780
	Georgia		High Yield
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$2,554,368	$4,411,251	$30,354,770	$35,590,637
Total distributions paid	$2,554,368	$4,411,251	$30,354,770	$35,590,637
	Michigan		Pennsylvania
	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006	Six Months Ended 3/31/2007 (unaudited)	Year Ended 9/30/2006
Distributions paid from:
Tax-exempt income	$(1,532,988)	$3,114,405	$(1,987,256)	$3,986,795
Total distributions paid	$(1,532,988)	$3,114,405	$(1,987,256)	$3,986,795

As of September 30, 2006, the capital loss carryforwards, along with the related expiration dates, are as follows:

	2007	2008	2009	2011	2012	2013	2014	Total
National	$-	$11,251,159	$216,704	$342,858	$3,966,611	$-	$548,799	$16,326,131
California	-	1,876,106	-	34,990	777,657	-	-	2,688,753
Connecticut	-	610,291	518,107	-	457,625	-	99,211	1,685,234
Hawaii	-	424,033	268,000	-	1,593,681	-	-	2,285,714
Minnesota	-	-	535,589	-	108,414	-	-	644,003
Missouri	-	-	-	-	-	-	1,242	1,242
New Jersey	-	3,248,514	-	405,467	1,576,989	-	87,412	5,318,382
New York	-	-	505,114	25,993	141,028	-	713,800	1,385,935
Texas	-	2,731,485	587,242	-	528,705	-	16,146	3,863,578
Washington	-	947,474	734,012	42,693	496,718	215,040	16,359	2,452,296
Intermediate	-	-	-	-	74,668	63,298	16,132	154,098
Florida	3,728,406	1,496,470	-	763,887	126,337	-	59,407	6,174,507
Georgia	-	-	-	-	37,356	-	4,081	41,437
High Yield	-	-	-	-	-	-	1,759,893	1,759,893
Michigan	1,014,690	711,637	-	-	204,581	33,025	20,687	1,984,620
Pennsylvania	-	726,735	-	1,955	225,617	-	12,879	967,186

Notes to Financial Statements (unaudited)(continued)

As of March 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$552,820,433	$30,746,457	$(382,372)	$30,364,085
California	163,260,812	7,962,155	(114,417)	7,847,738
Connecticut	113,429,051	4,896,129	(129,633)	4,766,496
Hawaii	90,312,443	3,946,985	(73,440)	3,873,545
Minnesota	49,372,923	1,667,419	(14,413)	1,653,006
Missouri	152,024,367	7,366,239	(77,079)	7,289,160
New Jersey	129,012,950	7,461,168	(76,610)	7,384,558
New York	243,200,837	13,147,887	(103,980)	13,043,907
Texas	69,243,887	5,056,200	(121,034)	4,935,166
Washington	38,790,003	2,872,414	(2,535)	2,869,879
Intermediate	13,288,184	149,499	(7,600)	141,899
Florida	62,817,188	4,388,254	(53,201)	4,335,053
Georgia	126,143,475	4,684,405	(100,005)	4,584,400
High Yield	1,453,436,527	42,706,735	(1,462,218)	41,244,517
Michigan	66,722,436	4,003,626	(10,877)	3,992,749
Pennsylvania	91,958,874	5,693,101	(62,662)	5,630,439

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2007 are as follows:

	Purchases	Sales
National	$171,811,595	$144,609,092
California	41,782,662	36,281,308
Connecticut	20,807,824	1,537,502
Hawaii	8,519,753	3,909,473
Minnesota	8,438,040	5,339,635
Missouri	12,206,805	10,494,949
New Jersey	21,524,114	13,499,983
New York	32,663,216	21,877,844
Texas	6,002,653	11,286,146
Washington	1,081,381	3,295,200
Intermediate	4,419,953	1,430,334
Florida	4,723,120	6,200,089
Georgia	24,104,244	7,777,414
High Yield	611,297,376	151,605,381
Michigan	3,855,617	5,757,221
Pennsylvania	11,439,295	5,787,935

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2007.

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the two Directors/Trustees who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and in Directors'/Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

High Yield, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .08%. As of March 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended March 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's and Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Notes to Financial Statements (unaudited)(continued)

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds"). High Yield invests a significant portion of its assets in such bonds. The National Fund may invest up to 35% and all other Funds may invest up to 20% in such Bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National and Intermediate) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National, Intermediate and High Yield focuses on a particular state or territory, each Fund's performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National, Intermediate and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper") except High Yield, which may invest up to 100% in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in TOB Residuals, although each Fund other than High Yield may invest no more than 20% of its net assets in such bonds. High Yield may invest in TOB Residuals without such limitation. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond ("RIB"), is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security ("specific fixed-rate security"). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals' interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund's investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund's interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest are as follows:

	Six Months Ended March 31, 2007 (unaudited)
	Connecticut	Hawaii	Minnesota	Missouri	New Jersey
Shares sold	2,736,349	1,807,813	748,954	1,489,440	1,287,996
Reinvestment of distributions	113,598	261,369	175,926	510,843	271,572
Shares reacquired	(923,292)	(1,104,619)	(498,755)	(1,809,614)	(1,424,539)
Increase	1,926,655	964,563	426,125	190,669	135,029
	Six Months Ended March 31, 2007 (unaudited)
	Texas	Washington	Georgia	Michigan	Pennsylvania
Shares sold	286,920	188,098	3,368,569	642,857	1,136,496
Reinvestment of distributions	131,305	136,245	357,099	217,392	223,742
Shares reacquired	(1,022,498)	(637,447)	(1,359,035)	(1,061,841)	(938,998)
Increase (decrease)	(604,273)	(313,104)	2,366,633	(201,592)	421,240
	Year Ended September 30, 2006
	Connecticut	Hawaii	Minnesota	Missouri	New Jersey
Shares sold	1,491,410	4,212,072	2,134,306	2,593,379	1,311,811
Reinvestment of distributions	208,167	486,595	323,670	1,071,279	566,220
Shares reacquired	(1,142,405)	(1,997,806)	(1,162,872)	(3,933,638)	(2,993,035)
Increase (decrease)	557,172	2,700,861	1,295,104	(268,980)	(1,115,004)
	Year Ended September 30, 2006
	Texas	Washington	Georgia	Michigan	Pennsylvania
Shares sold	967,905	493,123	4,365,795	1,126,209	897,700
Reinvestment of distributions	257,075	305,265	644,681	438,309	444,965
Shares reacquired	(811,760)	(1,457,203)	(2,293,347)	(1,998,196)	(1,776,667)
Increase (decrease)	413,220	(658,815)	2,717,129	(433,678)	(434,002)

Notes to Financial Statements (unaudited)(continued)

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

National	Six Months Ended March 31, 2007 (unaudited)		Year Ended September 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,630,066	$30,352,217	4,700,276	$53,768,955
Converted from Class B*	148,504	1,712,396	256,293	2,932,889
Reinvestment of distributions	648,794	7,499,019	1,280,377	14,620,221
Shares reacquired	(2,520,256)	(29,078,362)	(5,918,839)	(67,664,916)
Increase	907,108	$10,485,270	318,107	$3,657,149
Class B Shares
Shares sold	215,995	$2,500,410	426,087	$4,886,772
Reinvestment of distributions	20,604	239,071	46,437	531,980
Shares reacquired	(259,174)	(2,999,947)	(502,308)	(5,755,586)
Converted to Class A*	(147,937)	(1,712,396)	(255,461)	(2,932,889)
Decrease	(170,512)	$(1,972,862)	(285,245)	$(3,269,723)
Class C Shares
Shares sold	421,804	$4,878,343	736,078	$8,431,987
Reinvestment of distributions	32,725	379,178	65,006	743,577
Shares reacquired	(277,342)	(3,205,137)	(523,297)	(6,002,035)
Increase	177,187	$2,052,384	277,787	$3,173,529
California	Six Months Ended March 31, 2007 (unaudited)		Year Ended September 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	590,204	$6,452,039	1,102,212	$11,949,936
Reinvestment of distributions	186,629	2,042,636	380,682	4,124,535
Shares reacquired	(1,376,859)	(15,038,413)	(1,935,551)	(20,988,910)
Decrease	(600,026)	$(6,543,738)	(452,657)	$(4,914,439)
Class C Shares
Shares sold	155,918	$1,707,239	270,931	$2,943,665
Reinvestment of distributions	7,968	87,285	16,586	179,872
Shares reacquired	(52,104)	(570,067)	(180,619)	(1,960,985)
Increase	111,782	$1,224,457	106,898	$1,162,552
New York	Six Months Ended March 31, 2007 (unaudited)		Year Ended September 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,385,552	$15,610,561	1,938,189	$21,654,474
Reinvestment of distributions	273,266	3,088,852	544,624	6,080,007
Shares reacquired	(1,292,161)	(14,578,013)	(2,069,540)	(23,124,144)
Increase	366,657	$4,121,400	413,273	$4,610,337
Class C Shares
Shares sold	454,792	$5,132,125	396,709	$4,420,617
Reinvestment of distributions	12,274	138,726	24,287	271,054
Shares reacquired	(144,420)	(1,627,668)	(226,829)	(2,531,685)
Increase	322,646	$3,643,183	194,167	$2,159,986

* Automatic conversion of Class B shares to Class A shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2007 (unaudited)		Year Ended September 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	418,439	$4,097,245	440,316	$4,284,445
Reinvestment of distributions	11,951	117,357	20,209	196,061
Shares reacquired	(152,358)	(1,492,743)	(533,451)	(5,183,869)
Increase (decrease)	278,032	$2,721,859	(72,926)	$(703,363)
Class B Shares
Shares sold	12,989	$127,219	36,254	$351,925
Reinvestment of distributions	507	4,972	1,021	9,896
Shares reacquired	(14,693)	(143,960)	(29,901)	(291,392)
Increase (decrease)	(1,197)	$(11,769)	7,374	$70,429
Class C Shares
Shares sold	65,187	$639,857	71,286	$690,641
Reinvestment of distributions	1,481	14,520	4,025	39,021
Shares reacquired	(52,269)	(512,841)	(176,908)	(1,710,283)
Increase (decrease)	14,399	$141,536	(101,597)	$(980,621)
Class P Shares
Shares sold	5	$50	-	$-
Reinvestment of distributions	19	188	35	336
Increase	24	$238	35	$336
Florida	Six Months Ended March 31, 2007 (unaudited)		Year Ended September 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares Sold	489,055	$2,320,031	972,950	$4,600,765
Reinvestment of distributions	157,684	749,250	326,447	1,539,791
Shares reacquired	(1,270,149)	(6,024,795)	(2,114,035)	(9,992,282)
Decrease	(623,410)	$(2,955,514)	(814,638)	$(3,851,726)
Class C Shares
Shares Sold	38,756	$184,330	133,507	$630,708
Reinvestment of distributions	8,964	42,669	18,285	86,335
Shares reacquired	(61,658)	(292,746)	(281,527)	(1,327,950)
Decrease	(13,938)	$(65,747)	(129,735)	$(610,907)
High Yield	Six Months Ended March 31, 2007 (unaudited)		Year Ended September 30, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,259,224	$323,025,432	31,539,791	$487,501,456
Reinvestment of distributions	786,283	12,544,941	958,110	14,772,141
Shares reacquired	(6,077,968)	(96,912,479)	(6,522,595)	(100,554,180)
Increase	14,967,539	$238,657,894	25,975,306	$401,719,417
Class B Shares
Shares sold	3.103	$73	-	$-
Reinvestment of distributions	16.104	254	34	515
Increase	19.207	$327	34	$515
Class C Shares
Shares sold	11,288,852	$179,914,078	15,179,814	$234,687,951
Reinvestment of distributions	257,042	4,100,792	308,358	4,753,649
Shares reacquired	(1,672,851)	(26,697,133)	(1,485,892)	(22,984,123)
Increase	9,873,043	$157,317,737	14,002,280	$216,457,477
Class P Shares
Shares sold	3.134	$50	-	$-
Reinvestment of distributions	17.659	282	36.427	562
Increase	20.793	$332	36.427	$562

Notes to Financial Statements (concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds will adopt FIN 48 no later than March 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Supplemental Proxy Information (unaudited)

Municipal Income Fund

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	155,114,569.147	1,555,154.455	-	-
William H.T. Bush	154,978,962.693	1,690,760.909	-	-
Robert B. Calhoun, Jr.	155,219,336.427	1,450,387.175	-	-
Robert S. Dow	155,057,733.532	1,611,990.070	-	-
Daria L. Foster	155,223,982.515	1,445,741.087	-	-
Julie A. Hill	155,200,961.964	1,468,761.638	-	-
Franklin W. Hobbs	155,219,604.150	1,450,119.452	-	-
Thomas J. Neff	155,205,396.481	1,464,327.121	-	-
James L.L. Tullis	155,193,579.169	1,476,144.433	-	-

Municipal Income Trust

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Trustees:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	125,163,893.924	928,701.498	-	-
William H.T. Bush	125,240,278.771	852,316.651	-	-
Robert B. Calhoun, Jr.	125,248,741.605	843,853.817	-	-
Robert S. Dow	125,283,319.583	809,275.839	-	-
Daria L. Foster	125,297,380.316	795,215.106	-	-
Julie A. Hill	125,204,433.901	888,161.521	-	-
Franklin W. Hobbs	125,273,201.030	819,394.392	-	-
Thomas J. Neff	125,219,452.623	873,142.799	-	-
James L.L. Tullis	125,259,309.722	833,285.700	-	-

Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board of the Company, including all of the Directors who are not interested persons of the Company, and the Board of the Trust, including all of the Trustees who are not interested persons of the Trust, considered whether to approve the continuation of the existing management agreement between each of their respective Funds and Lord Abbett. In addition to the materials the Boards had reviewed throughout the course of the year, each Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. Each Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by each Board as to each of its respective Funds included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. Each Board considered the investment management services provided by Lord Abbett to each of its respective Funds, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. Each Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. Each Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. Each Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. Each Board reviewed the investment performance of each of its respective Funds versus that of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Boards also noted that Lord Abbett had been re-examining the operations of its municipal securities investment discipline over the last year, and had recommended changes in the investment strategy of each of the Funds other than the Lord Abbett Intermediate Tax Free Fund (formerly known as the Insured Intermediate Tax Free Fund), which changes the Boards approved in March and September of 2006.

The Board of the Company observed that the investment performance of the Class A shares of the National Tax Free Fund was in the third quintile of its performance universe for the nine-month and one-year periods, and in the second quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was below that of the Lipper General Municipal Debt Index for the nine-month, one-year, three-year, five-year, and ten-year periods.

The Board of the Company observed that the investment performance of the Class A shares of the California Tax Free Fund was in the fourth quintile of its performance universe for the nine-month period, in the fifth quintile for the one-year period, and in the third quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was below that of the Lipper California Municipal Debt Funds Index for the nine-month, one-year, three-year, five-year, and ten-year periods.

The Board of the Company observed that the investment performance of the Class A shares of the Connecticut Tax Free Fund was in the second quintile of its performance universe for the nine-month, one-year, and ten-year periods and in the first quintile for the three-year and five-year periods. The Board also observed that there was no Lipper index for the Connecticut municipal debt investment objective.

The Board of the Trust observed that the investment performance of the Class A shares of the Florida Tax Free Fund was in the third quintile of its performance universe for the nine-month and five-year periods, in the fourth quintile for the one-year, three-year, and ten-year periods. The Board also observed that the investment performance was below that of the Lipper Florida Municipal Debt Funds Index for each of those periods.

The Board of the Trust observed that the investment performance of the Class A shares of the Georgia Tax Free Fund ranked in the third quintile of its performance universe for the nine-month and one-year periods and in the first quintile for the three-year, five-year, and ten-year periods. The Board also observed that there was no Lipper index for the Georgia municipal debt investment objective.

The Board of the Trust observed that the investment performance of the Class A shares of the Hawaii Tax Free Fund was in the second quintile of its performance universe for the nine-month period, in the third quintile for the one-year, five-year, and ten-year periods, and in the first quintile for the three-year period. The Board also observed that there was no Lipper index for the Hawaii municipal debt investment objective.

The Board of the Trust observed that the investment performance of the Class A shares of the Michigan Tax Free Fund was in the third quintile of its performance universe for the nine-month and three-year periods, in the second quintile for the one-year and five-year periods, and the first quintile for the ten-year period. The Board also observed that the investment performance was below that of the Lipper Michigan Municipal Debt Funds Index for the nine-month and one-year period and above that of the Index for the three-year, five-year, and ten-year periods.

The Board of the Trust observed that the Minnesota Tax Free Fund was in the second quintile of its performance universe for the nine-month, one-year, and three-year periods and in the first quintile for the five-year and ten-year periods. The Board also observed that the investment performance was above that of the Lipper Minnesota Municipal Debt Funds Index for the nine-month, three-year, five-year, and ten-year periods and below that of the Index for the one-year period.

The Board of the Company observed that the investment performance of the Class A shares of the Missouri Tax Free Fund was in the second quintile of its performance universe for the nine-month period and in the third quintile for the one-year, three-year, five-year, and ten-year periods. The Board also observed that there was no Lipper index for the Missouri municipal debt investment objective.

The Board of the Company observed that the investment performance of the Class A shares of the New Jersey Tax Free Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and in the third quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance of the Fund was below that of the Lipper New Jersey Municipal Debt Funds Index for the nine-month, one-year, three-year, five-year, and ten-year periods.

The Board of the Company observed that the investment performance of the Class A shares of the New York Tax Free Fund was in the third quintile of its performance universe for the nine-month, one-year, and three-year periods and in the second quintile for the five-year and ten-year periods. The Board also observed that the investment performance was below that of the Lipper New York Municipal Debt Funds Index for the nine-month, one-year, and three-year periods and above that of the Index for the five-year and ten-year periods.

The Board of the Trust observed that the investment performance of the Class A shares of the Pennsylvania Tax Free Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods, and in the second quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was below that of the Lipper Pennsylvania Municipal Debt Funds Index for the nine-month, one-year, three-year, and five-year periods and above that of the Index for the ten-year period.

The Board of the Company observed that there were only a small number of mutual funds with an investment objective of investing in Texas municipal debt and no Lipper index for such an investment objective. The Board compared the performance of the Texas Tax Free Fund to a performance universe consisting of all retail and institutional other states intermediate municipal debt funds. The Board observed that the Fund was in the third quintile of a performance universe of all retail and institutional other states intermediate municipal debt funds for the nine-month period, in the second quintile for the one-year period, and in the first quintile for the three-year, five-year, and ten-year periods.

The Board of the Company observed that the Washington Tax Free Fund was the only mutual fund with an investment objective of investing in Washington municipal debt and there was no Lipper index for such an investment objective. The Board compared the performance of the Fund to a performance universe consisting of all retail and institutional other states intermediate municipal debt funds. The Board observed that the investment performance of the Class A shares of the fund was in the third quintile of its performance universe for the nine-month and one-year periods and in the second quintile for the three-year, five-year, and ten-year periods.

The Board of the Trust noted that the Intermediate Tax Free Fund had commenced investment operations in June 2003 and thus it was not possible to draw definitive conclusions regarding its investment performance. The Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of insured municipal debt funds and the second consisting of intermediate municipal debt funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the nine-month and one-year periods, and in the fifth quintile for the three-year period. The Board also observed that the investment performance was below that of the Lipper Insured Municipal Funds Index for the nine-month, one-year, and three-year periods. The Board also observed that the investment performance of the Class A shares was in the second quintile of the second performance universe for the nine-month and one-year periods and in the third quintile for the three-year period. The Board also observed that the investment performance of the Class A shares was below the Lipper Intermediate Municipal Fund Index for each of those periods.

The Board of the Trust noted that the High Yield Municipal Bond Fund had commenced investment operations in December 2004 and thus it was not possible to draw definitive conclusions regarding its relative investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods and the twenty-one month period since inception. The Board also observed that the investment performance was above that of the Lipper High Yield Municipal Debt Fund Index for each of those periods. The Board observed that the Fund had benefited from a reimbursement of all or a significant portion of its expenses from inception through October 31, 2006.

Lord Abbett's Personnel and Methods. As to each of their respective Funds, each Board considered the qualifications of the personnel providing investment management services to the Funds, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Boards noted that Lord Abbett had hired Daniel Solender earlier in 2006 to head up Lord Abbett's municipal investing activities. The Board determined that Lord Abbett had the expertise and resources to manage the Funds effectively.

Nature and Quality of Other Services. As to each of their respective Funds, each Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Funds' transfer agent and custodian.

Expenses. As to each of their respective Funds, each Board considered the expense ratio of the Funds and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders.

As to the National Tax Free Fund, the Board of the Company observed that Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratios of Class B and Class C to not more than 1.60%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, but that the total expense ratio of each class was below that cap at September 30, 2006. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately six basis points above the median of the peer group, and that the total expense ratios of Class B and Class C were approximately one basis point below the median of the peer group.

As to the California Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement limiting the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class C to not more than 1.60%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements of expenses that reduced the total expense ratio of Class A to 0.93% and the total expense ratio of Class C to 1.58%. The Board observed that the contractual and actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately seven basis points above the median of the peer group and that the total expense ratio of Class C was approximately one basis point above the median of the peer group.

As to the Connecticut Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio to 0.52% and the management and administrative services fees to an effective rate of 0.17%. The Board observed that the contractual management and administrative services fees were approximately nine basis points above the median of the peer group and the actual management and administrative fees were twenty-three basis points below the median of the peer group. The Board observed that the total expense ratio of the Fund was approximately thirty-three basis points below the median of the peer group.

As to the Florida Tax Free Fund, the Board of the Trust observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class C to not more than 1.60%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio of Class A to 0.75%, the total expense ratio of Class C to 1.38% and the management and administrative fee to an effective rate of 0.38%. The Board observed that the contractual management and administrative services fees were approximately the same as the median of the peer group and the actual management and administrative services fees were eleven basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately seven basis points below the median of the peer group and that the total expense ratio of Class C was approximately eighteen basis points below the median of the peer group.

As to the Georgia Tax Free Fund, the Board of the Trust observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio of Class A to 0.44% and the management and administrative fee to an effective rate of 0.44%. The Board observed that the contractual management and administrative services fees were approximately three basis points below the median of the peer group and the actual management and administrative services fees were approximately eight basis points below the median of the peer group. The Board also observed that the total expense ratio was approximately forty basis points below the median of the peer group.

As to the Hawaii Tax Free Fund, the Board of the Trust observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio of Class A to 0.71% and the management and administrative fee to an effective rate of 0.12%. The Board observed that the contractual management and administrative services fees were approximately the same as the median of the peer group and the actual management and administrative services fees were approximately thirty-seven basis points below the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately eighteen basis points below the median of the peer group.

As to the Michigan Tax Free Fund, the Board of the Trust observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than

0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio of Class A to 0.60%. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of the Fund was approximately twenty-four basis points below the median of the peer group.

As to the Minnesota Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio of Class A to 0.67%. The Board observed that the contractual and actual management and administrative services fees of the Fund were approximately the same as the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately twenty-two basis points below the median of the peer group.

As to the Missouri Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95% and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio to 0.57% and the management and administrative services fees to an effective rate of 0.22%. The Board observed that the contractual management and administrative services fees were approximately four basis points below the median of the peer group and that the actual management and administrative services fees were approximately thirty-one basis points below the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately thirty-five basis points below the median of the peer group.

As to the New Jersey Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio to 0.57%. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that the total expense ratio of the Fund was approximately the same as the median of the peer group.

As to the New York Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 0.95% and the total expense ratio of Class C to not more than 1.60%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio of Class A to 0.62%, the total expense ratio of Class C to 1.28%, and the management and administrative services fees to effective rate of 0.28%. The Board observed that the contractual management and administrative services fees were approximately five basis points above the median of the peer group and the actual management and administrative services fees were approximately seventeen basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty-two basis points below the median of the peer group and that the total expense ratio of Class C was approximately twenty basis points below the median of the peer group.

As to the Pennsylvania Tax Free Fund, the Board of the Trust observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio to 0.67% and the management and administrative services fees to effective rate of 0.36%. The Board observed that the contractual management and administrative services fees were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately fourteen basis points below the median of the peer group. The Board also observed that the total expense ratio was approximately eighteen basis points below the median of the peer group.

As to the Texas Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio to 0.84%. The Board observed that the contractual management and administrative services fees were approximately three basis points above the median of the peer group and that the actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that the total expense ratio was approximately the same as the median of the peer group.

As to the Washington Tax Free Fund, the Board of the Company observed that Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio to not more than 0.95%, that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms, and that Lord Abbett had voluntarily made additional reimbursements reducing the total expense ratio to 0.69%. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that the total expense ratio was approximately fourteen basis points below the median of the peer group.

As to the Intermediate Tax Free Fund, the Board of the Trust considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of insured municipal debt funds and the second consisting of intermediate municipal debt funds. The Board observed that Lord Abbett had agreed to an expense reimbursement agreement that provided for reimbursement of the Fund's entire management fee and nonmanagement expenses, so that its only expenses were 12b-1 fees. The Board observed that the contractual management and administrative services fees were approximately fourteen basis points below the median of the first peer group. As to that group, the Board observed that the total expense ratio of Class A was approximately fifty-nine basis points below the median of the peer group, the total expense ratios of Class B and Class C were fifty-eight basis points below the median of the peer group, and the total expense ratio of Class P was twenty basis points below the median of the peer group. As to the second peer group, and the Board observed that the contractual management and administrative services fees were approximately six basis points below the median of the peer group. The Board observed that the total expense ratios of Class A was approximately seventy-one basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fifty-two basis points below the median of the peer group, and the total expense ratio of Class P was approximately thirteen basis points below the median of the peer group.

As to the High Yield Municipal Bond Fund, the Board of the Trust observed that the Fund had benefited from a reimbursement of all or a significant portion of its expenses from inception through October 31, 2006. The Board also observed that since November 1, 2006 Lord Abbett had been voluntarily reimbursing a portion of the Fund's expenses so that the total expense ratio of Class A would not exceed an annualized rate of 0.55%, the total expense ratios of Class B and Class C would not exceed an annualized rate of 1.05%, and the total expense ratio of Class P would not exceed an annualized rate of 0.55% and that Lord Abbett could stop reimbursing expenses at any time or change the amount of the reimbursements. The Board observed that the contractual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that, as of September 30, 2006, the total expense ratio of Class A was approximately seventy-four basis points below the median of the peer group and the total expense ratios of Class B and Class C were approximately one hundred two basis points below the median of the peer group. The Board also observed that, effective November 1, 2006, giving effect to Lord Abbett's voluntary reimbursement, the total expense ratio of Class A was thirty-five basis points below the median of the peer group and the total expense ratios of Class B and Class C were approximately forty-seven basis points below the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class P shares or an equivalent class of shares, so that Lipper had not provided an expense group comparison for that class.

Profitability. As to each of their respective Funds, each Board considered the level of Lord Abbett's profits in the managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of the Funds. Each Board concluded that the allocation methodology had a reasonable basis and was appropriate. Each Board considered the profits realized by Lord Abbett in connection with the operation of the Funds and whether the amount of profit was fair for the management of each Fund. Each Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the business of the Funds. Each Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. Each Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Funds. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Funds was not excessive.

Economies of Scale. As to each of their respective funds, each Board considered whether there had been any economies of scale in managing the Funds, whether the Funds had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. Each Board concluded that the existing advisory fee schedules, with breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing each of their respective Funds.

Other Benefits to Lord Abbett. As to each of their respective Funds, each Board considered the character and amount of fees paid by the Funds and their shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. Each Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Funds. Each Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. Each Board also noted that Lord Abbett, as disclosed in the prospectus of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each of their respective Funds, each Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Funds, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, each Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, each Board unanimously found that continuation of the existing management agreements was in the best interests of each of the Funds and their shareholders and voted unanimously to approve the continuation of the management agreements.

Householding

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800 821 5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LATFI-3-307

(05/07)

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett National Tax Free Income Fund

Lord Abbett California Tax Free Income Fund

Lord Abbett Connecticut Tax Free Income Fund

Lord Abbett Hawaii Tax Free Income Fund

Lord Abbett Minnesota Tax Free Income Fund

Lord Abbett Missouri Tax Free Income Fund

Lord Abbett New Jersey Tax Free Income Fund

Lord Abbett New York Tax Free Income Fund

Lord Abbett Texas Tax Free Income Fund

Lord Abbett Washington Tax Free Income Fund

Lord Abbett Municipal Income Trust

Lord Abbett Intermediate Tax Free Fund

Florida Series

Georgia Series

High Yield Municipal Bond Fund

Michigan Series

Pennsylvania Series

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Item 2:                              Code of Ethics.

Not applicable.

Item 3:           Audit Committee Financial Expert.

Not applicable.

Item 4:           Principal Accountant Fees and Services.

Not applicable.

Item 5:           Audit Committee of Listed Registrants.

Not applicable.

Item 6:           Schedule of Investments.

Not applicable.

Item 7:           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:         Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11:         Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:         Exhibits.

(a)(1)          Amendments to Code of Ethics – Not applicable.

(a)(2)          Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)          Not applicable.

(b)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007